FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 5/31/10

Item 1. Schedule of Investments.

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.7%
Alabama 83.2%
Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%, 9/01/24	$2,500,000	$2,556,850
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/24	1,755,000	1,809,861
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.00%, 8/15/23	4,435,000	4,451,321
Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24	3,470,000	3,579,166
Alabaster Sewer Revenue, NATL Insured, 5.00%, 4/01/29	2,055,000	2,020,414
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36	2,560,000	2,607,821
Auburn University General Fee Revenue, Auburn University, Series A, AGMC Insured, 5.00%, 6/01/38	7,000,000	7,293,300
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	1,990,000	2,011,373
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A,
Assured Guaranty, 5.00%, 6/01/39	3,825,000	3,924,833
Birmingham Southern College Private Educational Building Authority Tuition Revenue,
Refunding, 5.35%, 12/01/19	1,000,000	930,180
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, Assured Guaranty, 6.00%, 6/01/39	4,000,000	4,332,080
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,286,115
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32	1,000,000	1,046,960
Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%, 7/01/37	9,025,000	8,135,676
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29	4,290,000	4,422,347
Coffee County PBA, Building Revenue, NATL Insured, 5.00%, 9/01/27	2,145,000	2,230,757
Cullman and Jefferson Counties Gas District Gas Revenue, NATL Insured, 5.85%, 7/01/24	2,000,000	2,043,680
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	6,343,470
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,100,150
Series B, 5.50%, 9/01/33	4,500,000	4,712,040
Etowah County Board of Education Special Tax, School wts., AGMC Insured, 5.00%,
9/01/24	4,235,000	4,402,960
9/01/28	2,000,000	2,060,160
9/01/33	2,500,000	2,547,750
Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29	1,500,000	1,393,230
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%, 9/01/14	2,000,000	2,004,840
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33	2,000,000	2,066,820
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	4,662,450
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded,
5.40%, 6/01/22	4,000,000	4,415,360
5.50%, 6/01/27	3,820,000	4,224,003
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Refunding and Improvement, NATL Insured, 5.00%, 10/01/33	8,000,000	8,299,040
Jacksonville State University Revenue, Tuition and Fee, NATL Insured, 5.00%, 12/01/22	3,000,000	3,061,560
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24	2,000,000	1,657,580
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13	200,000	218,984
Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A, NATL Insured,
5.625%, 7/01/21	3,000,000	2,799,300
5.375%, 7/01/29	3,095,000	2,527,594
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	7,757,084
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,540,647
AMBAC Insured, 5.00%, 12/01/31	3,910,000	3,839,268
Assured Guaranty, 5.00%, 12/01/39	3,750,000	3,820,950
Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A, AMBAC Insured, 5.00%, 9/01/34	1,000,000	1,016,740
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty, 5.125%, 9/01/34	600,000	629,340
Quarterly Statement of Investments      See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Madison GO, wts.,
AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26	$2,410,000	$2,514,690
Refunding, XLCA Insured, 4.75%, 12/01/36	2,455,000	2,465,876
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31	7,500,000	7,613,025
Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	2,713,020
Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32	2,170,000	2,180,177
Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured, Pre-Refunded,
5.10%, 3/01/22	2,265,000	2,344,388
5.125%, 3/01/31	8,230,000	8,519,943
Mobile GO, wts., 5.50%, 2/15/30	2,000,000	2,132,820
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33	6,500,000	6,761,820
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36	10,000,000	10,348,600
Moulton Water Works Board Water Revenue, NATL Insured, 5.375%, 1/01/32	1,935,000	1,954,640
Muscle Shoals GO, wts., NATL Insured, Pre-Refunded, 5.50%, 8/01/30	1,550,000	1,593,958
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	4,610,000	4,804,588
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35	2,000,000	2,050,120
[a]Selma IDBR, Gulf Oppurtunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,022,290
Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33	2,610,000	2,685,507
Tallassee GO, Water Gas and Sewer wts., AMBAC Insured,
5.25%, 5/01/31	465,000	471,896
Pre-Refunded, 5.25%, 5/01/31	670,000	706,321
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32	5,000,000	5,063,800
Troy State University Student Fee Revenue, NATL Insured, 5.00%, 11/01/21	2,215,000	2,271,527
Trussville GO, wts., Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	4,740,000	4,871,203
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
Student Housing LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,692,900
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	8,942,940
University of Montevallo Revenue, AGMC Insured, Pre-Refunded, 5.30%, 5/01/22	1,940,000	2,047,903
University of North Alabama Revenue,
General Fee, Series A, AGMC Insured, 5.375%, 11/01/17	4,395,000	4,407,614
Student Housing, NATL RE, FGIC Insured, 5.00%, 11/01/29	2,995,000	3,045,526
University of South Alabama University Revenues, Facilities, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,238,500
Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital, Series A, 5.65%, 11/01/22	3,465,000	2,700,760

		249,950,406

U.S. Territories 15.5%
Puerto Rico 15.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	1,000,000	1,057,570
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.25%, 7/01/27	1,495,000	1,575,566
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	1,885,000	1,984,057
Refunding, AGMC Insured, 5.25%, 7/01/27	1,005,000	1,013,120
Refunding, AGMC Insured, 5.125%, 7/01/30	1,115,000	1,121,166
Series A, 5.125%, 7/01/31	3,550,000	3,555,183
Series A, Pre-Refunded, 5.125%, 7/01/31	1,450,000	1,526,198
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	10,335,000	11,086,458
Puerto Rico Electric Power Authority Power Revenue,
Series TT, 5.00%, 7/01/37	3,000,000	2,934,540
Series WW, 5.50%, 7/01/38	3,350,000	3,444,369
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.25%, 7/01/27	760,000	766,954
Refunding, Series G, 5.00%, 7/01/26	1,000,000	1,004,070
Series D, Pre-Refunded, 5.25%, 7/01/27	2,305,000	2,514,432

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
	5.75%, 8/01/37	$2,000,000	$2,148,560
	5.375%, 8/01/39	1,500,000	1,556,550
	6.00%, 8/01/42	8,500,000	9,261,430

	Total U.S. Territories		46,550,223

	Total Municipal Bonds before Short Term Investments (Cost $291,190,043)		296,500,629

	Short Term Investments (Cost $1,800,000) 0.6%

	Municipal Bonds 0.6%
	U.S. Territories 0.6%
	Puerto Rico 0.6%
[b]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	1,800,000	1,800,000

	Total Investments (Cost $292,990,043) 99.3%		298,300,629
	Other Assets, less Liabilities 0.7%		1,973,388

	Net Assets 100.0%		$300,274,017

[a]	Security purchased on a delayed delivery basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Alabama Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond/Board
IDBR	Industrial Development Board Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

		Principal
		Amount	Value

	Municipal Bonds 99.7%
	Arizona 87.8%
	Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,
	7/01/26	$2,500,000	$2,875,650
	7/01/27	3,000,000	3,435,090
	7/01/28	3,350,000	3,818,397
	Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College, 5.125%, 1/01/30	2,250,000	2,243,025
	Arizona Health Facilities Authority Hospital System Revenue,
	John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32	3,280,000	3,676,650
	Phoenix Baptist Hospital, NATL Insured, ETM, 6.25%, 9/01/11	495,000	507,697
	Arizona Health Facilities Authority Revenue,
	Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	15,786,300
	Banner Health, Series A, 5.00%, 1/01/35	10,000,000	9,846,500
	Banner Health, Series D, 5.50%, 1/01/38	17,500,000	17,879,925
	Catholic Healthcare West, Series A, 6.625%, 7/01/20	6,390,000	6,485,275
	Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	10,839,300
	Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1, AMBAC Insured, Pre-Refunded, 5.125%, 6/01/25	2,000,000	2,095,960
	Arizona State COP, Department Administration, Series A, AGMC Insured,
	5.25%, 10/01/26	8,500,000	9,101,120
	5.00%, 10/01/29	5,855,000	6,039,608
[a]	Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/29	10,000,000	10,401,000
	Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33	1,000,000	1,014,450
	Arizona State University COP,
	Arizona State University Project, NATL Insured, Pre-Refunded, 5.10%, 7/01/25	2,640,000	2,877,442
	Downtown Campus/Mercado Project, Series A, NATL Insured, 5.80%, 7/01/24	1,350,000	1,354,320
	Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	17,250,000	17,459,070
	Arizona State University Revenues, NATL RE, FGIC Insured, 5.00%,
	7/01/23	2,890,000	2,980,168
	7/01/25	2,250,000	2,312,460
	Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A, NATL Insured, 5.00%, 7/01/28	7,000,000	7,017,500
	Downtown Phoenix Hotel Corp. Revenue,
	Senior Series A, FGIC Insured, 5.00%, 7/01/40	26,485,000	20,943,808
	sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	18,995,000	18,271,290
	sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40	12,845,000	11,988,624
	Gila County Revenue Obligations, Assured Guaranty, 5.00%, 7/01/29	2,690,000	2,797,358
	Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	10,925,100
	Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	25,929,500
	Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
	5.00%, 12/01/32	4,025,000	3,732,785
	5.00%, 12/01/42	12,870,000	11,613,888
	Series B, 5.00%, 12/01/37	3,000,000	2,745,030
	Glendale IDAR, Midwestern University,
	[a]5.00%, 5/15/35	5,000,000	4,902,050
	[a]5.125%, 5/15/40	10,000,000	9,901,500
	Refunding, 5.00%, 5/15/31	7,080,000	7,007,288
	Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/33	1,000,000	1,021,390
	Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,117,920
	Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38	10,000,000	10,582,100
	Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	8,945,000	9,132,398
	Greater Arizona Development Authority Infrastructure Revenue,
	Series A, NATL Insured, 5.00%, 8/01/26	3,425,000	3,539,532
	Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,155,175
	Marana Municipal Property Corp. Municipal Facilities Revenue,
	Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,101,628
	Series A, 5.00%, 7/01/28	3,000,000	3,139,830
	Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,035,160
Quarterly Statement of Investments      See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Maricopa County IDA, MFHR,
Senior National Health Facilities II, Project A, AGMC Insured, ETM, 5.50%, 1/01/18	$2,000,000	$2,282,420
Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,650,000	1,621,917
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,222,950
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	14,364,455
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,170,797
Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16	2,705,000	2,707,462
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16	1,370,000	1,371,247
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21	9,600,000	9,603,072
Mayo Clinic, 5.00%, 11/15/36	25,750,000	26,455,550
Maricopa County IDA Hospital Facility Revenue,
Mayo Clinic Hospital, 5.25%, 11/15/37	16,000,000	16,010,880
Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37	3,000,000	3,002,040
Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,306,348
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A, GNMA Secured, 5.00%, 8/20/35	1,725,000	1,754,877
Maricopa County PCC, PCR,
El Paso Electric Co. Project, Series A, 7.25%, 2/01/40	10,000,000	11,444,000
Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29	11,500,000	11,052,535
[a]Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	12,500,000	12,509,750
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,135,950
Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,340,423
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa, Refunding,
5.25%, 7/01/33	5,000,000	5,132,150
5.00%, 7/01/38	5,000,000	5,009,700
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,596,836
Assured Guaranty, 5.00%, 7/01/38	3,825,000	3,867,917
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	10,000,000	11,481,900
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,429,240
Navajo County School District GO, School Improvement, Project 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,122,936
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	6,075,000	5,778,297
Northern Arizona University COP, Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/30	4,860,000	4,859,611
Northern Arizona University System Revenues, 5.00%, 6/01/38	5,000,000	5,042,600
Peoria Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%, 7/01/19	1,300,000	1,304,745
Phoenix Civic Improvement Corp. Airport Revenue, senior lien,
Series A, 5.00%, 7/01/38	10,000,000	10,098,900
Series B, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,046,410
Series B, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,072,400
Series B, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,404,635
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
7/01/27	3,945,000	3,750,590
7/01/28	2,000,000	1,891,720
7/01/29	2,000,000	1,880,480
7/01/36	5,000,000	4,512,450
7/01/37	7,000,000	6,314,280
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE, FGIC Insured, 5.00%,
7/01/35	5,550,000	5,601,782
7/01/41	5,000,000	5,022,050
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, NATL Insured, 5.00%, 7/01/28	2,000,000	2,092,900
junior lien, NATL Insured, 5.00%, 7/01/29	3,405,000	3,553,969
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	13,515,000	13,953,291
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/20	9,710,000	9,956,925
junior lien, Refunding, NATL RE, FGIC Insured, 5.125%, 7/01/21	10,000,000	10,254,600
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/24	7,050,000	7,181,694
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,826,575
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/26	3,250,000	3,332,355
Phoenix GO, Various Purpose, Series B, 5.00%, 7/01/27	8,360,000	8,752,753

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.90%, 1/01/23	$1,020,000	$1,021,204
Phoenix IDA Government Office Lease Revenue,
Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/26	3,445,000	3,489,509
Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21	4,300,000	4,364,887
Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28	4,000,000	4,009,160
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,400,000	13,867,344
Series C, AMBAC Insured, 5.00%, 7/01/37	10,000,000	7,403,300
Pima County IDA Lease Revenue,
Metro Police Facility, Nevada Project, Series A, 5.375%, 7/01/39	2,000,000	2,057,040
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	7,500,000	7,781,700
Pima County Arizona, 5.125%, 9/01/27	8,655,000	8,981,899
Pima County Arizona, 5.00%, 9/01/39	15,000,000	15,018,000
Pinal County Electric District No. 4 Electric System Revenue, 6.00%,
12/01/23	525,000	557,246
12/01/28	740,000	763,828
12/01/38	1,150,000	1,168,331
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,859,541
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, Series A, 5.00%, 1/01/23	6,000,000	6,357,540
Series A, 5.00%, 1/01/37	16,000,000	16,541,600
Series A, 5.00%, 1/01/38	15,000,000	15,652,650
Series A, 5.00%, 1/01/39	25,000,000	26,280,000
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	9,237,600
12/01/37	10,000,000	9,033,600
San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured, 5.00%, 7/01/38	8,650,000	8,661,159
Scottsdale GO, Refunding, 5.00%, 7/01/22	3,000,000	3,132,390
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
Pre-Refunded, 5.70%, 12/01/21	2,000,000	2,172,920
Pre-Refunded, 5.80%, 12/01/31	14,865,000	16,172,377
Refunding, Series A, 5.25%, 9/01/30	5,000,000	4,974,900
Scottsdale Municipal Property Corp. Excise Tax Revenue,
5.00%, 7/01/36	21,270,000	22,745,925
Pre-Refunded, 5.00%, 7/01/24	5,000,000	5,740,950
Water and Sewer Improvements Project, 5.00%, 7/01/33	16,160,000	17,419,510
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
12/01/25	1,420,000	1,376,818
12/01/30	5,160,000	4,875,478
12/01/35	2,000,000	1,856,020
Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of Arizona Project, NATL Insured, Pre-Refunded, 5.10%, 9/01/33	3,000,000	3,301,920
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
7/01/28	4,275,000	4,303,899
7/01/34	11,510,000	11,272,779
Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
5.40%, 11/20/22	1,090,000	1,118,863
5.45%, 11/20/32	1,285,000	1,305,997
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	9,657,700
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured, 5.00%, 7/15/32	1,000,000	993,330
Tucson Water Revenue, System, Refunding, 5.00%,
7/01/28	1,230,000	1,321,856
7/01/29	1,765,000	1,887,103
University Medical Center Corp. Hospital Revenue,
5.00%, 7/01/35	7,000,000	6,590,010
6.50%, 7/01/39	4,750,000	5,138,503
University of Arizona COP, University of Arizona Projects, Series B, AMBAC Insured,
5.00%, 6/01/26	7,070,000	7,273,687
5.00%, 6/01/28	7,000,000	7,154,070
5.00%, 6/01/31	5,565,000	5,629,721

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Pre-Refunded, 5.125%, 6/01/22	$2,250,000	$2,440,755
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,
Series A, 6.00%, 8/01/33	2,000,000	2,023,860
Series B, 5.625%, 8/01/33	2,315,000	2,321,551
Series B, 5.625%, 8/01/37	12,435,000	12,437,984
Yuma IDA Hospital Revenue, Yuma Regional Medical Center, AGMC Insured, Pre-Refunded, 5.50%, 8/01/21	2,015,000	2,150,529
Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%, 7/01/25	3,100,000	3,102,821

		980,114,989

U.S. Territories 11.9%
Puerto Rico 11.9%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,351,300
Puerto Rico Commonwealth GO,
Public Improvement, Series A, 5.375%, 7/01/28	3,355,000	3,374,895
Series A, 5.25%, 7/01/37	10,000,000	9,928,100
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,467,150
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue,
Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12	965,000	967,625
Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%, 7/01/24	2,790,000	2,799,681
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	8,190,000	8,260,762
Series D, Pre-Refunded, 5.375%, 7/01/33	21,810,000	23,847,708
Series I, Pre-Refunded, 5.375%, 7/01/34	40,000,000	45,920,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre- Refunded, 5.50%, 8/01/29	15,000,000	16,168,650
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A, 5.50%, 8/01/37	11,000,000	11,588,940

Total U.S. Territories		132,675,211

Total Municipal Bonds before Short Term Investments (Cost $1,092,929,184)		1,112,790,200

Short Term Investments (Cost $6,700,000) 0.6%

Municipal Bonds 0.6%
U.S. Territories 0.6%
Puerto Rico 0.6%
[b]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	6,700,000	6,700,000

Total Investments (Cost $1,099,629,184) 100.3%		1,119,490,200
Other Assets, less Liabilities (0.3)%		(3,756,076)

Net Assets 100.0%		$1,115,734,124

[a]	Security purchased on a when-issued or delayed delivery basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Arizona Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

ACA	American Capital Access Holdings Inc.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
HFC	Housing Finance Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
MFHR	Multi-Family Housing Revenue
MFR	Multi-Family Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCC	Pollution Control Corp.
PCR	Pollution Control Revenue
USD	Unified/Union School District
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

		Principal
		Amount	Value

	Municipal Bonds 98.5%
	Colorado 89.0%
	Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$10,000,000	$9,999,300
	Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
	5/15/34	2,000,000	2,156,660
	5/15/39	2,150,000	2,311,831
	Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32	15,000,000	15,071,250
	Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
	5.25%, 10/01/32	1,000,000	956,860
	5.25%, 10/01/40	8,200,000	7,580,982
	5.00%, 10/01/43	9,700,000	8,573,248
	Aurora COP,
	AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30	4,935,000	5,062,175
	Refunding, Series A, 5.00%, 12/01/29	6,655,000	7,025,617
	Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,964,682
	Aurora Hospital Revenue, Children’s Hospital Assn., 5.00%, 12/01/40	5,000,000	5,003,900
	Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
	8/01/36	5,880,000	6,054,577
	8/01/39	14,000,000	14,398,300
[a]	Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,126,314
	Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33	1,500,000	1,504,620
	Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%, 12/15/33	5,300,000	5,585,829
	Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	10,775,000	11,548,645
	Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,552,150
	Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,740,406
	Broadlands Metropolitan District No. 2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	9,059,794
	Broomfield COP,
	Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22	1,535,000	1,553,343
	Refunding, AMBAC Insured, 6.00%, 12/01/29	2,000,000	2,012,160
	Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	10,000,000	10,156,800
	Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%, 12/01/31	7,500,000	7,605,225
	Colorado Department of Transportation COP, NATL Insured, 5.00%, 6/15/34	6,915,000	7,046,247
	Colorado Educational and Cultural Facilities Authority Revenue,
	James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%, 8/01/37	6,060,000	6,032,851
	Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38	9,000,000	9,165,060
	Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/27	6,545,000	7,070,694
	Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	10,005,000	10,808,602
	Colorado Health Facilities Authority Revenue,
	Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,072,700
	Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,779,375
	Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,215,800
	Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 6.125%, 6/01/38	4,500,000	4,612,545
	Evangelical Lutheran Project, 5.25%, 6/01/31	4,000,000	3,949,880
	Evangelical Lutheran Project, Series A, 5.25%, 6/01/34	3,500,000	3,439,065
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	2,856,081
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	2,986,611
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,116,865
	Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	2,674,800
	Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,386,877
	Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,062,850
	Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26	2,500,000	2,738,050
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31	$5,500,000	$6,013,810
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	10,000,000	10,295,500
Refunding, 5.00%, 1/01/40	5,000,000	4,992,150
Valley View Hospital Assn., Refunding, 5.75%, 5/15/36	2,000,000	2,029,220
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	3,693,040
Colorado HFAR,
MF, Project II, Series A-2, 5.30%, 10/01/23	1,645,000	1,663,292
MF, Project II, Series A-2, 5.375%, 10/01/32	3,605,000	3,631,569
MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28	235,000	235,141
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,356
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,113,600
Colorado Springs Hospital Revenue,
6.375%, 12/15/30	3,785,000	3,853,054
Pre-Refunded, 6.375%, 12/15/30	3,715,000	3,864,454
Refunding, 6.25%, 12/15/33	5,000,000	5,248,750
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	11,620,749
Colorado Springs Utilities Revenue,
Refunding, Series A, 5.00%, 11/15/27	1,000,000	1,103,700
sub. lien, System Improvement, Series B, 5.00%, 11/15/33	3,000,000	3,110,400
Colorado State Board of Governors University Enterprise System Revenue, Series A,
5.00%, 3/01/34	2,250,000	2,372,040
5.00%, 3/01/39	10,550,000	11,059,354
NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	13,488,540
Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons
Academic Facility Project, Series B, NATL Insured, 5.00%, 11/01/30	5,000,000	5,082,650
Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	7,412,080
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	5,245,000	5,747,104
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,484,172
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
6.15%, 9/01/11	75,000	75,256
6.30%, 9/01/14	25,000	25,089
Colorado Water Resources and Power Development Authority Small Water Resource Revenue, Series A, FGIC Insured, Pre-Refunded, 5.80%, 11/01/20	1,200,000	1,226,436
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,004,700
East Cherry Creek Valley Water Sanitary District, NATL Insured, 5.00%, 11/15/30	1,590,000	1,616,474
Parker Water and Sanitary District, NATL Insured, 5.00%, 9/01/30	5,000,000	5,009,100
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,028,804
Denver City and County Airport Revenue,
Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23	4,500,000	4,543,965
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,740,900
Series D, 7.75%, 11/15/13	615,000	678,142
Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25	7,000,000	7,250,320
Denver City and County School District No. 1 GO, Series A, 5.00%,
12/01/28	1,000,000	1,086,730
12/01/29	4,500,000	4,876,020
Denver Convention Center Hotel Authority Revenue, Refunding, Senior bond, XLCA Insured, 5.00%, 12/01/30	14,500,000	13,038,835
Denver Health and Hospital Authority Healthcare Revenue,
[a]5.50%, 12/01/30	1,500,000	1,478,250
[a]5.625%, 12/01/40	4,000,000	3,917,200
Refunding, Series A, 5.25%, 12/01/31	9,250,000	8,748,835
Series A, Pre-Refunded, 6.00%, 12/01/23	1,000,000	1,080,220
Series A, Pre-Refunded, 6.00%, 12/01/31	5,400,000	5,833,188
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,915,178
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	4,375,000	4,449,419
E-470 Public Highway Authority Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	638,280
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	1,792,986

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	$14,075,000	$2,795,154
Senior Series A, NATL Insured, Pre-Refunded, 5.75%, 9/01/29	4,575,000	4,726,341
Senior Series A, NATL Insured, Pre-Refunded, 5.75%, 9/01/35	10,825,000	11,182,875
El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,901,567
El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24	1,500,000	1,541,985
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	2,969,509
12/01/37	5,120,000	5,272,115
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,431,400
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	12,923,017
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,346,045
Mesa State College Auxiliary Facilities Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,720,460
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,643,539
Mesa State College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	6,079,884
Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, Pre- Refunded, 5.125%,
6/15/26	6,550,000	6,978,632
6/15/31	4,465,000	4,757,190
Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	7,884,030
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	10,859,508
Pueblo Board Waterworks Water Revenue, Series A, AGMC Insured, Pre-Refunded, 6.00%, 11/01/21	4,300,000	4,400,964
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	4,115,000	4,364,122
Regional Transportation District Sales Tax Revenue, FasTracks Project,
Refunding, Series A, AGMC Insured, 4.50%, 11/01/35	3,500,000	3,524,010
Series A, AMBAC Insured, 5.00%, 11/01/31	14,150,000	14,918,203
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal, NATL Insured, 5.00%, 12/01/29	6,100,000	6,325,761
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,328,044
Triview Metropolitan District GO, Refunding, 5.00%, 11/01/34	10,855,000	10,984,609
University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	3,570,000	3,975,659
University of Colorado Enterprise System Revenue, Series A, 5.375%, 6/01/38	3,000,000	3,222,240
University of Colorado Regents, NATL Insured, 5.00%, 6/01/32	5,000,000	5,209,500
University of Colorado Hospital Authority Revenue,
Refunding, 6.00%, 11/15/29	5,000,000	5,353,300
Series A, 5.00%, 11/15/37	2,000,000	1,950,380
Series A, 5.25%, 11/15/39	3,000,000	3,009,030
Series A, Pre-Refunded, 5.60%, 11/15/25	1,900,000	2,038,377
University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%, 6/01/31	3,000,000	3,013,560
Ute Water Conservancy District Water Revenue, NATL Insured, Pre-Refunded, 5.75%, 6/15/20	5,000,000	5,059,050
Western State College Revenues, 5.00%,
5/15/34	2,000,000	2,040,440
5/15/39	2,000,000	2,041,900
Westminster Building Authority COP, NATL Insured, 5.25%, 12/01/22	1,555,000	1,605,289

		647,641,362

U.S. Territories 9.5%
Guam 0.8%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,113,420
5.75%, 12/01/34	3,565,000	3,707,743

		5,821,163

Puerto Rico 8.7%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/41	5,000,000	4,824,100
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	13,910,000	14,039,502
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	1,335,000	1,336,295

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	$2,120,000	$2,138,317
	Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,740,050
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
	Series A, 5.00%, 8/01/24	6,500,000	6,781,125
	Series A, 5.25%, 8/01/27	7,950,000	8,350,441
	Series A, 5.50%, 8/01/37	5,000,000	5,267,700
	Series A, 5.50%, 8/01/42	3,000,000	3,141,720
	Series B, 6.375%, 8/01/39	10,000,000	11,210,700

			62,829,950

	Total U.S. Territories		68,651,113

	Total Municipal Bonds before Short Term Investments (Cost $695,214,219)		716,292,475

	Short Term Investments 1.2%

	Municipal Bonds 1.2%
	Colorado 1.2%
[b]	Colorado Educational and Cultural Facilities Authority Revenue,
	National Jewish Federation Bond Program, Series A-3, Daily VRDN and Put, 0.30%, 2/01/35	2,200,000	2,200,000
	National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.30%, 9/01/35	655,000	655,000
	National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.30%, 7/01/36	500,000	500,000
	National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put, 0.30%, 2/01/34	600,000	600,000
	National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.30%, 7/01/29	1,145,000	1,145,000
	National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.28%, 9/01/37	700,000	700,000
	YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.28%, 10/01/38	3,200,000	3,200,000

	Total Short Term Investments (Cost $9,000,000)		9,000,000

	Total Investments (Cost $704,214,219) 99.7%		725,292,475
	Other Assets, less Liabilities 0.3%		2,544,767

	Net Assets 100.0%		$727,837,242

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Colorado Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
HFAR	Housing Finance Authority Revenue
MF	Multi-Family
MFH	Multi-Family Housing
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.6%
Connecticut 76.1%
Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19	$1,000,000	$1,016,490
Connecticut State Airport Revenue, Bradley International Airport, Series A, NATL RE, FGIC Insured, 5.125%, 10/01/26	3,000,000	2,985,000
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care
Project, Church Homes Inc. Project, Refunding, 5.80%, 4/01/21	4,000,000	3,964,800
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22	2,000,000	1,942,140
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23	750,000	748,605
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18	1,100,000	1,099,923
Connecticut State Development Authority PCR,
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	5,500,000	5,597,350
United Illuminating Co. Project, Mandatory Put 2/01/12, 5.75%, 6/01/26	1,000,000	1,061,280
Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project, Refunding, Radian Insured, 5.00%, 9/01/21	2,000,000	1,851,840
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A, 5.75%, 11/01/37	5,000,000	5,003,050
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	1,000,000	1,002,770
Connecticut State GO,
Series A, 5.00%, 4/15/20	5,155,000	5,903,609
Series A, 5.00%, 2/15/29	10,000,000	10,896,800
Series B, Pre-Refunded, 5.00%, 6/15/20	10,000,000	10,480,300
Series B, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,088,150
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,450,350
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	15,370,000	15,788,986
Brunswick School, Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	4,945,250
Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	927,220
Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29	1,215,000	1,225,230
Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31	1,000,000	1,007,610
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,583,023
Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29	3,500,000	3,506,335
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,976,475
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,238,500
Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%, 7/01/25	250,000	253,595
Fairfield University, Series M, 5.00%, 7/01/26	450,000	468,482
Fairfield University, Series M, 5.00%, 7/01/34	1,000,000	1,013,220
Fairfield University, Series N, 5.00%, 7/01/29	7,000,000	7,220,220
Greenwich Academy, Series B, AGMC Insured, Pre-Refunded, 5.00%, 3/01/32	4,210,000	4,398,019
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,015,250
Horace Bushnell Memorial Hall, Series A, NATL Insured, 5.625%, 7/01/29	1,000,000	1,003,040
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37	2,500,000	2,253,500
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,112,890
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,439,988
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	375,000	468,506
Miss Porter’s School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26	1,730,000	1,854,283
Miss Porter’s School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,592,969
New Horizons Village Project, 7.30%, 11/01/16	2,905,000	2,917,201
New Money, Series O, 5.00%, 7/01/35	4,000,000	4,117,960
New Money, Series O, 5.00%, 7/01/40	5,000,000	5,147,450
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34	1,675,000	1,713,341
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	8,000,000	8,171,920
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	15,380,100
Quinnipiac University, Series K-1, NATL Insured, 5.00%, 7/01/31	4,000,000	4,142,280
Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37	1,170,000	1,069,649
Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28	4,000,000	3,939,000
Sacred Heart University, Series C, 6.50%, 7/01/16	180,000	180,572
Sacred Heart University, Series C, 6.625%, 7/01/26	785,000	787,567
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,267,950
Series B, NATL Insured, 5.00%, 7/01/33	2,000,000	1,957,040
St. Mary’s Hospital, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,358,775
Stamford Hospital, Series I, 5.00%, 7/01/30	5,000,000	5,023,400
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,569,915
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	$4,025,000	$4,157,865
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	2,000,000	2,006,080
Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	5,425,000	5,738,565
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,924,804
Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	886,290
Wesleyan University, 5.00%, 7/01/39	10,000,000	10,550,500
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	11,157,182
Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30	2,000,000	2,028,300
Yale University, Series A-2, 5.00%, 7/01/40	20,000,000	21,254,800
Yale University, Series Y-1, 5.00%, 7/01/35	15,000,000	15,717,750
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	10,474,000
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	12,500,000	12,682,875
Connecticut State HFA Housing Mortgage Finance Program Revenue,
5.20%, 11/15/34	1,770,000	1,844,517
5.30%, 11/15/39	2,475,000	2,555,933
Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,315,322
Sub Series C-1, 4.95%, 11/15/39	6,365,000	6,475,369
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31	2,715,000	2,716,439
Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28	4,650,000	4,693,663
Housing Mortgage Finance Program, Series F, Sub Series F-2, 5.875%, 11/15/33	3,170,000	3,328,849
Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38	1,295,000	1,352,472
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,041,810
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,010,160
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	455,217
Connecticut State Higher Education Supplemental Loan Authority Revenue,
CHESLA Loan Program, Series A, 5.05%, 11/15/27	1,000,000	1,035,700
Family Education Loan Program, Series A, AMBAC Insured, 6.00%, 11/15/18	520,000	531,040
Family Education Loan Program, Series A, NATL Insured, 5.50%, 11/15/17	365,000	374,391
Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
6/01/26	4,925,000	5,531,218
7/01/26	6,025,000	6,567,431
7/01/27	4,060,000	4,416,184
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
Series A, AGMC Insured, Pre-Refunded, 5.375%, 10/01/18	1,000,000	1,066,640
Series B, AMBAC Insured, 5.00%, 12/01/20	5,000,000	5,338,000
Series B, AMBAC Insured, 5.00%, 12/01/22	1,000,000	1,063,090
Greater New Haven Water Pollution Control Authority Regional Water Revenue,
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,495,734
Refunding, Series A, NATL Insured, 5.00%, 8/15/35	3,250,000	3,283,865
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,102,270
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,067,030
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	28,397
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	2,975,000	3,263,515
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,091,670
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,070,060
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,691,765
Refunding, Twenty-second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,214,000
Series A, NATL Insured, 5.00%, 8/01/33	6,000,000	6,145,740
University of Connecticut Revenue, Student Fee,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,457,700
Series A, 5.00%, 5/15/23	10,000,000	10,430,000
Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25	1,500,000	1,553,535

		406,316,905

U.S. Territories 21.5%
Puerto Rico 21.1%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	4,000,000	3,481,040
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	1,000,000	1,050,150
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,076,640
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	835,000	839,618
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,624,600
Series A, 5.00%, 7/01/29	1,000,000	997,520

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Series A, 5.125%, 7/01/31	$3,195,000	$3,199,665
	Series A, 5.00%, 7/01/33	465,000	459,959
	Series A, 5.00%, 7/01/34	280,000	276,130
	Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	1,000,000	1,092,240
	Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	601,779
	Series B, 5.00%, 7/01/35	1,895,000	1,863,012
	Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,649,151
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Refunding, Series A, 5.00%, 7/01/38	120,000	117,863
	Series G, 5.00%, 7/01/33	400,000	395,664
	Series G, Pre-Refunded, 5.00%, 7/01/33	600,000	674,892
	Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	5,000,000	4,761,950
	Puerto Rico Electric Power Authority Power Revenue,
	Series II, Pre-Refunded, 5.25%, 7/01/31	1,000,000	1,106,190
	Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,162,520
	Series TT, 5.00%, 7/01/32	18,500,000	18,425,815
	Series WW, 5.50%, 7/01/38	6,700,000	6,888,739
	Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,396,370
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	969,340
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19	3,595,000	3,669,812
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	1,995,000	2,012,237
	Series D, Pre-Refunded, 5.375%, 7/01/33	6,005,000	6,566,047
	Series I, 5.00%, 7/01/36	1,000,000	987,040
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A, 6.00%, 8/01/42	22,000,000	23,970,760
	University of Puerto Rico Revenues, University System, Refunding,
	Series P, 5.00%, 6/01/26	5,000,000	5,028,250
	Series Q, 5.00%, 6/01/36	1,500,000	1,470,060

			112,815,053

	U.S. Virgin Islands 0.4%
	Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,009,590
	Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21	1,000,000	1,000,760

			2,010,350

	Total U.S. Territories		114,825,403

	Total Municipal Bonds before Short Term Investments (Cost $508,136,875)		521,142,308

	Short Term Investments 0.8%

	Municipal Bonds 0.8%
	Connecticut 0.6%
[a]	Connecticut State Health and Educational Facilities Authority Revenue, Greater Hartford YMCA, Series B, Daily VRDN and Put, 0.26%, 7/01/38	3,000,000	3,000,000

	U.S. Territories 0.2%
[a]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	1,200,000	1,200,000

	Total Short Term Investments (Cost $4,200,000)		4,200,000

	Total Investments (Cost $512,336,875) 98.4%		525,342,308
	Other Assets, less Liabilities 1.6%		8,502,208

	Net Assets 100.0%		$533,844,516

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Connecticut Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCR	Pollution Control Revenue
PFAR	Public Financing Authority Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.3%
U.S. Territories 97.3%
Guam 7.1%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,490,200
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	5,195,000	5,489,608
5.625%, 12/01/29	3,850,000	4,024,213
5.75%, 12/01/34	9,250,000	9,620,370
Guam International Airport Authority Revenue,
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,771,972
Series A, NATL Insured, 5.25%, 10/01/22	700,000	716,233
Series B, NATL Insured, 5.25%, 10/01/22	1,000,000	1,023,190
Series B, NATL Insured, 5.25%, 10/01/23	1,000,000	1,021,640
Series C, NATL Insured, 5.25%, 10/01/21	5,000,000	5,005,400
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	4,980,400
Guam Power Authority Revenue, Refunding, Series A, NATL Insured,
5.125%, 10/01/29	1,975,000	1,964,078
5.25%, 10/01/34	7,000,000	6,766,270

		44,873,574

Puerto Rico 78.9%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,351,300
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	3,100,000	3,278,467
Assured Guaranty, 5.125%, 7/01/47	26,000,000	26,281,580
Puerto Rico Commonwealth GO,
Public Improvement, NATL Insured, Pre-Refunded, 5.75%, 7/01/26	3,000,000	3,011,940
Public Improvement, Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,608,035
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	10,000,000	10,261,700
Public Improvement, Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	3,000,000	3,086,850
Public Improvement, Refunding, Series B, 5.75%, 7/01/38	4,000,000	4,180,960
Public Improvement, Refunding, Series C, 6.00%, 7/01/39	10,650,000	11,315,199
Public Improvement, Series A, 5.375%, 7/01/28	1,300,000	1,307,709
Public Improvement, Series A, 6.00%, 7/01/38	3,000,000	3,172,710
Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31	3,315,000	3,319,840
Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	1,685,000	1,771,660
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	3,722,915
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	1,269,484
Series A, 5.25%, 7/01/29	6,600,000	6,630,690
Series A, 5.25%, 7/01/30	8,575,000	8,589,663
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32	5,500,000	6,000,280
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	2,000,000	2,166,580
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	14,264,911
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series H, 5.00%, 7/01/35	20,000	19,524
Refunding, Series M, 5.00%, 7/01/37	5,455,000	5,220,871
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	20,720,000	20,475,504
Series D, Pre-Refunded, 5.375%, 7/01/36	11,990,000	13,110,226
Series H, Pre-Refunded, 5.00%, 7/01/35	80,000	89,986
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	11,043,940
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	6,708,232
Series B, 5.00%, 7/01/37	24,250,000	23,720,865
Series B, 5.00%, 7/01/41	7,920,000	7,641,374
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	20,000,000	19,047,800
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,111,631
Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26	6,500,000	6,619,925
Series CCC, 5.25%, 7/01/27	5,000,000	5,194,100
Series CCC, 5.25%, 7/01/28	3,000,000	3,109,170
Quarterly Statement of Investments          See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Series NN, Pre-Refunded, 5.125%, 7/01/29	$3,655,000	$4,125,070
Series TT, 5.00%, 7/01/32	14,800,000	14,740,652
Series TT, 5.00%, 7/01/37	2,235,000	2,186,232
Series XX, 5.25%, 7/01/40	3,000,000	3,027,930
Puerto Rico HFAR,
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	8,792,740
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,494,767
Capital Fund Program, Pre-Refunded, 4.60%, 12/01/24	5,575,000	6,199,511
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	10,610,000	10,662,944
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	5,816,040
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue,
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25	2,500,000	2,507,250
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32	500,000	501,490
Hospital Auxilio Mutuo Obligation Group Project, Series A, NATL Insured, 6.25%, 7/01/24	8,445,000	8,474,304
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue,
Guaynabo Municipal Government, 5.625%, 7/01/15	4,710,000	4,719,279
Guaynabo Municipal Government, 5.625%, 7/01/22	3,160,000	3,163,065
Guaynabo Warehouse, Series A, 5.15%, 7/01/19	1,250,000	1,276,013
Guaynabo Warehouse, Series A, 5.20%, 7/01/24	4,120,000	4,203,760
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project, Refunding, 5.375%,
12/01/21	2,000,000	2,007,660
2/01/29	7,850,000	7,327,975
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	6,025,282
International American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	920,020
International American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	918,030
International American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,314,588
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%, 8/01/12	7,500,000	7,598,400
5.00%, 8/01/27	3,500,000	3,532,760
5.00%, 8/01/30	3,500,000	3,581,200
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,695,600
Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,901,550
Refunding, Series N, 5.00%, 7/01/37	10,000,000	9,781,800
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,534,000
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,616,450
Refunding, Series Q, 5.625%, 7/01/39	6,350,000	6,414,833
Series D, Pre-Refunded, 5.375%, 7/01/33	9,070,000	9,917,410
Series I, 5.25%, 7/01/33	2,450,000	2,465,068
Series I, 5.00%, 7/01/36	4,000,000	3,948,160
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	57,155
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,740,050
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21	1,250,000	1,252,163
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre- Refunded, 5.50%, 8/01/29	9,000,000	9,701,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Capital Appreciation, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	4,406,640
first sub., Series A, 5.75%, 8/01/37	16,205,000	17,408,707
first sub., Series A, 5.375%, 8/01/39	3,930,000	4,078,161
first sub., Series A, 5.50%, 8/01/42	4,000,000	4,188,960
first sub., Series A, 6.00%, 8/01/42	19,850,000	21,628,163
Series A, 5.25%, 8/01/57	15,000,000	15,195,300

		502,753,943

U.S. Virgin Islands 11.3%
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
6.45%, 3/01/16	65,000	65,009
6.50%, 3/01/25	230,000	230,055

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Virgin Islands PFAR,
	Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	$5,000,000	$5,061,700
	Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	9,220,000	9,119,225
	Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,501,750
	Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	4,024,483
	senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,009,590
	senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	2,000,000	1,960,640
	Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,100,000	7,794,451
	Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,056,680
	Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	5,500,000	5,808,990
	Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured,
	5.25%, 9/01/18	3,930,000	3,970,715
	5.00%, 9/01/23	10,000,000	10,020,700
	Virgin Islands Water and Power Authority Electric System Revenue,
	Refunding, 5.30%, 7/01/21	1,000,000	1,000,760
	Refunding, Series A, 5.00%, 7/01/18	1,750,000	1,883,490
	Series A, 5.00%, 7/01/31	3,000,000	2,931,090
	Series B, AGMC Insured, 5.00%, 7/01/22	4,250,000	4,581,245
	Virgin Islands Water and Power Authority Water System Revenue, Refunding,
	5.25%, 7/01/12	4,000,000	4,009,720
	5.50%, 7/01/17	4,000,000	4,005,400

			72,035,693

	Total Municipal Bonds before Short Term Investments (Cost $602,124,750)		619,663,210

	Short Term Investments (Cost $4,700,000) 0.7%

	Municipal Bonds 0.7%
	U.S. Territories 0.7%
	Puerto Rico 0.7%
[a]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	4,700,000	4,700,000

	Total Investments (Cost $606,824,750) 98.0%		624,363,210
	Other Assets, less Liabilities 2.0%		12,604,538

	Net Assets 100.0%		$636,967,748

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Double Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

ACA	American Capital Access Holdings Inc.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
HFC	Housing Finance Corp.
HMR	Home Mortgage Revenue
MBS	Mortgage-Backed Security
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PFAR	Public Financing Authority Revenue
SFR	Single Family Revenue

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.7%
Alabama 3.0%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,804,620
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13	5,900,000	6,041,718
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	10,200,300
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,136,120
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/13	1,925,000	1,956,570
Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14	2,010,000	2,039,628
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15	2,100,000	2,117,535
Huntsville Health Care Authority Revenue, Series A, NATL Insured,
5.00%, 6/01/17	2,900,000	3,058,311
Pre-Refunded, 4.80%, 6/01/13	2,400,000	2,621,520
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	1,587,292
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	1,877,720
Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/02/12	600,000	612,000
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,517,130

		59,570,464

Alaska 0.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,159,467

Arizona 6.1%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	586,615
7/01/21	500,000	581,990
Arizona Health Facilities Authority Revenue,
Banner Health, Series D, 5.50%, 1/01/22	5,000,000	5,331,050
Banner Health, Series D, 5.00%, 1/01/23	5,000,000	5,158,850
Series A, 5.00%, 1/01/22	8,000,000	8,252,880
Arizona School Facilities Board COP, 5.25%, 9/01/19	10,000,000	11,137,300
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,328,750
Arizona State COP, Department of Administration, Series A, AGMC Insured,
5.00%, 10/01/19	5,650,000	6,252,855
5.25%, 10/01/21	10,000,000	11,038,400
5.25%, 10/01/22	40,910,000	44,789,495
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,685,560
Glendale IDAR, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,663,965
Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A, NATL RE, FGIC Insured, 4.75%, 7/01/12	4,000,000	4,267,480
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,307,640
Mesa GO, Refunding, Series A, NATL RE, FGIC Insured, 4.20%, 7/01/16	715,000	735,642
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,007,720
Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
7/01/15	1,000,000	1,023,840
7/01/16	1,000,000	1,012,700
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,210,480

		122,373,212

Arkansas 0.3%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,
11/01/17	1,955,000	2,169,522
11/01/19	1,065,000	1,157,868
University of Arkansas University Revenues, Student Fee University of Arkansas at Fort Smith, AGMC Insured, 4.75%, 12/01/15	2,295,000	2,371,997

		5,699,387

Quarterly Statement of Investments      See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

California 13.0%
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, 5.125%, 7/01/22	$10,000,000	$10,308,000
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	579,800
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,300,000
California State Department of Water Resources Power Supply Revenue, Series A, Pre- Refunded, 5.125%, 5/01/18	3,000,000	3,292,050
California State GO,
5.50%, 4/01/21	20,000,000	22,024,000
Refunding, 5.00%, 2/01/17	3,000,000	3,188,880
Refunding, 5.00%, 8/01/21	20,000,000	20,955,800
Various Purpose, 5.25%, 11/01/17	10,000,000	10,825,400
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,038,091
California State Public Works Board Lease Revenue, Various Capital Projects,
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	5,994,323
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	10,604,700
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	15,369,198
Series I, 5.00%, 11/01/18	4,000,000	4,210,160
Series I, 5.25%, 11/01/20	5,000,000	5,245,800
California Statewide CDA Revenue, Enloe Medical Center, Series A, California Mortgage Insured,
5.25%, 8/15/19	1,990,000	2,098,236
5.375%, 8/15/20	1,650,000	1,736,411
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,303,050
7/01/23	15,000,000	15,804,900
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,822,976
5.25%, 8/01/23	2,860,000	3,122,634
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%, 7/01/24	17,000,000	19,043,400
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B, NATL Insured, 4.25%, 7/01/17	4,000,000	4,193,920
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,651,693
5.25%, 4/01/18	2,495,000	2,874,564
5.25%, 4/01/19	3,180,000	3,664,537
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,065,485
Series A, NATL Insured, 4.25%, 7/01/16	2,500,000	2,619,700
Series F, 5.00%, 7/01/22	5,675,000	6,202,661
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	3,866,143
7/01/21	7,545,000	8,344,242
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,200,640
5.25%, 4/01/26	2,500,000	2,657,675
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	2,999,790
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,470,900
8/01/22	10,000,000	10,401,900
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,098,882
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,725,840
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,146,160

		259,052,541

Colorado 2.2%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	16,319,830
Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16	3,000,000	3,110,970
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,117,969
E-470 Public Highway Authority Revenue, Series D1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,148,640

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	$4,815,000	$5,112,375

		43,809,784

Florida 8.8%
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,372,821
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.00%, 6/01/16	40,415,000	42,506,072
5.25%, 6/01/17	3,250,000	3,410,778
6.00%, 6/01/17	5,000,000	5,470,850
Collier County Capital Improvement Revenue, NATL RE, FGIC Insured, 4.60%, 10/01/13	1,000,000	1,046,050
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,306,623
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,173,600
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,229,885
Marion County Public Improvement Revenue, Refunding, NATL Insured,
4.20%, 12/01/12	1,400,000	1,471,918
4.30%, 12/01/13	1,800,000	1,886,040
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,036,256
4.50%, 10/01/19	4,805,000	4,915,034
5.00%, 10/01/21	5,000,000	5,242,300
5.00%, 10/01/22	5,890,000	6,120,888
5.25%, 10/01/23	4,875,000	5,128,744
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,030,531
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,
8/01/18	5,150,000	5,445,764
8/01/19	5,985,000	6,235,592
Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,190,300
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,418,328
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,
10/01/22	9,490,000	10,115,296
10/01/24	10,455,000	11,086,273
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/19	5,000,000	5,325,950
Tampa Bay Water Utility System Revenue,
FGIC Insured, Pre-Refunded, 5.75%, 10/01/15	1,000,000	1,071,600
Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16	3,400,000	3,598,458

		175,835,951

Georgia 1.9%
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,569,930
12/01/21	1,000,000	1,038,880
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	8,575,000	9,283,724
Series B, AGMC Insured, 5.00%, 11/01/21	9,230,000	9,902,682
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,021,112
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	11,211,500
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,878,960

		36,906,788

Illinois 2.9%
Chicago GO, Projects, Refunding, Series A, 5.00%, 1/01/22	10,935,000	11,952,392
Chicago O’Hare International Airport Revenue,
AGMC Insured, 5.25%, 1/01/22	5,215,000	5,716,214
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,464,498
Illinois Finance Authority Revenue, Rush University Medical Certificates Billing Group, Series A, 6.75%, 11/01/24	5,000,000	5,561,900
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,100,400
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,001,613

		56,797,017

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Kentucky 0.5%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	$6,000,000	$6,897,120
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement,
5.70%, 10/01/10	1,000,000	1,002,610
5.75%, 10/01/11	1,500,000	1,503,960
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,114,120

		10,517,810

Louisiana 2.6%
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,817,100
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	20,394,000
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,252,380
New Orleans GO, Radian Insured, 5.00%, 12/01/25	7,915,000	8,018,607
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	4,000,000	4,009,400

		51,491,487

Maryland 0.6%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%,
6/01/19	1,445,000	1,474,276
6/01/20	1,000,000	1,013,970
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,697,936
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,504,074
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,045,760
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,028,270
Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,279,750
Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	3,020,000	3,151,611

		12,195,647

Massachusetts 0.9%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	5,786,400
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,545,550
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,547,950
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,753,437

		18,633,337

Michigan 6.7%
Detroit GO,
Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,219,643
Distribution State Aid, 5.00%, 11/01/20	6,000,000	6,339,000
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,412,500
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,641,429
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,488,316
Michigan Municipal Bond Authority Revenue,
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/17	1,000,000	991,990
Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/18	1,000,000	984,380
School District City of Detroit, AGMC Insured, 5.00%, 6/01/17	10,000,000	10,531,900
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	10,899,900
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,351,500
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,346,400
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,175,825
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET-2, 5.50%, 8/01/29	7,000,000	7,856,030
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,299,360

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	$1,000,000	$1,066,840
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset, Senior Series A, 5.25%, 6/01/22	10,000,000	9,982,300
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, 6.25%, 9/01/14	3,000,000	3,411,330
Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding, NATL Insured, 4.25%, 9/01/13	1,245,000	1,331,826
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,483,931
Wayne State University Revenues, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,812,583
11/15/19	5,210,000	5,896,834
11/15/20	5,255,000	5,884,497
Wayne-Westland Community Schools GO, Refunding,
4.50%, 5/01/12	1,035,000	1,099,532
4.625%, 5/01/13	1,095,000	1,190,791
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,082,358
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,343,381

		134,124,376

Minnesota 1.5%
Minneapolis GO, Various Purpose,
5.00%, 12/01/17	2,050,000	2,169,433
Pre-Refunded, 5.00%, 12/01/17	950,000	1,014,305
Minneapolis Special School District No. 001 COP, Refunding, Series B, NATL RE, FGIC Insured, 4.625%, 2/01/17	1,000,000	1,014,210
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,448,512
5.00%, 2/15/22	5,570,000	5,898,908
5.25%, 2/15/23	5,000,000	5,348,600
Mounds View ISD No. 621 GO, NATL Insured, 5.00%,
2/01/14	2,340,000	2,486,578
2/01/15	2,425,000	2,577,314
2/01/16	2,460,000	2,614,513
Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15	2,215,000	2,325,883

		29,898,256

Missouri 1.3%
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,658,518
Jackson County Reorganized School District No. 7 Lee’s Summit GO, School Building, NATL Insured, 5.00%, 3/01/16	2,000,000	2,237,620
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project, NATL Insured, 5.00%,
1/01/17	1,500,000	1,550,775
1/01/19	1,000,000	1,022,410
Southeast Missouri State University System Facilities Revenue, Refunding and Improvement, NATL Insured,
4.375%, 4/01/12	335,000	343,814
4.50%, 4/01/14	545,000	556,843
4.60%, 4/01/15	1,360,000	1,383,773
4.70%, 4/01/16	1,165,000	1,183,139
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,074,023

		26,010,915

Nevada 1.0%
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,396,400
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,792,068
Series A, 5.25%, 7/01/22	3,120,000	3,409,380
Series B, 5.25%, 7/01/21	3,430,000	3,786,549
Series B, 5.25%, 7/01/22	3,615,000	3,950,291

		20,334,688

New Jersey 10.5%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1, 5.90%, 1/01/15	735,000	714,347

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/18	$20,000,000	$22,290,000
New Jersey State COP, Equipment Lease Purchase, Series A,
5.25%, 6/15/22	10,000,000	10,876,500
5.25%, 6/15/23	17,945,000	19,489,526
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,345,800
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,488,400
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,546,530
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,755,225
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	7,832,175
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	10,403,100
Series A, 5.375%, 6/01/24	15,000,000	15,996,300
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,234,300
Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,535,000
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,086,151
Refunding, Series C, AGMC Insured, 4.50%, 12/15/10	10,000,000	10,215,500
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,056,923
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,229,000
1/01/21	20,000,000	21,988,000

		208,082,777

New York 10.4%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/22	14,840,000	16,375,643
AGMC Insured, 5.75%, 5/01/22	5,000,000	5,723,050
Liverpool Central School District GO, Refunding, AGMC Insured, 5.00%, 7/15/14	1,560,000	1,671,275
Long Island Power Authority Electric System Revenue, General,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,662,340
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,443,415
MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11	2,215,000	2,223,085
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,395,450
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,450,350
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,098,495
Series C, 5.00%, 11/15/16	1,150,000	1,275,407
Series C, 5.75%, 11/15/18	15,000,000	17,342,400
New York City GO,
Refunding, Series C, NATL Insured, 5.875%, 8/01/16	5,000	5,087
Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,673,610
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,791,275
Series C, NATL Insured, Pre-Refunded, 5.875%, 8/01/16	1,245,000	1,268,655
Series D, 5.00%, 12/01/21	5,000,000	5,501,050
Series F, 4.75%, 1/15/16	3,000,000	3,172,200
Series H, 5.00%, 8/01/16	3,000,000	3,335,970
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	10,974,700
Series O, 5.00%, 6/01/19	5,000,000	5,497,150
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,498,900
Series S-4, 5.00%, 1/15/21	4,665,000	5,192,472
New York City Transitional Finance Authority Revenue, Future Tax, Series C, Pre-Refunded, 4.50%, 2/15/13	4,500,000	4,771,324
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B, FHA Insured, 4.25%, 8/01/14	2,355,000	2,450,213
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Bond Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,418,200
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	9,167,153
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series D, NATL Insured, 5.00%, 8/15/17	190,000	190,053

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%, 2/15/18	$10,000,000	$11,521,300
	State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%, 2/15/19	3,245,000	3,607,207
	New York State Energy Research and Development Authority PCR, New York State Electric and Gas Corp. Project, NATL Insured, 4.10%, 3/15/15	7,000,000	7,048,930
	New York State Thruway Authority General Revenue, Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	10,969,700
[a]	New York State Urban Development Corp. Revenue, Service Contract, Refunding,
	Series A-1, 5.00%, 1/01/20	6,500,000	7,315,620
	Series A-2, 5.00%, 1/01/19	10,000,000	11,260,800
	Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,050,862

			206,343,341

	North Carolina 3.0%
	Asheville Water System Revenue, AGMC Insured, Pre-Refunded, 5.25%,
	8/01/15	915,000	967,567
	8/01/17	1,020,000	1,078,599
	8/01/19	1,030,000	1,089,173
	Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16	4,000,000	4,172,600
	Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,617,700
	North Carolina Eastern Municipal Power Agency Power System Revenue,
	Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,794,175
	Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	16,565,400
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
	Series A, 5.25%, 1/01/20	4,500,000	4,988,475
	[a]Series B, 5.00%, 1/01/20	8,000,000	8,886,640
	Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,846,335
	Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,835,904

			59,842,568

	Ohio 3.9%
	Akron GO, Various Purpose, Refunding and Improvement, NATL Insured, 4.125%, 12/01/14	1,000,000	1,057,970
	Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,261,728
	American Municipal Power Inc. Revenue, Refunding, 5.25%,
	2/15/20	6,000,000	6,677,340
	2/15/21	11,500,000	12,700,485
	Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24	4,505,000	4,121,174
	Cleveland Municipal School District GO, AGMC Insured, 5.00%,
	12/01/14	1,915,000	2,143,096
	12/01/15	1,510,000	1,672,053
	12/01/16	1,400,000	1,531,712
	Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding, 5.40%, 7/01/10	775,000	775,953
	Lake Local School District Wood County GO, NATL Insured,
	5.20%, 12/01/17	375,000	392,865
	Pre-Refunded, 5.20%, 12/01/17	2,190,000	2,366,514
	Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,087,746
	Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14	1,360,000	1,393,674
	Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	3,046,016
	Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding, Series B, 5.25%, 11/15/39	4,000,000	4,332,360
	Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,496,030
	University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,
	6/01/21	11,810,000	13,119,611
	6/01/22	11,675,000	12,861,180
	Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,275,000	1,364,250

			77,401,757

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Oregon 1.2%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, Refunding, 7.375%, 1/01/23	$2,000,000	$2,337,060
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/19	2,340,000	2,569,531
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 5.00%, 11/15/22	5,840,000	6,594,177
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,498,817
6/15/19	3,290,000	3,642,984
Salem Water and Sewer Revenue,
NATL Insured, 4.10%, 6/01/16	1,035,000	1,071,577
Refunding, AGMC Insured, 4.375%, 6/01/11	2,160,000	2,238,300
Refunding, AGMC Insured, 4.50%, 6/01/12	2,250,000	2,401,897

		24,354,343

Pennsylvania 6.9%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.00%, 5/15/19	9,000,000	9,841,320
Series A, 5.00%, 5/15/20	7,500,000	8,168,325
Series B, 5.00%, 6/15/18	5,000,000	5,260,550
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,287,050
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,692,300
Series B, 5.00%, 12/01/19	32,230,000	36,496,285
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,900,800
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,542,947
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,199,000
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,599,200
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,580,600
Series A, 5.00%, 1/01/20	1,210,000	1,308,046
Series A, 5.25%, 1/01/21	3,655,000	3,975,544
Series A, 5.25%, 1/01/22	2,330,000	2,515,049

		136,367,016

South Carolina 1.6%
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-4, 5.00%, 1/01/20	17,000,000	18,840,420
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured, 4.00%, 1/01/14	2,000,000	2,141,720
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,484,050
South Carolina Jobs EDA Hospital Revenue, Improvement, Palmetto Health, Refunding, 5.375%, 8/01/22	6,000,000	6,212,400

		32,678,590

Texas 3.7%
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,098,750
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,220,649
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	10,904,200
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,
11/01/23	1,500,000	1,591,875
11/01/24	1,000,000	1,056,020
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,296,198
Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B, AMBAC Insured, 5.00%, 9/01/11	6,000,000	6,242,640
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/19	1,000,000	1,023,770
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%, 11/01/10	2,500,000	2,505,650
Round Rock ISD, GO, Refunding, PSF Guarantee, 5.00%,
8/01/19	2,090,000	2,453,660
8/01/20	5,000,000	5,879,650

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Sabine River Authority PCR, Southwestern Electric Co., Refunding, NATL Insured, 4.95%, 3/01/18	$15,000,000	$15,635,550
	Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Refunding and Improvement, Series A, 5.25%,
	11/01/22	5,000,000	5,008,900
	11/01/23	5,000,000	4,990,200

			72,907,712

	Utah 0.1%
	Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	2,585,000	2,641,792

	Virginia 1.5%
	Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
	8/01/19	12,635,000	14,667,466
	8/01/20	13,450,000	15,624,193

			30,291,659

	Washington 0.8%
	Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
	2/01/19	6,805,000	7,864,130
	2/01/20	7,000,000	8,090,110

			15,954,240

	U.S. Territories 1.6%
	Guam 0.1%
	Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
	12/01/18	1,540,000	1,729,728
	12/01/19	1,025,000	1,146,329

			2,876,057

	Puerto Rico 1.5%
	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	10,469,600
	Puerto Rico Electric Power Authority Power Revenue, Refunding,
	Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,247,200
	Series ZZ, 5.25%, 7/01/19	8,000,000	8,761,120

			29,477,920

	Total U.S. Territories		32,353,977

	Total Municipal Bonds before Short Term Investments (Cost $1,888,691,599)		1,966,630,899

	Short Term Investments 1.1%

	Municipal Bonds 1.1%
	Colorado 0.2%
[b]	Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.30%, 7/01/36	2,600,000	2,600,000
[b]	Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.30%, 4/01/16	1,400,000	1,400,000

			4,000,000

	Louisiana 0.1%
[b]	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.30%, 7/01/28	1,300,000	1,300,000

	Maryland 0.2%
[b]	Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series B, Daily VRDN and Put, 0.28%, 7/01/38	2,200,000	2,200,000
[b]	Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.27%, 1/01/43	690,000	690,000

			2,890,000

	Massachusetts 0.0%[c]
[b]	Massachusetts State Health and Educational Facilities Authority Revenue, Stonehill College, Series K, Daily VRDN and Put, 0.26%, 7/01/37	100,000	100,000

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Michigan 0.2%
[b]	Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.32%, 3/01/49	$2,600,000	$2,600,000
[b]	Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN and Put, 0.30%, 11/01/36	2,000,000	2,000,000

			4,600,000

	New Jersey 0.2%
[b]	New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-1, Daily VRDN and Put, 0.24%, 9/01/31	4,000,000	4,000,000

	Oregon 0.2%
[b]	Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
	Daily VRDN and Put, 0.30%, 8/15/37	1,600,000	1,600,000
	Refunding, Daily VRDN and Put, 0.27%, 8/15/32	2,900,000	2,900,000

			4,500,000

	Total Short Term Investments (Cost $21,390,000)		21,390,000

	Total Investments (Cost $1,910,081,599) 99.8%		1,988,020,899
	Other Assets, less Liabilities 0.2%		3,618,442

	Net Assets 100.0%		$1,991,639,341

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[c]	Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust
Franklin Federal Intermediate-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

CDA	Community Development Authority/Agency

CIFG	CDC IXIS Financial Guaranty

COP	Certificate of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

EDR	Economic Development Revenue

ETM	Escrow to Maturity

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Authority/Agency

GARB	General Airport Revenue Bonds

GO	General Obligation

HDA	Housing Development Authority/Agency

IDA	Industrial Development Authority/Agency

IDAR	Industrial Development Authority Revenue

IDR	Industrial Development Revenue

ISD	Independent School District

MTA	Metropolitan Transit Authority

NATL	National Public Financial Guarantee Corp.

NATL RE	National Public Financial Guarantee Corp. Reinsured

PCR	Pollution Control Revenue

PSF	Permanent School Fund

RDA	Redevelopment Agency/Authority

SFMR	Single Family Mortgage Revenue

UHSD	Unified/Union High School District

USD	Unified/Union School District

XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 81.1%
Alabama 1.0%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/14	$665,000	$735,769
9/01/15	700,000	776,041
9/01/16	730,000	809,475
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33	1,000,000	1,042,140
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,020,030

		4,383,455

California 14.3%
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12	710,000	747,907
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.00%, 8/15/12	1,000,000	1,075,670
California State Economic Recovery GO, Series A,
4.00%, 7/01/10	1,000,000	1,002,850
5.25%, 7/01/13	200,000	222,090
California State GO, Refunding, 5.00%, 4/01/15	500,000	557,220
California State Public Works Board Lease Revenue, Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/13	10,685,000	11,529,008
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28	1,500,000	1,570,950
California Statewide CDA Revenue,
CHF-lrvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,070,110
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13	2,430,000	2,637,401
Fairfield-Suisun Sewer Revenue, Refunding, Assured Guaranty, 3.00%, 5/01/11	1,000,000	1,020,390
Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14	375,000	400,039
Fontana USD, GO,
BAN, 4.00%, 12/01/12	9,000,000	9,485,370
Capital Appreciation, BAN, zero cpn., 12/01/12	5,000,000	4,668,400
Gilroy USD, GO,
BAN, Measure P, 5.00%, 4/01/13	3,000,000	3,211,080
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13	2,000,000	1,833,380
Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14	1,430,000	1,373,343
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project, Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,112,940
Lynwood USD, GO, Election of 2002, Series A, AGMC Insured, 4.00%, 8/01/10	100,000	100,516
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,129,190
Pacifica COP, AMBAC Insured, 4.50%, 1/01/13	1,050,000	1,119,437
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15	745,000	816,960
Rio Linda Unified Elementary School District, Election of 2002, Series A, AGMC Insured, 4.00%, 8/01/10	100,000	100,590
Roseville City School District GO, TRAN, 3.00%, 9/08/10	9,000,000	9,044,370
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	3,000,000	3,350,730
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,
2/01/14	1,000,000	1,077,460
2/01/15	1,025,000	1,113,980
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,040,780
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	810,000	571,973
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14	780,000	843,063

		63,827,197

Colorado 0.4%
Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,656,525

Florida 4.4%
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,306,400
Quarterly Statement of Investments            See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

6.00%, 6/01/17	$5,000,000	$5,470,850
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,167,040
Miami-Dade County GO, 5.00%, 7/01/12	3,000,000	3,248,070
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,622,376

		19,814,736

Georgia 1.5%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,762,537

Illinois 4.5%
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,603,054
5.50%, 1/01/17	1,000,000	1,157,250
Illinois State GO,
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,789,570
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,714,000

		20,263,874

Indiana 0.1%
Avon Community School Building Corp. Revenue, First Management, AMBAC Insured, 4.25%, 1/15/11	520,000	530,488

Kansas 0.4%
Junction City COP, Radian Insured, 4.00%, 9/01/10	310,000	311,218
Junction City GO,
Series DU, AGMC Insured, 3.00%, 9/01/10	765,000	768,336
Water and Sewer, Refunding, Series DV, AGMC Insured, 3.00%, 9/01/10	630,000	632,778

		1,712,332

Louisiana 0.1%
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Projects, NATL Insured, 4.00%, 12/01/14	500,000	532,575

Massachusetts 0.5%
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare Obligation, Assured Guaranty, 4.00%,
11/15/13	1,150,000	1,210,559
11/15/15	1,000,000	1,044,290

		2,254,849

Michigan 6.9%
Charlevoix Public School District GO, School Building and Site, AGMC Insured, 3.00%, 5/01/11	800,000	819,048
Detroit GO, Distribution State Aid, 5.00%,
11/01/16	6,120,000	6,653,909
11/01/17	7,485,000	8,080,207
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,310,000
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,414,610
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,655,877

		30,933,651

Minnesota 2.4%
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	488,811
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%, 11/15/12	1,000,000	1,073,610
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,466,538
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
1/01/12	2,000,000	2,127,840
1/01/15	5,000,000	5,594,850

		10,751,649

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Mississippi 0.3%
Mississippi Development Bank Special Obligation Revenue, Jackson Public School District GO Bond Project, AGMC Insured, 5.00%,
4/01/11	$1,000,000	$1,031,270
4/01/12	500,000	534,995

		1,566,265

Nebraska 1.0%
University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions, 5.00%, 8/15/13	4,000,000	4,371,360

New Hampshire 0.7%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,069,934

New Jersey 3.8%
Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured Guaranty, 4.00%,
4/01/12	2,045,000	2,143,242
4/01/13	3,335,000	3,544,871
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,134,600

		16,822,713

New York 10.8%
Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11	1,110,000	1,136,629
Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10	1,000,000	1,018,170
Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11	2,135,000	2,210,216
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,052,200
New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn., 3/01/14	5,335,000	4,700,562
New York City Trust for Cultural Resources Revenue, Museum of Modern Art, Refunding, Series 1A, 5.00%, 10/01/10	500,000	507,775
New York Local Government Assistance Corp. Revenue, senior lien, Refunding, Series A, 5.00%, 4/01/11	300,000	311,673
New York State Dormitory Authority Revenue, Kateri Residence, Refunding, 4.00%, 7/01/10	230,000	230,150
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Aids Long Term Health Care Facility, 5.00%, 11/01/11	695,000	707,739
Non-State Supported Debt, Aids Long Term Health Care Facility, Pre-Refunded, 5.00%, 11/01/11	305,000	310,871
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	641,988
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	840,000	872,458
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	105,140
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,142,170
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 2.00%, 10/01/10	1,990,000	1,999,890
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,474,295
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,120,070
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	227,884
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,496,280
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	284,235
Scarsdale Union Free School District GO, Refunding, 3.25%, 12/01/10	500,000	507,330
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%, 10/01/16	6,000,000	6,661,140
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC Insured, 3.25%, 6/15/12	300,000	313,614
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	746,627
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,100,920
Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A, AMBAC Insured, 3.375%, 11/01/10	300,000	302,442

		48,182,468

Ohio 3.5%
Cleveland Airport System Revenue, Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,598,128

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Ohio State Department of Administrative Services COP, Administrative Knowledge System, Series A, NATL Insured, 5.25%, 9/01/15	$6,205,000	$6,946,001
Ohio State Higher Educational Facility Revenue, Otterbein College 2007 Project, CIFG Insured, 4.50%, 12/01/11	210,000	222,069
Toledo GO, Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,976,631

		15,742,829

Oregon 1.0%
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,417,760

Pennsylvania 4.7%
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGM Insured, 5.00%, 6/15/13	10,000,000	10,971,500
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series A, Assured Guaranty,
4.00%, 7/01/11	1,000,000	1,024,120
5.00%, 7/01/12	1,000,000	1,056,550
5.00%, 7/01/13	1,130,000	1,210,738
5.00%, 7/01/14	1,250,000	1,347,250
4.00%, 7/01/15	1,235,000	1,275,669
5.00%, 7/01/16	1,325,000	1,420,188
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,802,050

		21,108,065

South Carolina 1.7%
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,431,760
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,346,710

		7,778,470

Tennessee 5.5%
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,229,440
Memphis GO, BAN, Refunding, 4.00%, 5/01/12	5,000,000	5,289,100
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	10,135,800

		24,654,340

Texas 4.5%
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	390,485
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%, 11/01/14	3,235,000	3,629,670
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, GO, BP Productions North America, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	9,959,400
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/12	745,000	780,618
Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%, 11/01/11	2,200,000	2,324,894
Lubbock Educational Facilities Authority Revenue, Lubbock Christian University, Refunding and Improvement, 4.50%, 11/01/10	395,000	399,602
San Antonio Water Revenue, System, Series A, AGMC Insured, 5.50%, 5/15/13	500,000	542,120
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	2,000,000	2,175,480

		20,202,269

Washington 3.0%
Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%, 7/01/11	375,000	393,532
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue and Special Tax, BAN, Series A, 5.25%, 12/01/11	7,000,000	7,156,940
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,399,004
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	286,253
Washington State Health Care Facilities Authority Revenue,
Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10	1,000,000	1,011,510
MultiCare Health System, Series A, AGMC Insured, 4.00%, 8/15/13	250,000	264,620
MultiCare Health System, Series A, AGMC Insured, 4.00%, 8/15/14	310,000	329,186
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/13	250,000	264,620
MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/14	600,000	637,134

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	MultiCare Health System, Series B, AGMC Insured, 4.00%, 8/15/15	$625,000	$661,662

			13,404,461

	Wyoming 0.1%
	Sweetwater County Improvement Project Powers Board Lease Revenue, NATL Insured, 5.00%, 12/15/10	500,000	510,365

	U.S. Territories 4.0%
	Guam 0.2%
	Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,063,090

	Puerto Rico 3.8%
	Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,562,150
	Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	5,000,000	5,193,900
	Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series X, NATL Insured, 5.50%, 7/01/13	580,000	623,906
	Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,099,670
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%, 3/01/11	545,000	553,061
	Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,000,000	3,039,360
	Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35	750,000	803,917

			16,875,964

	Total U.S. Territories		17,939,054

	Total Municipal Bonds before Short Term Investments (Cost $354,950,968)		363,194,221

	Short Term Investments 17.8%

	Municipal Bonds 17.8%
	California 0.7%
[a]	Metropolitan Water District of Southern California Waterworks Revenue, Authorization, Series B, Weekly VRDN and Put, 0.24%, 7/01/28	400,000	400,000
[a]	Southern California Public Power Authority Power Project Revenue,
	Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20	300,000	300,000
	Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20	2,300,000	2,300,000

			3,000,000

	Colorado 6.3%
[a]	Colorado Educational and Cultural Facilities Authority Revenue,
	National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.30%, 9/01/35	4,100,000	4,100,000
	National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put, 0.30%, 7/01/36	2,200,000	2,200,000
	National Jewish Federation Bond Program, Series A-3, Daily VRDN and Put, 0.30%, 2/01/35	4,870,000	4,870,000
	National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put, 0.30%, 2/01/34	3,330,000	3,330,000
	National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put, 0.30%, 7/01/29	4,000,000	4,000,000
	National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.28%, 9/01/37	1,245,000	1,245,000
	National Jewish Federation Bond Program, Series A-11, Daily VRDN and Put, 0.30%, 8/01/27	1,500,000	1,500,000
	YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.28%, 10/01/38	3,900,000	3,900,000
[a]	Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.30%, 4/01/16	3,100,000	3,100,000

			28,245,000

	Florida 0.6%
[a]	Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.28%, 4/01/24	1,200,000	1,200,000
[a]	Jacksonville Health Facilities Authority Hospital Revenue, Baptist Medical Center, Daily VRDN and Put, 0.28%, 8/15/34	1,400,000	1,400,000

			2,600,000

	Kentucky 2.1%
[a]	Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series A, Daily VRDN and Put, 0.28%, 4/01/37	2,140,000	2,140,000
[a]	Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.28%, 8/15/38	3,200,000	3,200,000

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

[a]	Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B, Daily VRDN and Put, 0.28%, 7/01/38	$3,100,000	$3,100,000
[a]	Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.28%, 9/01/34	1,000,000	1,000,000

			9,440,000

	Maryland 2.2%
[a]	Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,
	Series A, Daily VRDN and Put, 0.28%, 7/01/38	2,500,000	2,500,000
	Series B, Daily VRDN and Put, 0.28%, 7/01/38	6,600,000	6,600,000
[a]	Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.27%, 1/01/43	700,000	700,000

			9,800,000

	Massachusetts 2.2%
[a]Massachusetts State Health and Educational Facilities Authority Revenue,
	Harvard University, Refunding, Series R, Daily VRDN and Put, 0.23%, 11/01/49	800,000	800,000
	Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.26%, 12/01/37	4,200,000	4,200,000
	Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.24%, 8/15/40	5,000,000	5,000,000

			10,000,000

	Michigan 0.9%
[a]	Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.32%, 3/01/49	2,800,000	2,800,000
[a]	Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN and Put, 0.30%, 11/01/36	1,400,000	1,400,000

			4,200,000

	Minnesota 0.1%
[a]	Minnesota Agricultural and Economic Development Board Revenue, Health Care Facility, Essentia, Refunding, Series C-3, Assured Guaranty, Daily VRDN and Put, 0.26%, 2/15/32	600,000	600,000

	Missouri 0.7%
[a]	Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.28%, 10/01/35	3,115,000	3,115,000

	New Hampshire 0.5%
[a]	New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College, Refunding, Series A, Daily VRDN and Put, 0.25%, 6/01/31	2,000,000	2,000,000

	Ohio 1.3%
[a]	Allen County Hospital Facilities Revenue, Catholic Healthcare, Series B, Daily VRDN and Put, 0.28%, 10/01/31	2,000,000	2,000,000
[a]	Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and Put, 0.28%, 1/01/39	3,700,000	3,700,000

			5,700,000

	Oregon 0.2%
[a]	Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Refunding, Daily VRDN and Put, 0.27%, 8/15/32	1,100,000	1,100,000

	Total Short Term Investments (Cost $79,800,000)		79,800,000

	Total Investments (Cost $434,750,968) 98.9%		442,994,221

	Other Assets, less Liabilities 1.1%		4,710,568

	Net Assets 100.0%		$447,704,789

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Federal Limited-Term Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

BAN	Bond Anticipation Note

BHAC	Berkshire Hathaway Assurance Corp.

CDA	Community Development Authority/Agency

CIFG	CDC IXIS Financial Guaranty

COP	Certificate of Participation

CRDA	Community Redevelopment Authority/Agency

EDA	Economic Development Authority

EDC	Economic Development Corp.

EDR	Economic Development Revenue

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Authority/Agency

GO	General Obligation

HDC	Housing Development Corp.

ID	Improvement District

IDA	Industrial Development Authority/Agency

IDAR	Industrial Development Authority Revenue

IDR	Industrial Development Revenue

ISD	Independent School District

MFHR	Multi-Family Housing Revenue

MTA	Metropolitan Transit Authority

NATL	National Public Financial Guarantee Corp.

NATL RE	National Public Financial Guarantee Corp. Reinsured

PBA	Public Building Authority

PCR	Pollution Control Revenue

PFA	Public Financing Authority

PSF	Permanent School Fund

RDA	Redevelopment Agency/Authority

TRAN	Tax and Revenue Anticipation Note

USD	Unified/Union School District

XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 99.1%
Florida 92.3%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project,
Refunding, Series D-1, 6.50%, 12/01/19	$1,215,000	$1,360,399
Refunding, Series D-1, 6.75%, 12/01/22	1,000,000	1,104,620
Series D-2, 6.75%, 12/01/30	5,000,000	5,469,250
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21	2,000,000	2,047,680
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,
7.00%, 4/01/39	2,000,000	2,213,280
NATL Insured, 5.00%, 4/01/26	5,000,000	4,919,150
Brevard County School Board COP,
Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11	4,415,000	4,583,344
Series A, AMBAC Insured, 5.00%, 7/01/26	10,675,000	10,845,800
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series B, 5.60%, 4/01/29	3,180,000	3,161,429
Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding, 5.50%, 8/15/20	9,360,000	9,365,148
Broward County HFA,
MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34	3,000,000	2,956,020
MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33	1,980,000	1,981,049
MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39	5,730,000	5,732,063
MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29	990,000	974,695
MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39	1,980,000	1,912,522
SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29	205,000	56,123
Broward County HFAR, Series D, GNMA Secured, 7.375%, 6/01/21	65,000	65,049
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/26	21,500,000	21,748,540
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,311,848
Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28	3,500,000	3,409,735
Celebration CDD, Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18	1,105,000	1,108,271
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.25%, 6/01/17	3,250,000	3,410,778
6.00%, 6/01/17	5,000,000	5,470,850
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23	8,530,000	8,595,254
Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured, 6.50%, 10/01/25	2,185,000	2,185,240
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,113,280
Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B, NATL Insured, 5.80%, 5/01/16	5,980,000	6,042,491
Dade County Aviation Revenue, Miami International Airport, Series C, AGMC Insured, 5.125%, 10/01/27	9,550,000	9,575,785
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	10,180,200
Enterprise CDD, Water and Sewer Revenue, NATL Insured, 5.50%, 5/01/26	3,000,000	3,023,850
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,065,560
Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20	1,015,000	1,082,284
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured, 5.00%, 6/01/31	6,580,000	5,967,665
Florida HFAR,
Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	1,255,000	1,256,456
Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37	5,000,000	5,001,150
Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37	2,000,000	2,000,460
Florida HFC Revenue,
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.65%, 6/01/19	1,225,000	1,242,481
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.80%, 12/01/38	4,885,000	4,922,614
Capital Appreciation, Homeowner Mortgage, Series 4, AGMC Insured, zero cpn., 7/01/30	1,625,000	412,425
Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32	3,420,000	3,473,762
Deferred Interest, Homeowner Mortgage, Series 1, NATL Insured, zero cpn., 7/01/17	905,000	616,097
Deferred Interest, Homeowner Mortgage, Series 2, NATL Insured, zero cpn., 1/01/29	9,525,000	3,338,132
Homeowner Mortgage, Series 4, AGMC Insured, 6.25%, 7/01/22	1,060,000	1,060,625
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38	4,665,000	4,978,208
Quarterly Statement of Investments            See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40	$3,000,000	$3,032,490
Florida Higher Educational Facilities Financing Authority Revenue, Rollins College Project, 5.00%, 12/01/37	5,000,000	5,008,100
Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured, 5.00%, 2/01/21	1,355,000	1,368,997
Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
Program, NATL RE, FGIC Insured, 5.50%, 10/01/23	7,000,000	7,085,750
Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
Series D, 5.75%, 6/01/22	25,900,000	26,159,000
Series D, 6.00%, 6/01/23	15,000,000	18,888,450
Series G, NATL RE, FGIC Insured, 5.00%, 6/01/31	5,000,000	5,125,600
Florida State Board of Education GO,
Series A, 5.50%, 6/01/38	10,000,000	10,918,300
Series F, NATL Insured, 5.00%, 6/01/28	14,405,000	14,779,098
Florida State Board of Education Lottery Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/20	6,000,000	6,338,640
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
Series A, NATL Insured, 5.00%, 7/01/21	4,000,000	4,155,520
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Refunding, Series D, 6.10%, 10/01/22	13,455,000	12,590,651
Exchangeable, Series A, 5.95%, 10/01/13	3,115,000	3,124,532
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,396,722
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	5,321,912
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,280,075
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,959,180
Florida State Municipal Power Agency Revenue,
All Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,151,560
All Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,305,240
Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26	5,000,000	5,090,850
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,149,360
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,126,700
Series B, 5.00%, 7/01/30	3,455,000	3,502,161
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	24,780,901
NATL Insured, 5.00%, 9/01/31	8,315,000	8,616,419
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,628,685
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,171,500
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	1,920,188
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	1,527,270
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	1,736,487
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	1,636,794
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,299,251
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,274,905
Series A, 5.00%, 10/01/39	5,000,000	5,031,750
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	10,315,210
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,174,500
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	9,900,800
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	1,145,000	1,162,679
Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Series A, Pre-Refunded, 6.00%, 11/15/31	16,000,000	17,318,560
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,011,760
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,710,597
10/01/38	6,725,000	6,965,419
Hillsborough County IDA, PCR, Tampa Electric Co. Project,
Refunding, 5.50%, 10/01/23	16,000,000	16,345,280
Series A, 5.65%, 5/15/18	6,500,000	7,229,885
Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%, 10/01/28	7,000,000	7,056,630

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured, 5.00%, 7/01/29	$10,000,000	$10,147,600
Jacksonville Capital Improvement Revenue,
Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	3,460,000	3,511,381
Series A, AMBAC Insured, 5.00%, 10/01/30	10,000,000	10,106,500
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	17,250,000	17,403,352
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23	5,000,000	5,139,550
Jacksonville Transportation Revenue, NATL Insured,
5.25%, 10/01/29	17,955,000	18,169,383
5.00%, 10/01/31	25,000,000	25,251,000
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	5,000,000	5,016,500
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,032,900
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,325,710
Lakeland Hospital System Revenue, Lakeland Regional Health System, Pre-Refunded,
5.75%, 11/15/27	6,925,000	7,793,880
5.50%, 11/15/32	12,070,000	13,511,520
Lee County Airport Revenue,
Refunding, AGMC Insured, 5.00%, 10/01/33	5,000,000	5,036,850
Series A, AGMC Insured, 6.00%, 10/01/32	11,405,000	11,581,892
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,010,892
Marion County Utility System Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/31	5,000,000	5,102,100
Series A, NATL Insured, 5.00%, 12/01/28	5,000,000	5,146,750
Melbourne Water and Sewer Revenue,
Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	769,515
Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn., 10/01/22	1,785,000	937,768
Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn., 10/01/26	4,500,000	1,826,280
FGIC Insured, Pre-Refunded, 5.25%, 10/01/30	3,000,000	3,076,230
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,061,530
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,041,320
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	15,269,700
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/27	5,000,000	5,014,200
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%, 10/01/32	5,000,000	4,977,050
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	10,000,000	9,150,600
Refunding, Series A, 5.375%, 10/01/35	7,500,000	7,657,425
Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,139,150
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,398,100
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	430,000	430,619
5.40%, 10/01/33	1,500,000	1,418,190
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	9,520,600
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,197,850
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	4,840,800
Sub Series B, NATL Insured, zero cpn., 10/01/36	5,635,000	983,871
Sub Series C, NATL Insured, zero cpn., 10/01/28	8,305,000	2,655,025
sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25	22,365,000	8,890,535
Miami-Dade County Water and Sewer Revenue, Miami-Dade County Water and Sewer,
System, AGMC Insured, 5.00%, 10/01/39	10,000,000	10,300,400
North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%, 1/15/31	25,530,000	26,675,786
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	10,000,000	10,193,700
Orange County Health Facilities Authority Revenue,
Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20	3,000,000	3,110,040
Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24	5,500,000	6,145,865
Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30	10,750,000	11,150,330
Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	15,000,000	16,685,250
Hospital, Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29	6,000,000	6,767,460
Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	4,979,900
Hospital, Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	3,933,640
Hospital, Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	4,805,350
Orange County School Board COP, Series A,
Assured Guaranty, 5.50%, 8/01/34	10,000,000	10,860,700

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	NATL Insured, 5.00%, 8/01/27	$12,000,000	$12,158,520
	Orange County Tourist Development Tax Revenue, Refunding, XLCA Insured, 5.00%, 10/01/31	12,970,000	13,130,439
	Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%, 11/01/38	16,740,000	16,714,723
	Orlando-Orange County Expressway Authority Revenue,
	junior lien, NATL RE, FGIC Insured, 5.00%, 7/01/28	8,000,000	8,003,680
	senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	265,000	336,608
	Series B, AMBAC Insured, 5.00%, 7/01/35	6,135,000	6,150,337
	Osceola County IDAR, Community Provider Pooled Loan Program, Series A, AGMC Insured, 7.75%, 7/01/10	34,000	34,154
	Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	10,000,000	10,088,900
	Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%, 6/01/38	975,000	975,088
	Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29	3,650,000	3,425,416
	Palm Beach County IDR, South Florida Fair Project, NATL Insured, 5.50%, 6/01/31	5,000,000	5,001,100
	Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,054,720
	Palm Beach County School Board COP, Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22	5,000,000	5,095,800
	Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,478,250
	Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,203,900
	Panama City Beach Utility Revenue,
	Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,117,850
	Refunding, AMBAC Insured, 5.00%, 6/01/27	4,450,000	4,473,318
	Refunding, AMBAC Insured, 5.00%, 6/01/32	2,795,000	2,798,829
	Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	11,500,000	11,545,885
	Polk County Capital Improvement Revenue, AGMC Insured, Pre-Refunded, 5.75%, 12/01/21	2,350,000	2,436,339
	Polk County School Board COP, Series A, AGMC Insured, 5.00%, 1/01/26	4,000,000	4,095,640
	Port Everglades Authority Port Improvement Revenue, Capital Appreciation, ETM, zero cpn., 9/01/10	8,595,000	8,577,208
	Port St. Lucie Utility Revenue, System,
	Capital Appreciation, NATL Insured, Pre-Refunded, zero cpn., 9/01/29	20,000,000	6,904,200
	Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,271,750
	Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,187,250
	Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,102,220
	Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,095,300
	Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn.,
	11/01/12	1,780,000	1,674,909
	11/01/15	2,180,000	1,751,107
	South Broward Hospital District Revenue,
	Pre-Refunded, 5.60%, 5/01/27	5,000,000	5,496,400
	Pre-Refunded, 5.625%, 5/01/32	16,250,000	17,870,937
	South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,017,850
	South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,357,877
[a]	South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	4,892,100
	St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
	6/01/22	4,000,000	2,192,800
	6/01/23	4,255,000	2,192,857
	6/01/24	1,500,000	725,895
	6/01/25	2,130,000	968,745
	St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	10,000,000	10,234,700
	St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,322,019
	Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22	2,550,000	2,787,686
	Tallahassee Energy System Revenue, NATL Insured, 5.00%, 10/01/35	1,000,000	1,012,520
	Tamarac Sales Tax Revenue, NATL RE, FGIC Insured, 5.00%, 4/01/22	2,490,000	2,568,410
	Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,594,288
	Tampa Bay Water Utility System Revenue,
	FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	15,000,000	16,074,000
	Series B, NATL RE, FGIC Insured, 5.00%, 10/01/31	10,000,000	10,082,400
	Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
	6.00%, 10/01/15	1,000,000	1,049,780
	6.05%, 10/01/20	1,715,000	1,870,825
	6.10%, 10/01/26	2,695,000	3,050,282

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	$1,205,000	$1,400,511
	Viera East CDD Special Assessment,
	Refunding, 7.00%, 5/01/26	6,050,000	6,072,082
	Series B, ETM, 6.75%, 5/01/14	3,030,000	3,419,143
	Village Center CDD Recreational Revenue, Series A, NATL Insured, 5.20%, 11/01/25	10,000,000	9,306,800
	Volusia County Educational Facility Authority Revenue, Educational Facilities,
	Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22	2,000,000	2,003,220
	Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29	5,000,000	5,003,350
	West Lake CDD, Special Assessment Revenue, NATL Insured, 5.75%, 5/01/17	1,340,000	1,297,669
	West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22	10,850,000	11,025,987
	West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%, 3/01/35	1,000,000	902,850
	Winter Park Water and Sewer Revenue, Improvement, Refunding, 5.00%, 12/01/34	2,000,000	2,070,320

			1,181,916,302

	U.S. Territories 6.8%
	Puerto Rico 6.0%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,205,315
	Puerto Rico Commonwealth GO, Public Improvement,
	Refunding, Series B, 6.00%, 7/01/39	15,000,000	15,936,900
	Series A, 5.00%, 7/01/29	10,000,000	9,975,200
	Series A, 5.00%, 7/01/33	5,000,000	4,945,800
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Refunding, Series A, NATL Insured, 5.00%, 7/01/38	560,000	550,026
	Refunding, Series K, 5.00%, 7/01/30	5,000,000	4,987,250
	Series B, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,072,000
	Series G, 5.00%, 7/01/33	1,500,000	1,483,740
	Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,250,000	11,354,738
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,954,634
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	1,210,000	1,220,454
	Series I, 5.00%, 7/01/36	5,000,000	4,935,200
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A, 6.00%, 8/01/42	8,000,000	8,716,640

			77,337,897

	U.S. Virgin Islands 0.8%
	Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	9,890,700

	Total U.S. Territories		87,228,597

	Total Municipal Bonds before Short Term Investments (Cost $1,219,011,231)		1,269,144,899

	Short Term Investments 0.1%

	Municipal Bonds 0.1%
	Florida 0.1%
[b]	Broward County Educational Facilities Authority Revenue,
	Educational Facilities, Nova Southeastern University, Refunding, Series C, Daily VRDN and Put, 0.28%, 4/01/24	600,000	600,000
	Nova Southeastern University, Series A, Daily VRDN and Put, 0.28%, 4/01/38	500,000	500,000

	Total Short Term Investments (Cost $1,100,000)		1,100,000

	Total Investments (Cost $1,220,111,231) 99.2%		1,270,244,899
	Other Assets, less Liabilities 0.8%		9,960,735

	Net Assets 100.0%		$1,280,205,634

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Florida Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

CDD	Community Development District

COP	Certificate of Participation

CRDA	Community Redevelopment Authority/Agency

ETM	Escrow to Maturity

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Authority/Agency

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

HFA	Housing Finance Authority/Agency

HFAR	Housing Finance Authority Revenue

HFC	Housing Finance Corp.

IDA	Industrial Development Authority/Agency

IDAR	Industrial Development Authority Revenue

IDR	Industrial Development Revenue

MFHR	Multi-Family Housing Revenue

MFMR	Multi-Family Mortgage Revenue

MFR	Multi-Family Revenue

NATL	National Public Financial Guarantee Corp.

NATL RE	National Public Financial Guarantee Corp. Reinsured

PBA	Public Building Authority

PCR	Pollution Control Revenue

PFAR	Public Financing Authority Revenue

SFMR	Single Family Mortgage Revenue

VHA	Volunteer Hospital of America

XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.8%
Georgia 92.4%
Athens-Clarke County Unified Government Water and Sewer Revenue,
5.625%, 1/01/33	$10,000,000	$11,055,100
5.50%, 1/01/38	5,000,000	5,419,000
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,032,750
Series J, AGMC Insured, 5.00%, 1/01/34	5,000,000	5,030,250
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,037,950
Atlanta Development Authority Revenue,
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,533,078
Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%, 1/01/23	4,150,000	4,432,864
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,241,180
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26	1,140,000	1,223,505
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,009,330
Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
6.00%, 5/20/17	750,000	750,293
6.125%, 5/20/27	1,560,000	1,560,811
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	5,422,701
Refunding, Series A, NATL Insured, 5.00%, 11/01/33	8,000,000	8,004,000
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	5,465,800
Augusta Water and Sewer Revenue,
AGMC Insured, 5.25%, 10/01/39	3,000,000	3,105,270
Refunding, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,074,250
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,267,225
5.375%, 12/01/28	2,000,000	1,696,960
Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%, 6/01/23	5,000,000	5,147,300
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,490,340
Bulloch County Development Authority Lease Revenue, Georgia Southern University, XLCA Insured, 5.00%, 8/01/27	5,000,000	5,122,200
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,284,950
Series E, 7.00%, 1/01/23	5,000,000	5,928,900
Carroll City-County Hospital Authority Revenue Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, 5.00%, 7/01/38	5,000,000	4,903,650
Cherokee County GO, 5.00%, 4/01/26	1,000,000	1,108,220
Cherokee County Water and Sewer Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,147,300
NATL Insured, 6.90%, 8/01/18	10,000	10,039
Water and Sewer, Refunding, 5.00%, 8/01/27	2,320,000	2,552,742
Water and Sewer, Refunding, 5.00%, 8/01/28	2,030,000	2,221,104
Clayton County Development Authority Revenue, Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,464,331
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23	930,000	930,521
Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation Inc. Project, NATL Insured, 5.00%, 7/15/29	2,000,000	2,037,100
Cobb County Development Authority University Facilities Revenue, Kennesaw State University, Series D, NATL Insured, 5.00%, 7/15/29	5,000,000	4,939,100
College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%, 9/01/26	2,000,000	2,066,580
Columbia County Water and Sewer Revenue, AGMC Insured, 5.00%, 6/01/24	1,130,000	1,220,671
Columbus Water and Sewer Revenue, AGMC Insured, 5.00%, 5/01/29	2,500,000	2,615,625
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,796,970
5.50%, 9/01/37	5,000,000	5,252,950
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,565,310
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public
Safety and Judicial Facility Project, 5.00%, 12/01/29	$2,000,000	$2,106,740
DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,553,112
DeKalb County Water and Sewer Revenue, Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	7,000,000	7,595,980
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Student Centre LLC Project, 5.50%, 7/01/34	3,000,000	2,960,460
DeKalb Private Hospital Authority Revenue Anticipation Certificates, Children’s Healthcare, Refunding, 5.25%, 11/15/39	5,000,000	5,169,200
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, 5.00%,
6/01/29	3,410,000	3,599,085
6/01/32	2,225,000	2,345,706
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/34	5,480,000	4,459,295
Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26	3,000,000	3,070,800
Fayette County School District GO, AGMC Insured, zero cpn. to 9/01/10,
4.75% thereafter, 3/01/21	1,355,000	1,403,875
4.95% thereafter, 3/01/25	1,000,000	1,030,100
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,250,150
Fulton County Development Authority Revenue,
[a]Georgia Tech Facilities Project, Series A, 5.00%, 6/01/41	3,500,000	3,631,040
Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31	3,000,000	3,068,430
Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30	5,000,000	5,166,100
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/27	1,060,000	1,165,989
Georgia Tech Foundation Inc., Series A, 5.00%, 11/01/28	1,200,000	1,313,004
Molecular Science Building Project, NATL Insured, 5.00%, 5/01/25	2,240,000	2,341,741
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,268,050
Piedmont Healthcare, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,100,800
Tech Facilities Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,170,640
Fulton County Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/30	2,500,000	2,587,550
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates,
Northeast Georgia Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31	2,500,000	2,615,125
Northeast Georgia Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	4,865,850
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,015,400
Georgia Municipal Electric Authority Power Revenue, Series W,
6.60%, 1/01/18	955,000	1,118,152
ETM, 6.60%, 1/01/18	45,000	51,645
Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%, 6/01/24	1,000,000	1,000,850
Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing Corp. Project, Series A, 6.00%, 6/01/24	2,550,000	2,514,428
Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, NATL Insured, 5.00%, 12/01/25	2,600,000	2,623,608
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,560,336
Georgia State HFAR,
MF, Lake Vista Apartments Project, Series A, AGMC Insured, 5.95%, 1/01/27	1,000,000	1,000,940
SFM, Series A, 5.375%, 6/01/39	1,950,000	2,025,114
SFM, Series C, 5.00%, 12/01/27	1,000,000	1,024,490
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
6.00%, 6/15/34	5,000,000	5,441,100
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,175,620
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	5,000,000	5,193,350
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
NATL Insured, 5.25%, 1/01/24	2,000,000	2,321,500
NATL Insured, Pre-Refunded, 5.00%, 1/01/24	8,500,000	9,589,530
Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,496,170
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project,
Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27	3,750,000	4,120,012
Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,065,520
Gwinnett County School District GO,
5.00%, 2/01/32	5,000,000	5,419,500

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

5.00%, 2/01/36	$5,815,000	$6,230,831
Refunding, 5.00%, 2/01/29	5,000,000	5,736,300
Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	2,795,000	3,074,891
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	1,939,941
Habersham County School District GO, NATL Insured, 5.00%, 4/01/28	2,750,000	2,901,800
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, AMBAC Insured, 6.00%, 7/01/29	5,000,000	5,069,700
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,103,682
Jackson County School District GO, NATL Insured, 5.00%, 3/01/25	3,000,000	3,181,530
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,174,600
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,457,158
Macon-Bibb Country Hospital Authority Revenue, Revenue Anticipation Certificates, Medical Center of Georgia, 5.00%, 8/01/35	5,000,000	5,043,550
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27	5,000,000	4,934,300
Marietta GO, Park and Recreation Facilities, Series D, 5.00%, 1/01/30	1,500,000	1,637,040
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,518,920
NATL Insured, 5.50%, 8/01/25	6,000,000	6,041,040
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture, Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,466,400
Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding, Series A, 6.80%, 1/01/12	1,500,000	1,622,010
Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,502,300
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,428,458
Series B, 5.00%, 1/01/20	3,000,000	3,363,450
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG Insured, 5.00%, 6/01/24	3,150,000	3,278,930
Paulding County GO, Courthouse, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,241,280
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,167,520
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,030,930
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, 5.00%, 9/01/35	15,350,000	16,378,757
Emory University, Refunding, Series C, 5.25%, 9/01/39	5,000,000	5,434,400
Mercer University Project, Refunding, Series A, 5.375%, 10/01/29	2,000,000	1,958,660
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,027,000
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,500,015
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, 5.00%, 7/01/29	4,000,000	4,238,600
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,514,340
South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%, 1/01/33	3,500,000	3,862,915
Suwanee GO, NATL Insured, Pre-Refunded, 5.25%, 1/01/32	3,000,000	3,222,660
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D Archbold,
5.25%, 11/01/35	1,000,000	994,390
5.375%, 11/01/40	5,000,000	4,987,100
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,026,090
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,
5.00%, 10/01/33	2,000,000	1,907,200
AMBAC Insured, 5.25%, 10/01/27	3,000,000	3,026,160
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,209,550
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,039,365
Refunding and Improvement, NATL Insured, 6.00%, 2/01/21	750,000	752,475
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	2,963,400

		445,953,945

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	U.S. Territories 6.4%
	Puerto Rico 6.4%
	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	$5,000,000	$5,312,300
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	9,971,900
	Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	5,046,550
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A, 5.375%, 8/01/39	10,000,000	10,377,000

	Total U.S. Territories		30,707,750

	Total Municipal Bonds before Short Term Investments (Cost $457,765,518)		476,661,695

	Short Term Investments (Cost $2,000,000) 0.4%

	Municipal Bonds 0.4%
	U.S. Territories 0.4%
	Puerto Rico 0.4%
[b]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	2,000,000	2,000,000

	Total Investments (Cost $459,765,518) 99.2%		478,661,695
	Other Assets, less Liabilities 0.8%		4,083,602

	Net Assets 100.0%		$482,745,297

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Georgia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
HFAR	Housing Finance Authority Revenue
IDAR	Industrial Development Authority Revenue
MF	Multi-Family
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCR	Pollution Control Revenue
PFAR	Public Financing Authority Revenue
SFM	Single Family Mortgage
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.7%
Alabama 0.5%
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,
Series A, Pre-Refunded, 6.125%, 12/01/24	$3,000,000	$3,508,650
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	2,029,002
Courtland IDB Environmental Improvement Revenue, International Paper Co., Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,519,650
Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36	7,500,000	7,815,000
Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, Pre- Refunded, 7.75%, 7/01/21	8,970,000	9,098,899
Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board Project, Refunding, Series B, 6.10%, 5/15/30	5,800,000	5,801,856
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,907,065
Selma IDBR, Gulf Opportunity Zone, International Paper Co., Series A, 5.80%, 5/01/34	3,000,000	3,022,290

		40,702,412

Alaska 0.1%
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal Regional Power,
5.70%, 1/01/12	740,000	741,939
5.80%, 1/01/18	1,495,000	1,494,850
5.875%, 1/01/32	5,730,000	5,242,950

		7,479,739

Arizona 4.8%
Apache County IDA,
IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26	16,500,000	16,544,880
PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28	53,150,000	53,294,568
PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33	33,800,000	33,892,612
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 6.375%, 12/01/37	2,500,000	2,840,600
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%, 7/01/20	3,940,000	3,998,745
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	26,695,000	29,467,009
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%, 12/01/32	14,500,000	13,645,805
Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32	21,125,000	21,201,050
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	10,000,000	9,619,000
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	7,500,000	7,722,825
Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16	4,875,000	4,879,436
Maricopa County PCC, PCR,
El Paso Electric Co. Project, Series A, 7.25%, 4/01/40	20,000,000	22,932,000
Public Service Co. of Colorado, Refunding, Series A, 5.75%, 11/01/22	14,300,000	14,312,870
Various, Public Service Co., Palo Verde, Refunding, Series A, 6.25%, 1/01/38	15,000,000	15,407,850
Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34	10,750,000	11,519,055
Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,148,350
Pima County IDAR,
Industrial Development, Tucson Electric Power Co., Series A, 6.375%, 9/01/29	35,000,000	35,900,900
Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25	10,140,000	10,169,305
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/24	5,450,000	5,411,796
5.25%, 12/01/25	6,000,000	5,924,880
5.00%, 12/01/37	10,000,000	9,033,600
University Medical Center Corp. Hospital Revenue,
6.00%, 7/01/24	250,000	276,310
6.25%, 7/01/29	1,000,000	1,087,230
5.00%, 7/01/35	10,175,000	9,579,050
6.50%, 7/01/39	1,500,000	1,622,685

Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding, Series A, 6.375%, 12/01/37	$15,500,000	$13,338,680

		368,771,091

Arkansas 0.3%
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.75%, 8/01/25	3,800,000	3,879,040
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,613,840
Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%, 11/01/26	10,000,000	10,077,900
Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12	3,150,000	3,196,337

		19,767,117

California 21.3%
ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%, 9/02/32	9,735,000	10,672,383
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	4,489,108
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	24,000,000	23,436,000
Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,385,000	3,480,918
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
Series F, 5.00%, 4/01/31	35,200,000	36,382,720
Series F-1, 5.50%, 4/01/43	29,765,000	31,830,096
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,109,416
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,970,000	4,745,063
Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31	5,780,000	6,318,927
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda County, 5.875%, 6/01/35	3,700,000	3,291,298
California Educational Facilities Authority Revenue, Stanford University, Refunding, 5.25%, 4/01/40	30,000,000	36,198,900
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,581,150
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,611,600
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,264,775
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,058,895
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	2,815,341
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	16,842,000
California Infrastructure and Economic Development Bank Revenue,
Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	67,115,000	79,369,528
Department of Social Services Administration Building, AMBAC Insured, 5.00%, 12/01/30	10,300,000	10,968,161
Department of Social Services Administration Building, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,145,500
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,346,600
California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27	10,000,000	10,034,000
California State Economic Recovery GO, Refunding, Series A,
5.25%, 7/01/21	25,000,000	28,046,000
5.00%, 7/01/22	10,620,000	11,246,368
California State GO,
Refunding, 5.25%, 4/01/30	50,000	50,290
Refunding, 5.25%, 4/01/32	40,000	40,100
Various Purpose, 6.00%, 4/01/38	28,725,000	31,029,319
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	71,820,000
Various Purpose, Refunding, 5.00%, 6/01/31	22,000,000	21,886,700
Various Purpose, Refunding, 6.00%, 3/01/33	26,000,000	28,530,840
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	61,773,600
California State Public Works Board Lease Revenue, Trustees of California State University, Series J, 6.00%,
11/01/29	7,365,000	7,889,314
11/01/34	17,560,000	18,500,514
California Statewide CDA Revenue,
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,117,594
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,009,950
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	15,704,335
Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31	2,900,000	3,054,483
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,137,804

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32	$6,230,000	$6,467,238
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,073,900
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,130,900
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	23,532,500
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,157,793
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	8,595,700
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
8/01/33	21,015,000	5,040,868
8/01/34	10,000,000	2,218,600
8/01/43	31,515,000	3,802,600
8/01/45	34,035,000	3,614,857
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	1,649,931
Chula Vista CFD Special Tax,
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	3,050,000	2,697,024
No. 13-l, Otay Ranch Village Seven, 5.35%, 9/01/36	2,450,000	1,781,322
No. 99-1, Otay Ranch SPA One, Pre-Refunded, 6.10%, 9/01/31	4,890,000	5,052,837
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20	7,720,000	7,786,315
El Dorado County CFD Special Tax, Community Facilities District No. 2001-1, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,289,440
Emeryville RDA, MFHR, Emery Bay Apartments II,
Series A, Pre-Refunded, 5.85%, 10/01/28	12,115,000	12,424,659
sub. lien, Series C, Pre-Refunded, 7.875%, 10/01/28	1,710,000	1,762,548
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, 5.85%, 1/15/23	35,000,000	35,948,150
zero cpn., 1/15/22	49,115,000	23,519,700
zero cpn., 1/15/31	4,000,000	983,880
zero cpn., 1/15/34	4,500,000	896,355
zero cpn., 1/15/36	4,000,000	691,560
Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,474,555
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	10,000,000	7,296,900
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	11,947,700
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	27,827,212
Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	12,124,545
Jurupa Community Services District Special Tax, CFD No. 29, Series A, 8.625%, 9/01/39	1,100,000	1,133,462
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding, 7.00%, 9/02/30	7,560,000	7,614,886
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	4,282,450
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,274,747
Los Angeles Department of Airports Airport Revenue, Senior, Los Angeles International Airport, Refunding, Series A, 5.00%,
5/15/31	10,495,000	10,920,467
5/15/40	25,500,000	26,000,055
Los Angeles MFR, Refunding,
Series J-1B, 7.125%, 1/01/24	100,000	92,590
Series J-1C, 7.125%, 1/01/24	335,000	310,177
Series J-2B, 8.50%, 1/01/24	520,000	479,606
[a]Series J-2C, 8.50%, 1/01/24	1,400,000	1,291,248
Los Angeles Regional Airports Improvement Corp. Lease Revenue, Facilities Sublease, Delta Air Lines Inc., Los Angeles International Airport, Refunding, 6.35%, 11/01/25	12,000,000	11,424,600
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,195,846
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/30	7,530,000	7,847,088
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	32,684,582
Series B, 7.00%, 11/01/34	20,000,000	23,344,400
Series C, 6.50%, 11/01/39	20,000,000	22,054,000
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	4,000,000	4,001,240
Poway USD Special Tax,
CFD No. 10, Area A, 6.10%, 9/01/31	1,995,000	1,955,240
CFD No. 11, Area A, 5.375%, 9/01 /28	2,965,000	2,767,116
CFD No. 11, Area A, 5.375%, 9/01 /34	2,235,000	1,954,530
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,500,000	6,326,025
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,315,000	5,550,110

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Romoland School District Special Tax, CFD 1,
Improvement Area 1, 5.35%, 9/01/28	$7,015,000	$6,290,561
Improvement Area 1, 5.40%, 9/01/36	6,175,000	5,235,536
Improvement Area 2, 5.35%, 9/01/38	7,900,000	5,752,227
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,420,281
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,221,300
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
7/01/10	4,500,000	4,497,975
7/01/12	4,500,000	4,359,735
7/01/13	4,250,000	4,026,875
7/01/14	2,250,000	2,066,265
San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%, 7/01/31	8,920,000	9,253,876
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	22,500,000	22,713,975
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	19,998,600
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23	20,000,000	19,017,400
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24	20,000,000	18,898,000
junior lien, ETM, zero cpn., 1/01/12	30,100,000	29,643,985
junior lien, ETM, zero cpn., 1/01/24	52,700,000	30,738,856
junior lien, ETM, zero cpn., 1/01/25	45,200,000	24,800,788
junior lien, ETM, zero cpn., 1/01/26	131,900,000	68,820,144
junior lien, ETM, zero cpn., 1/01/27	139,100,000	68,266,107
senior lien, 5.00%, 1/01/33	26,930,000	22,015,814
San Mateo County Community College District GO, Election of 2005, Series B, 5.00%, 9/01/38	24,900,000	25,460,748
Santa Clara County GO, 5.00%, 8/01/34	25,000,000	26,584,750
Saugus USD Special Tax, 6.00%, 9/01/33	3,150,000	3,046,302
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,604,000
South Bayside Waste management Authority Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.00%, 9/01/36	7,740,000	8,154,322
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	5,927,160
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	16,466,287
7.00%, 9/01/38	12,175,000	12,737,728
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,694,910
Sunnyvale School District GO, Election 2004, Series C, 5.00%, 9/01/34	21,500,000	22,444,925
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36	20,000,000	17,500,000
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,231,034
West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33	3,000,000	3,260,460

		1,624,274,570

Colorado 3.7%
Arkansas River Power Authority Power Revenue, Improvement, 6.00%, 10/01/40	10,000,000	10,169,300
Colorado Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	20,251,400
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	370,000	407,988
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	27,365,000	21,277,382
Denver Convention Center Hotel Authority Revenue, Refunding, Senior bond, XLCA Insured, 5.00%,
12/01/30	15,000,000	13,488,450
12/01/35	15,000,000	12,810,900
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,818,680
E-470 Public Highway Authority Revenue, Capital Appreciation,
Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	2,535,636
Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	3,009,000
Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	4,208,700
Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	4,652,850
Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	2,876,800
Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	4,610,450
Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	2,476,000

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Eagle County Airport Terminal Corp. Revenue, Series A,
7.00%, 5/01/21	$585,000	$576,640
7.125%, 5/01/31	1,215,000	1,148,843
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	40,837,852
Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29	2,605,000	2,749,239
McKay Landing Metropolitan District No. 002 GO,
Limited Tax, Pre-Refunded, 7.50%, 12/01/19	2,545,000	2,632,752
Sub. Limited Tax, Series A, Pre-Refunded, 7.50%, 12/01/34	2,000,000	2,066,200
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,686,061
6.25%, 11/15/28	12,500,000	13,592,875
6.50%, 11/15/38	90,100,000	98,832,492
Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation, Pre-Refunded, 7.35%, 12/01/19	2,570,000	2,621,400
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,459,849
[a,b]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,891,760

		285,689,499

Connecticut 1.0%
Connecticut State Development Authority PCR,
Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28	53,825,000	54,777,702
Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,674,875
Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co. Project, 6.15%, 4/01/35	3,000,000	3,008,310
Connecticut State Health and Educational Facilities Authority Revenue,
Sacred Heart University, Series C, 6.50%, 7/01/16	310,000	310,986
St. Mary’s Hospital, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,336,312

		76,108,185

District of Columbia 1.7%
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 2/01/35	18,000,000	17,094,240
District of Columbia Hospital Revenue, Children’s Hospital Obligation Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,144,430
District of Columbia Revenue,
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC
Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	16,216,650
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,273,765
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,561,335
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,140,000	4,195,393
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	22,000,000	22,129,800
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	7,036,750
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	2,653,860
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital
Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	44,340,000

		131,646,223

Florida 5.9%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,520,000	3,539,070
Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
6.00%, 5/01/16	16,350,000	17,200,363
6.20%, 5/01/22	23,590,000	24,859,850
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,193,160
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,285,000	1,291,489
Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31	2,165,000	2,101,717
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	2,040,000	1,658,459
Citizens Property Insurance Corp. Revenue, High-Risk Account, Senior Secured, Series A-1,
5.25%, 6/01/17	28,500,000	29,909,895
6.00%, 6/01/17	25,000,000	27,354,250
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,659,403
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,152,341
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,183,995

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	$5,000,000	$6,296,150
	Halifax Hospital Medical Center Hospital Revenue,
	Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	16,545,780
	Series A, Pre-Refunded, 7.25%, 10/01/24	4,700,000	4,899,515
	Series A, Pre-Refunded, 7.25%, 10/01/29	1,400,000	1,459,430
	Hawk’s Point CDD Special Assessment, Hawk’s Point Community Development, Series A, 5.30%, 5/01/39	1,370,000	893,240
	Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,229,885
	Hillsborough County IDAR, Refunding, Series B, 5.25%,
	10/01/28	1,500,000	1,505,325
	10/01/34	7,250,000	7,209,980
	Indian Trace CDD, GO, Water Management Special Benefit, sub. lien, Refunding, Series B, 8.25%, 5/01/11	2,440,000	2,459,227
	Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,690,000	2,278,430
	Indigo CDD Capital Improvement Revenue, Refunding,
	Series A, 7.00%, 5/01/31	865,000	820,487
	[a]Series C, 7.00%, 5/01/30	4,460,000	4,235,305
	Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,585,000	1,542,300
	Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,375,000	1,396,299
	Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,
	5.875%, 1/01/19	1,350,000	1,321,070
	6.25%, 1/01/28	1,230,000	1,162,338
	6.375%, 1/01/43	2,250,000	2,072,993
	Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,779,624
	Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,350,000	7,359,775
	Mediterra South CDD Capital Improvement Revenue,
	6.85%, 5/01/31	2,210,000	2,210,199
	Series B, 6.95%, 5/01/31	6,680,000	6,628,564
	Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37	1,480,000	888,000
	Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	21,343,311
	Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	11,652,611
	Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,439,649
	Midtown Miami Community Development Special Assessment Revenue,
	Series A, 6.25%, 5/01/37	7,500,000	7,090,125
	Series B, 6.50%, 5/01/37	3,875,000	3,727,401
	Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13	155,000	156,626
	Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of Development No. 43,
	6.10%, 8/01/21	275,000	265,491
	Pre-Refunded, 6.10%, 8/01/21	1,960,000	2,104,236
	Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	470,304
	Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	10,000,000	11,123,500
	Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	711,372
	Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32	2,585,000	2,376,416
	Pelican Marsh CDD Special Assessment Revenue, Series A,
	7.10%, 5/01/20	2,645,000	2,667,694
	7.20%, 5/01/31	6,135,000	6,181,012
	Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,169,680
	Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31	9,810,000	9,575,149
	Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,219,260
[a,c]	Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,800,000	1,697,080
[a,c]	Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,795,000	1,064,504
	Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30	3,295,000	3,301,821
	Reserve CDD Utility Revenue, Stormwater Management, Series A, Pre-Refunded, 6.625%, 12/01/22	3,295,000	3,459,750
	River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
	5/01/21	940,000	896,929
	5/01/30	1,590,000	1,460,749

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	$360,000	$366,635
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,700,000	4,378,066
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/32	11,235,000	11,098,944
5.00%, 5/01/36	12,500,000	12,531,875
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	15,170,700
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,350,000	2,361,726
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	1,930,000	1,904,833
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,200,000	1,206,672
Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34	7,955,000	7,348,511
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,910,000	926,197
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33	8,005,000	7,761,648
Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31	5,470,000	5,571,633
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	9,800,000	8,810,690
Village Center CDD Recreational Revenue,
Sub Series B, 6.25%, 1/01/13	2,615,000	2,647,531
Sub Series B, 8.25%, 1/01/17	1,425,000	1,460,055
Sub Series C, 7.375%, 1/01/19	1,950,000	1,957,293
Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%, 5/01/32	2,680,000	2,848,036
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31	1,065,000	1,071,347
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,700,000	1,265,973
[a,c]Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18	4,400,000	1,779,184
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	1,110,000	1,110,966
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,920,000	1,799,155

		448,830,248

Georgia 3.0%
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	905,677
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	32,856,900
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	31,451,400
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,247,266
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	58,469,950
Series E, 7.00%, 1/01/23	25,000,000	29,644,500
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc., Refunding, 5.70%, 12/01/15	1,575,000	1,682,163
Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health Care System Project, ETM,
6.25%, 10/01/18	5,550,000	6,348,922
6.375%, 10/01/28	8,000,000	10,174,800
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	3,649,250
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding, 5.125%, 3/01/37	6,500,000	4,191,980
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding, NATL Insured, 5.00%, 7/01/34	15,000,000	15,093,150
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,
9/15/25	5,000,000	4,994,400
9/15/28	10,000,000	9,840,600
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 12/01/23	5,120,000	5,132,595
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,370,790
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,122,699

		228,177,042

Hawaii 0.1%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39	7,500,000	8,184,975

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Idaho 0.5%
Idaho Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	$12,500,000	$13,770,000
Nez Perce County PCR,
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,243,200
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,498,650

		41,511,850

Illinois 4.0%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,218,000	2,576,556
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,
6.25%, 3/01/32	3,588,000	3,965,422
6.75%, 3/01/32	5,163,000	5,675,583
Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A, Pre- Refunded,
6.625%, 3/01/31	4,265,000	4,496,845
7.00%, 3/01/31	4,717,000	5,028,086
Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, Pre-Refunded, 7.05%, 3/01/31	5,566,000	5,952,670
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,030,250
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,040,000	2,729,646
Chicago GO, Projects, Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	36,264,870
Chicago O’Hare International Airport Revenue,
5.00%, 1/01/40	20,430,000	19,875,734
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,042,750
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	12,327,880
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	16,592,400
Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%, 3/01/27	6,000,000	6,452,760
Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing Subdivision, 5.95%, 3/01/36	7,785,000	6,260,230
Illinois Finance Authority Revenue,
Institute Technology, 6.50%, 2/01/23	1,000,000	1,085,290
Institute Technology, 7.125%, 2/01/34	1,500,000	1,643,280
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,924,000
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	15,589,590
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,296,000
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,463,350
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/38	10,000,000	11,129,600
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	15,852,870
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	6,050,000	6,040,562
5/01/40	7,000,000	6,989,150
Illinois Health Facilities Authority Revenue,
Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11	735,000	737,065
Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28	8,595,000	8,549,876
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public Service Co., Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,523,717
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,161,675
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,440,740
Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded, 7.75%, 3/01/30	4,632,000	4,908,762
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage System, Refunding, XLCA Insured, 5.00%, 1/01/39	5,000,000	5,008,150
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%, 3/01/34	7,840,000	7,335,574
Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29	2,425,000	2,376,015
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,451,000	3,915,500
6.625%, 3/01/33	5,213,000	4,951,725
Yorkville United City Special Services Area Special Tax,
No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33	3,393,000	2,398,410
No. 2004, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34	4,222,000	3,144,081

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	$4,852,000	$3,639,728

			303,376,392

	Indiana 1.7%
	Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%, 8/01/36	5,000,000	4,483,450
	Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
	8/15/19	3,000,000	2,691,990
	8/15/28	5,000,000	4,074,250
	Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/37	8,000,000	7,956,000
	Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,202,600
	Indiana Health Facility Financing Authority Hospital Revenue,
	6.25%, 3/01/25	5,900,000	6,148,272
	6.00%, 3/01/34	12,000,000	12,308,760
	Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31	11,740,000	11,969,517
	Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31	36,760,000	39,581,698
	Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17	1,500,000	1,501,200
	Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,307,840
	Indiana State Development Financial Authority Environmental Revenue, Improvement, U.S. Steel Corp., Refunding, 6.00%, 12/01/26	5,000,000	5,116,900
	Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,
	5.60%, 11/01/16	10,000,000	10,861,200
	5.85%, 4/01/19	5,000,000	5,540,700

			127,744,377

	Kansas 0.1%
	Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding, 5.75%, 11/15/38	6,250,000	6,835,750

	Kentucky 1.3%
	Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
	Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,248,743
	Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,182,805
	Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	6,219,014
	Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	7,022,968
	Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health System, Refunding, Series A, 6.50%, 3/01/45	17,500,000	18,044,425
	Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	6,835,000	6,190,391
	Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,312,650
	Louisville and Jefferson County Metropolitan Government College Revenue, Improvement, Bellarmie University Inc. Project,
	5.625%, 5/01/29	5,555,000	5,584,886
	6.125%, 5/01/39	5,000,000	5,058,450
	Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	12,082,705
[d]	Ohio County Pollution Control Revenue, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,500,000
	Owen County Waterworks System Revenue, American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,567,680

			97,014,717

	Louisiana 3.1%
	Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	12,168,362
	Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%, 10/01/12	2,665,000	2,673,901
	East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,471,180
	Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	38,250,000	39,390,615
	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries, 6.75%, 7/01/39	10,000,000	10,958,200
	Louisiana Public Facilities Authority Revenue,
	FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33	20,000,000	20,137,600
	Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	9,014,100

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	$10,000,000	$9,095,800
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/22	10,000,000	9,982,100
New Orleans GO,
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	4,962,700
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	12,994,585
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13	2,425,000	2,433,027
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11, 6.00%, 10/01/38	4,750,000	4,989,875
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	80,500,000	77,483,665
West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%, 9/01/28	11,245,000	11,281,434

		234,037,144

Maine 0.1%
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,210,128

Maryland 0.4%
Maryland State Community Development Administration Development Housing and CDR, Housing, Series A, 5.875%, 7/01/16	1,440,000	1,440,605
Maryland State EDC, EDR, 5.75%, 6/01/35	10,000,000	10,182,500
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,
Series A, 4.75%, 12/01/11	650,000	621,055
Series A, 5.00%, 12/01/16	3,000,000	2,402,490
Series A, 5.00%, 12/01/31	10,000,000	7,369,300
Series B, 5.00%, 12/01/16	700,000	560,581
Series B, 5.25%, 12/01/31	2,000,000	1,472,880
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,447,690
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,062,876
Washington County Hospital, 6.00%, 1/01/43	6,000,000	6,098,100

		34,658,077

Massachusetts 0.3%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	2,000,000	2,457,820
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	1,030,000	1,032,184
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,556,771
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,844,920
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	1,625,000	1,604,704
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,267,985
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	3,955,004
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,575,000	4,868,759

		20,588,147

Michigan 4.9%
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A, Pre-Refunded, 6.25%, 4/15/27	10,500,000	11,584,965
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	17,595,417
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	22,839,230
Detroit Sewer Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,566,917
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,407,800
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	19,937,228
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	10,969,640
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Refunding, Series A,
5.625%, 9/01/10	340,000	340,486
5.75%, 9/01/17	530,000	510,512
5.00%, 8/15/38	5,250,000	3,475,080

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial Hospital, Refunding, 6.50%,
1/01/31	$1,000,000	$912,430
1/01/37	1,000,000	900,190
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,542,700
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,420,508
Facilities Program, Refunding, Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,706,568
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,545,695
Michigan State Hospital Finance Authority Revenue,
Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13	7,500,000	7,522,425
Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18	30,205,000	30,300,448
Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23	500,000	438,355
Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23	500,000	427,665
Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,347,659
Marquette, 5.00%, 5/15/34	6,000,000	5,107,560
Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	1,000,000	1,012,630
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	7,310,000	7,332,880
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/34	4,065,000	4,383,859
Sinai Hospital, Refunding, 6.625%, 1/01/16	2,210,000	2,217,183
Sinai Hospital, Refunding, 6.70%, 1/01/26	7,250,000	6,952,460
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co., Refunding, Series A, NATL Insured, 5.55%, 9/01/29	1,015,000	1,007,794
Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%, 9/01/29	11,000,000	11,076,560
Detroit Edison Co. Pollution Control Project, Refunding, Series C, XLCA Insured, 5.65%, 9/01/29	10,000,000	10,008,200
Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,100,356
Dow Chemical, Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,421,714
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
Senior Series A, 6.00%, 6/01/34	13,675,000	11,580,537
Senior Series A, 6.00%, 6/01/48	10,000,000	7,461,600
Turbo, Series A, 6.875%, 6/01/42	17,500,000	15,945,300
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding,
8.25%, 9/01/39	20,000,000	23,897,000
Series W, 6.00%, 8/01/39	33,120,000	33,559,171
Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph’s Hospital Project, Series A, ETM, 5.60%, 2/15/13	690,000	692,091

		376,048,813

Minnesota 0.8%
Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,195,660
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%, 12/01/40	5,000,000	4,357,050
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series C, NATL RE, FGIC Insured, 5.00%, 1/01/31	6,185,000	6,314,019
Minneapolis Health Care Facility Revenue,
Augustana Chapel View Homes, Series D, 5.875%, 6/01/35	5,075,000	3,876,894
Jones-Harrison Residence Project, 5.70%, 10/01/35	1,000,000	894,360
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,315,820
6.75%, 11/15/32	6,250,000	6,973,312
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
Refunding, Series A, 6.375%, 11/15/29	175,000	177,774
Series A, Pre-Refunded, 6.375%, 11/15/29	6,325,000	6,559,911
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	295,000	295,142
Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29	2,980,000	3,061,175
St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35	10,000,000	9,428,700

		63,449,817

Mississippi 1.2%
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	33,300,000	33,299,334
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,720,031
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	20,010,000
6.50%, 9/01/32	10,000,000	10,647,800

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

5.80%, 5/01/34	$7,000,000	$7,052,010

		91,729,175

Missouri 0.5%
Branson Regional Airport Transportation Development District Airport Revenue, Series B, 6.00%, 7/01/25	6,000,000	3,143,640
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%, 12/01/20	8,350,000	7,088,231
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, latan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,704,000
St. Louis Airport Revenue, Lambert, St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	7,448,000
6.625%, 7/01/34	3,000,000	3,231,810
West Plains IDA Hospital Revenue, Ozarks Medical Center,
6.30%, 11/15/11	320,000	326,547
6.75%, 11/15/24	1,870,000	1,870,561
Refunding, 5.50%, 11/15/12	325,000	325,803

		35,138,592

Montana 0.1%
Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31	10,220,000	10,243,404

Nevada 1.1%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	921,254
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	684,849
Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21	3,580,000	3,475,858
Local ID No. 142, Mountains Edge, 6.375%, 8/01/23	4,010,000	3,859,505
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	755,000	574,895
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,370,000	1,657,531
Clark County IDR,
Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30	7,375,000	7,178,604
Nevada Power Co. Project, Series A, ACA Insured, 5.60%, 10/01/30	2,220,000	2,067,042
Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,047,790
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,211,260
Henderson Local ID Special Assessment,
No. T-2, 9.50%, 8/01/11	165,000	165,688
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,025,000	3,037,796
No. T-12, Series A, 7.375%, 8/01/18	31,040,000	26,057,459
No. T-16, 4.90%, 3/01/16	1,355,000	570,875
No. T-16, 5.00%, 3/01/18	970,000	407,594
No. T-16, 5.00%, 3/01/19	965,000	405,204
No. T-16, 5.10%, 3/01/22	1,445,000	605,888
No. T-16, 5.125%, 3/01/25	1,530,000	641,070
No. T-17, 5.00%, 9/01/15	710,000	659,952
No. T-17, 5.00%, 9/01/16	725,000	655,646
No. T-17, 5.00%, 9/01/25	1,360,000	1,037,721
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	4,835,000	4,394,483
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	1,685,000	1,704,142
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,859,375

		83,881,481

New Hampshire 0.3%
New Hampshire Higher Educational and Health Facilities Authority Revenue,
Hillcrest Terrace, 7.50%, 7/01/24	14,550,000	14,288,973
New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11	425,000	424,966
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/01/39	5,000,000	5,093,700

		19,807,639

New Jersey 4.6%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
Series 1,6.00%, 1/01/19	2,180,000	1,922,804
Series 1,6.00%, 1/01/29	5,000,000	3,979,650
Series 2, 6.125%, 1/01/19	2,125,000	1,890,591
Series 2, 6.125%, 1/01/29	5,105,000	4,123,717

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	$9,965,000	$9,969,086
New Jersey EDA Revenue,
Cigarette Tax, 5.50%, 6/15/24	23,000,000	22,821,980
Cigarette Tax, 5.50%, 6/15/31	6,500,000	6,287,645
Cigarette Tax, 5.75%, 6/15/34	10,000,000	9,833,600
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,500,000	1,330,065
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,109,330
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
6.625%, 9/15/12	25,525,000	25,599,022
6.25%, 9/15/19	32,000,000	30,799,040
6.40%, 9/15/23	79,890,000	76,776,687
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	9,395,495
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	7,861,013
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/35	20,000,000	2,770,200
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	5,758,080
St. Joseph’s Healthcare System, 6.625%, 7/01/38	25,000,000	25,729,500
Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30	5,000,000	5,077,150
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	55,000,000	62,971,150
AGMC Insured, 5.00%, 12/15/32	23,750,000	24,747,737
Tobacco Settlement FICO Revenue, Capital Appreciation Bonds, Series 1B, zero cpn., 6/01/41	40,000,000	1,414,400

		348,167,942

New Mexico 3.1%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project,
Refunding, Series A, 6.30%, 12/01/16	24,045,000	24,068,805
Refunding, Series B, 6.30%, 12/01/16	5,175,000	5,180,123
[d]Refunding, Series B, 5.90%, 6/01/40	58,000,000	58,000,000
[d]Refunding, Series C, 5.90%, 6/01/40	16,500,000	16,552,965
Refunding, Series D, 6.375%, 4/01/22	66,125,000	66,191,125
[d]Refunding, Series D, 5.90%, 6/01/40	50,700,000	50,851,593
Series A, 6.60%, 10/01/29	9,000,000	9,188,550
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-Refunded,
5.25%, 7/01/30	4,360,000	5,052,324
5.00%, 7/01/35	3,470,000	3,979,257

		239,064,742

New York 4.6%
Chautauqua County IDA Exempt Facility Revenue, NRG-Dunkirk Power Project, 5.875%, 4/01/42	7,000,000	7,204,680
Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding, Series A, 5.75%, 2/01/22	2,000,000	2,001,280
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,197,500
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	270,519
1/15/22	649,658	399,488
MTA Revenue, Transportation, Series F, 5.00%, 11/15/30	7,000,000	7,232,190
New York City GO,
Fiscal 2003, Series I, 5.00%, 3/01/25	9,000,000	9,359,460
Refunding, Series H, 6.25%, 8/01/15	20,000	20,070
Refunding, Series H, 6.125%, 8/01/25	10,000	10,031
Refunding, Series J, 6.00%, 8/01/21	5,000	5,016
Series B, 7.00%, 2/01/18	115,000	115,452
Series D, 7.625%, 2/01/14	5,000	5,022
Series F, 7.50%, 2/01/21	85,000	85,356
Series G, 7.50%, 2/01/22	10,000	10,042
New York City IDA Civic Facility Revenue,
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,920,000	5,509,448

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Series C, 6.80%, 6/01/28	$5,000,000	$5,251,600
Staten Island University Hospital Project, Series C, 6.45%, 7/01/32	1,450,000	1,441,459
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	20,000,000	20,330,200
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,241,800
American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	30,000,000	30,744,300
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,409,739
New York City IDAR,
Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15	42,000,000	42,297,780
Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35	50,000,000	50,036,000
Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15	5,000,000	5,076,300
Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31	9,500,000	8,764,795
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	11,035,000	11,726,453
Series E, 5.00%, 6/15/34	10,000,000	10,294,400
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35	13,000,000	13,035,230
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,
6.125%, 12/01/29	16,000,000	16,005,120
6.25%, 12/01/37	30,000,000	29,269,800
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia,
9.00%, 12/01/10	2,355,000	2,366,445
9.125%, 12/01/15	23,390,000	23,505,547
Utica IDA Civic Facility Revenue, Utica College Civic Facility,
6.75%, 12/01/21	1,250,000	1,259,238
6.85%, 12/01/31	2,000,000	1,997,760

		350,479,520

North Carolina 0.4%
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	3,848,895
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,226,880
Series A, 6.25%, 11/01/33	1,300,000	1,373,736
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, 5.50%, 1/01/26	4,500,000	4,860,360
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
3/01/16	735,000	770,728
9/01/17	535,000	535,054
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,
5.75%, 10/01/23	3,625,000	2,907,540
6.00%, 10/01/23	2,500,000	2,055,225
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,
5.25%, 10/01/24	920,000	886,733
5.50%, 10/01/32	1,600,000	1,467,216
North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35	8,250,000	6,203,175

		29,135,542

North Dakota 0.1%
Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
7/01/25	2,250,000	2,068,898
7/01/29	2,500,000	2,232,450

		4,301,348

Ohio 0.7%
Buckeye Tobacco Settlement Financing Authority Revenue,
Asset-Backed, Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. To 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	10,552,950
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,616,262
Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42	5,000,000	3,739,000
Capital Appreciation, Asset-Backed, First Sub Series B, zero cpn., 6/01/47	55,000,000	1,994,300
Franklin County Health Care Facilities Revenue,
Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29	1,000,000	1,077,760
Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17	3,100,000	3,100,527

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21	$950,000	$947,616
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,735,232
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,444,550
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	2,400,000	2,322,288

		52,530,485

Oklahoma 0.2%
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,153,900
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,499,501
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding, 6.00%, 8/15/14	2,005,000	2,003,897

		12,657,298

Oregon 0.1%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,473,050
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Linfield College Project, Series A, Pre-Refunded, 6.75%, 10/01/25	5,215,000	5,375,778

		10,848,828

Pennsylvania 5.3%
Allegheny County Hospital Development Authority Revenue,
Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,476,900
Health System, Series B, Pre-Refunded, 9.25%, 11/15/15	18,725,000	19,844,755
Health System, Series B, Pre-Refunded, 9.25%, 11/15/22	24,000,000	25,429,680
West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28	8,360,000	6,905,862
West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40	70,000,000	55,382,600
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
6.10%, 7/01/13	30,140,000	30,226,200
6.20%, 7/01/19	17,525,000	17,563,204
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	970,770
6.50%, 7/01/40	3,000,000	2,933,940
New Morgan IDA Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc., Project, 6.50%, 4/01/19	3,160,000	3,169,922
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	14,932,950
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	60,000,000	66,927,000
Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36	94,510,000	98,180,768
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	3,782,650
Series B, 5.75%, 6/01/39	20,000,000	21,910,000
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System, Refunding, Series B, 5.50%, 7/01/26	18,000,000	16,659,180
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
Refunding, Series A, 5.75%, 12/01/21	815,000	839,695
Series A, Pre-Refunded, 5.75%, 12/01/21	2,185,000	2,375,532
Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured, 6.05%, 4/01/14	5,025,000	5,039,372

		403,550,980

Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,
Pre-Refunded, 6.50%, 8/15/32	8,000,000	8,977,360
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,458
Series A, 7.00%, 5/15/39	8,200,000	9,251,568
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,593,900

		20,229,286

South Carolina 0.9%
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	17,141,190

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	$10,000,000	$10,420,200
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,262,447
Scago Educational Facilities Corp. for Calhoun School District Revenue, School Project, Radian Insured, 5.00%, 12/01/26	7,540,000	6,305,099
Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	1,908,760
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,411,300
South Carolina State Public Service Authority Revenue, Refunding, Series A, 5.00%, 1/01/32	6,000,000	6,369,180

		67,818,176

Tennessee 0.8%
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	6,367,599
7/01/28	19,400,000	5,873,350
7/01/29	19,365,000	5,427,235
7/01/30	19,370,000	4,932,764
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,213,400
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,085,917
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	2,583,900
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	2,456,368
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	20,475,000	19,554,649
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,310,100
7/01/24	3,500,000	3,694,320

		59,499,602

Texas 5.3%
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	1,750,000	1,754,165
Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
Refunding, Series B, 5.75%, 1/01/34	7,000,000	5,890,430
Series A, Pre-Refunded, 6.70%, 1/01/32	10,000,000	10,370,300
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,
7/01/27	1,000,000	948,110
7/01/33	1,520,000	1,373,457
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligation Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,154,712
Brazos River Authority PCR,
Texas Utility Co. Project, Refunding, Series A, 7.70%, 4/01/33	21,740,000	13,034,434
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	29,191,050
TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32	6,800,000	4,455,496
TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33	17,000,000	11,029,770
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	1,000,000	837,330
TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32	9,000,000	4,935,870
TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38	1,555,000	900,252
Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33	2,500,000	2,384,525
Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33	5,000,000	5,325,300
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 9/01/31	12,500,000	12,782,375
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	10,076,000
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	483,090
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	346,975
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	309,884
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	304,433

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

senior lien, Refunding, 5.75%, 1/01/25	$2,500,000	$2,557,700
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12	805,000	809,476
Dallas-Fort Worth International Airport Revenue, Joint,
Series B, NATL Insured, 6.00%, 11/01/23	4,000,000	4,010,360
Series C, NATL Insured, 6.25%, 11/01/28	3,250,000	3,258,970
El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir Senior Health, Pre-Refunded,
7.00%, 8/15/12	385,000	398,560
7.50%, 8/15/18	2,300,000	2,536,900
7.75%, 8/15/31	3,000,000	3,317,940
Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project, 6.65%, 4/01/32	1,500,000	1,512,870
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	15,351,120
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%, 7/01/21	24,995,000	24,820,285
Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and Improvement, 5.25%, 11/01/37	1,000,000	928,780
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas,
5.50%, 2/15/32	1,000,000	937,370
5.50%, 2/15/37	2,500,000	2,309,450
Refunding, 6.25%, 2/15/37	5,000,000	5,056,200
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%, 11/01/29	10,000,000	10,966,400
Matagorda County Navigation District No. 1 Revenue,
Centerpoint Energy Project, Refunding, 5.60%, 3/01/27	12,000,000	12,360,960
Houston Lighting, Refunding, AMBAC Insured, 5.125%, 11/01/28	7,000,000	6,768,930
North Texas Tollway Authority Revenue,
Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	19,689,000
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,047,970
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,761,625
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	31,135,200
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,218,915
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	16,100,100
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	20,846,000
Sabine River Authority PCR,
Texas Utilities Electric Co. Project, Series B, 5.75%, 5/01/30	10,645,000	10,165,975
TXU Electric Co. Project, Refunding, Series A, 5.80%, 7/01/22	1,000,000	635,420
TXU Electric Co. Project, Refunding, Series B, 6.15%, 8/01/22	13,115,000	8,227,171
TXU Electric Co. Project, Refunding, Series C, 5.20%, 5/01/28	29,945,000	15,036,882
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,
10/01/16	8,500,000	8,850,710
10/01/21	1,500,000	1,541,745
Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	12,090,570
Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%, 5/01/28	445,000	258,585
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	7,525,200
Mother Frances Hospital, Series B, 5.00%, 7/01/37	3,400,000	2,907,204

		401,828,501

Vermont 0.2%
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health, Series A, AMBAC Insured, 6.00%, 12/01/23	15,000,000	15,170,400

Virginia 0.3%
Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.60%, 5/01/24	1,065,000	1,076,097
James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg Landing, Series A, 5.35%, 9/01/26	750,000	684,518
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding, 6.00%, 4/01/33	9,500,000	9,780,820
Tobacco Settlement Financing Corp. Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	2,500,000	2,771,900

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Asset-Backed, Pre-Refunded, 5.625%, 6/01/37	$3,000,000	$3,514,440
Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,677,500
Senior Series B1, 5.00%, 6/01/47	6,250,000	4,128,125
Virginia Beach Development Authority Residential Care Facility Mortgage Revenue, Westminster Canterbury Project, Refunding,
5.00%, 11/01/22	1,000,000	927,270
5.25%, 11/01/26	2,000,000	1,819,360
5.375%, 11/01/32	1,000,000	851,430

		27,231,460

Washington 2.1%
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	7,883,888
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	5,000,000	5,366,500
6/01/39	16,250,000	17,403,912
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/32	2,000,000	1,977,620
Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	9,543,800
Washington State GO,
Motor Vehicle Fuel, Series B, 5.00%, 8/01/34	10,000,000	10,610,400
Series A, 5.00%, 7/01/31	37,965,000	40,356,036
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services, 7.00%, 7/01/39	8,500,000	9,136,990
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,684,050
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,010,960
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	7,000,000	7,086,590
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	359,522
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,575,700
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,343,050

		157,339,018

West Virginia 0.4%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	14,745,000	13,555,226
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,779,360

		27,334,586

Wisconsin 1.0%
Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/30	11,205,000	11,414,981
Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.70%, 5/01/24	4,100,000	4,142,722
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	22,210,000	21,590,119
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	16,659,300
Wisconsin State Health and Educational Facilities Authority Revenue,
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,110,100
New castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	2,201,425
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,279,266
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,203,050

		75,600,963

Wyoming 0.2%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	5,932,355
Wyoming Municipal Power Agency Power Supply Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,455,584
5.50%, 1/01/33	2,360,000	2,505,352
5.50%, 1/01/38	2,810,000	2,970,142
5.00%, 1/01/42	1,000,000	1,002,730
5.375%, 1/01/42	2,750,000	2,877,792

		16,743,955

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

U.S. Territories 4.3%
Guam 1.1%
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	$7,270,000	$6,788,581
Refunding, Series A, 5.25%, 11/15/37	37,000,000	33,058,760
Series A, 6.00%, 11/15/19	8,000,000	8,665,360
Series A, 6.75%, 11/15/29	10,000,000	10,819,400
Series A, 7.00%, 11/15/39	15,000,000	16,260,750
Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
6.00%, 7/01/25	4,000,000	4,137,400
5.875%, 7/01/35	8,000,000	8,060,560

		87,790,811

Northern Mariana Islands 0.4%
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	25,000,000	20,067,750
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%, 3/15/28	7,235,000	6,957,538

		27,025,288

Puerto Rico 2.2%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	11,500,000	10,007,990
5.625%, 5/15/43	3,500,000	3,151,190
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%,
7/01/38	4,000,000	4,230,280
7/01/44	5,200,000	5,460,780
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	6,917,400
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	20,500,000	20,690,855
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,377,640
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	42,791,140
Capital Appreciation, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	22,977,480
first sub., Series A, 5.50%, 8/01/42	42,000,000	43,984,080
University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	5,645,000	5,595,662

		167,184,497

U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	568,686
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,523,370
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	9,858,036
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,423,300
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	20,337,654

		42,711,046

Total U.S. Territories		324,711,642

Total Municipal Bonds before Short Term Investments (Cost $7,350,449,939)		7,434,150,878

Short Term Investments 2.8%

Municipal Bonds 2.8%
Florida 0.1%
[e]Florida State Municipal Power Agency Revenue, All Requirements Power Supply, Refunding, Series C, Daily VRDN and Put, 0.27%, 10/01/35	4,300,000	4,300,000

Louisiana 0.2%
[e]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.28%, 9/01/17	12,300,000	12,300,000

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Maryland 0.1%
[e]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series B, Daily VRDN and Put,
0.28%, 7/01/38	$8,675,000	$8,675,000

Massachusetts 0.1%
[e]Massachusetts State Health and Educational Facilities Authority Revenue,
Harvard University, Refunding, Series R, Daily VRDN and Put, 0.23%, 11/01/49	6,000,000	6,000,000
Tufts University, Series G, Daily VRDN and Put, 0.23%, 2/15/26	4,300,000	4,300,000

		10,300,000

Missouri 0.4%
[e]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.28%, 12/01/37	18,800,000	18,800,000
[e]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University,
Refunding, Series A-2, Daily VRDN and Put, 0.27%, 10/01/35	5,000,000	5,000,000
Series B, Daily VRDN and Put, 0.23%, 10/01/24	6,000,000	6,000,000

		29,800,000

New Jersey 0.3%
[e]Mercer County Improvement Authority Revenue, Atlantic Foundation Project, Refunding, Daily VRDN and Put, 0.25%, 9/01/28	18,800,000	18,800,000
[e]New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-1, Daily VRDN and Put, 0.24%, 9/01/31	400,000	400,000

		19,200,000

New York 0.6%
[e]New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put, 0.25%, 11/01/39	47,500,000	47,500,000

North Carolina 0.3%
[e]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series C, Daily VRDN and Put, 0.26%, 1/15/26	11,000,000	11,000,000
[e]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.26%, 7/01/34	15,600,000	15,600,000

		26,600,000

Ohio 0.0%[f]
[e]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B, Sub Series B-1, Daily VRDN and Put, 0.28%, 1/01/39	500,000	500,000

Oregon 0.2%
[e]Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
Daily VRDN and Put, 0.30%, 8/15/37	6,700,000	6,700,000
Refunding, Daily VRDN and Put, 0.27%, 8/15/32	11,000,000	11,000,000

		17,700,000

Pennsylvania 0.2%
[e]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.26%, 5/15/35	14,600,000	14,600,000

Virginia 0.3%
[e]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.28%,
8/01/31	5,000,000	5,000,000
8/01/33	17,000,000	17,000,000

		22,000,000

Total Short Term Investments (Cost $213,475,000)		213,475,000

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Total Investments (Cost $7,563,924,939) 100.5%		7,647,625,878
Other Assets, less Liabilities (0.5)%		(34,469,498)

Net Assets 100.0%		$7,613,156,380

[a]	Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2010, the aggregate value of these securities was $12,959,081, representing 0.17% of net assets.

[b]	The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.

[c]	Defaulted security or security for which income has been deemed uncollectible.

[d]	Security purchased on a when-issued basis.

[e]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[f]	Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust
Franklin High Yield Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
ACA	American Capital Access Holdings Inc.
ACES	Adjustable Convertible Exempt Security
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority/Agency
CDD	Community Development District
CDR	Community Development Revenue
CFD	Community Facilities District
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HFAR	Housing Finance Authority Revenue
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDBR	Industrial Development Board Revenue
IDR	Industrial Development Revenue
MAC	Municipal Assistance Corp.
MFHR	Multi-Family Housing Revenue
MFR	Multi-Family Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCC	Pollution Control Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PUD	Public Utility District
RDA	Redevelopment Agency/Authority
SF	Single Family
USD	Unified/Union School District
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.1%
Alabama 3.6%
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.25%, 8/15/21	$2,490,000	$2,580,810
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%, 6/01/18	5,000,000	5,002,150
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	2,000,000	2,021,480
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,282,450
Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, Pre- Refunded, 5.50%, 6/01/30	1,670,000	1,686,700
Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,
4/01/27	3,260,000	3,572,406
4/01/33	4,890,000	5,358,609
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,769,927
10/01/25	6,065,000	5,837,077
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,322,743
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	8,819,538
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	10,000,000	10,044,300
Muscle Shoals GO, wts., NATL Insured, Pre-Refunded, 5.50%, 8/01/30	2,000,000	2,056,720
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%, 5/15/35	3,665,000	3,756,845
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,057,036
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,026,682
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,692,900
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	4,968,300
University of Alabama University Revenues, General, Birmingham, NATL RE, FGIC Insured, 5.25%, 10/01/27	5,975,000	6,092,050

		95,948,723

Alaska 0.5%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,014
Alaska Energy Authority Utilities Revenue, Refunding, AGMC Insured,, 5.20%, 7/01/17	3,000,000	3,008,280
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,532,200

		14,545,494

Arizona 2.2%
Arizona State COP, Department Administration, Series A, AGMC Insured,
5.25%, 10/01/26	8,500,000	9,101,120
5.25%, 10/01/28	10,000,000	10,596,800
5.00%, 10/01/29	5,000,000	5,157,650
Arizona State Municipal Financing Program COP, Series 20, BIG Insured, ETM, 7.70%, 8/01/10	2,800,000	2,832,396
Cochise County USD No. 68 GO, Sierra Vista, Refunding, NATL RE, FGIC Insured, 7.50%, 7/01/10	500,000	502,415
Downtown Phoenix Hotel Corp. Revenue,
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	12,094,800
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,204,255
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	366,087
Tucson Water Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,507,480

		59,363,003

Arkansas 1.1%
Arkansas State University Student Fee Revenue, Arkansas State University-Beebe, Series B, AMBAC Insured, 5.00%,
12/01/30	3,250,000	3,315,650
12/01/35	3,045,000	3,045,000
Quarterly Statement of Investments        See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	$5,230,000	$5,325,971
Little Rock School District GO, Series C, AGMC Insured, 5.25%, 2/01/33	7,790,000	7,845,854
Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25	1,000,000	1,026,260
University of Arkansas University Revenues, Various Facility, Fayetteville Campus,
AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,327,623
NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,087,400

		27,973,758

California 8.0%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	6,906,130
Refunding, NATL Insured, 5.00%, 2/01/31	20,000,000	20,003,600
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,897,165
Various Purpose, 6.00%, 4/01/38	30,000,000	32,406,600
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	19,196,819
California State Public Works Board Lease Revenue, Various Capital Projects, Series G-1, 5.25%, 10/01/24	5,000,000	5,310,200
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,103,700
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	10,227,900
Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20	13,100,000	13,212,529
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	24,407,376
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	33,323,439
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,198,700
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	165,000	168,178
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	14,510,687
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,430,040
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,401,900
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,435,980
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	939,851

		213,080,794

Colorado 4.4%
Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%, 10/01/32	12,490,000	11,951,181
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%, 8/01/39	25,000,000	25,711,250
Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29	3,000,000	3,018,240
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	20,391,800
Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,157,600
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,375,800
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,
11/15/25	3,590,000	4,478,202
11/15/25	4,410,000	4,421,775
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	12,810,900
University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
5.20%, 11/15/17	5,425,000	5,429,069
5.25%, 11/15/22	7,800,000	7,802,418

		116,548,235

Connecticut 0.2%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,640,150

District of Columbia 0.8%
District of Columbia HFA, RMR, Series 1, FGIC Insured, 7.75%, 9/01/16	115,000	115,212

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

District of Columbia Hospital Revenue, Children’s Hospital Obligation, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	$20,000,000	$20,636,600

		20,751,812

Florida 12.8%
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20	1,000,000	1,024,160
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	12,565,893
8/01/37	13,000,000	13,030,160
Broward County HFAR,
5.65%, 11/01/22	405,000	405,247
5.70%, 11/01/29	225,000	225,065
Broward County School Board COP,
NATL Insured, 5.00%, 7/01/28	2,000,000	2,031,820
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,882,946
Series A, AGMC Insured, 5.00%, 7/01/22	2,000,000	2,036,240
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,024,940
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,931,720
Celebration CDD, Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	180,000	180,533
Clearwater Water and Sewer Revenue, NATL RE, FGIC Insured, 5.00%,
12/01/28	11,050,000	11,199,727
12/01/32	13,665,000	13,830,893
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,148,090
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,890,624
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,289,673
Escambia County Utilities Authority Utility System Revenue,
NATL RE, FGIC Insured, 5.00%, 1/01/31	1,775,000	1,782,153
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/22	2,000,000	2,043,440
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,135,000
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,600,624
Florida HFC Revenue,
Housing, Logan’s Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,195,000	1,213,833
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,073,895
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured, 5.00%, 8/01/32	3,570,000	3,573,392
Florida State Board of Education Capital Outlay GO, Public Education,
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 6/01/24	5,000,000	5,189,900
Series B, NATL RE, FGIC Insured, 5.00%, 6/01/23	5,395,000	5,613,713
Florida State Board of Education GO,
Series C, NATL Insured, 5.00%, 6/01/27	4,245,000	4,357,662
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,051,940
Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, Pre- Refunded, 5.25%, 7/01/30	2,000,000	2,027,760
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,047,340
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, 5.00%, 7/01/21	3,000,000	3,116,640
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, NATL RE, FGIC Insured, 5.25%, 10/01/28	2,500,000	2,511,450
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,151,622
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,729,703
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	1,090,000	1,093,412
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	4,000,000	4,059,400
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	1,000,000	1,008,890
Jacksonville Sales Tax Revenue,
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,061,150
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,534,020
Jacksonville Transportation Revenue, NATL Insured,
5.00%, 10/01/26	2,000,000	2,022,400
5.25%, 10/01/29	11,000,000	11,131,340
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,093,686

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Lee County Airport Revenue,
Refunding, AGMC Insured, 5.00%, 10/01/33	$3,530,000	$3,556,016
Series B, AGMC Insured, Pre-Refunded, 5.75%, 10/01/33	4,000,000	4,111,560
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,409,119
4/01/37	11,000,000	10,454,070
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,089,129
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,675,782
Marion County Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/31	1,500,000	1,530,630
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,026,370
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,483,186
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,533,300
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,514,630
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,047,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,585,716
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,105,200
5/01/26	17,080,000	17,368,652
5/01/27	10,775,000	10,912,705
Ocala Utility System Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	2,052,500
Opa-Locka Capital Improvement Revenue, NATL RE, FGIC Insured, 6.125%, 1/01/24	1,000,000	1,003,390
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	6,971,860
Orange County School Board COP,
AMBAC Insured, 5.50%, 8/01/25	1,000,000	1,006,710
Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,132,100
Orlando-Orange County Expressway Authority Revenue,
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/10	100,000	100,465
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	247,343
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,050,000
Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, 5.70%, 12/01/17	480,000	480,346
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	14,262,040
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,026,670
Palm Beach County IDR, South Florida Fair Project, NATL Insured, 5.50%, 6/01/31	2,000,000	2,000,440
Palm Beach County School Board COP, Series A,
AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24	2,000,000	2,130,720
FGIC Insured, Pre-Refunded, 6.00%, 8/01/22	3,000,000	3,057,480
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	2,002,740
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,245,546
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,016,100
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,023,120
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured, 5.00%, 11/15/30	4,000,000	4,015,960
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,087,720
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,017,200
Polk County School Board COP, Series A, AGMC Insured, 5.00%, 1/01/26	1,000,000	1,023,910
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/30	1,000,000	1,025,330
10/01/34	2,000,000	2,047,500
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,813,055
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,486,602
St. Lucie West Services District Utility Revenue, senior lien, NATL Insured, 6.125%, 10/01/32	2,240,000	2,292,573
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, 7.15%, 11/01/15	245,000	298,160
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22	2,000,000	2,186,420
Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%, 10/01/29	2,000,000	2,143,200
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,005,910
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/27	1,000,000	971,710
10/01/30	1,485,000	1,359,027

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19	$3,500,000	$3,506,405

		339,416,013

Georgia 4.2%
Athens Housing Authority Student Housing Lease Revenue, University of Georgia, East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33	6,000,000	6,009,720
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,284,400
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	23,744,740
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,775,793
Brunswick Water and Sewer Revenue, Refunding and Improvement, NATL Insured, 6.10%, 10/01/14	1,535,000	1,676,972
Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,673,286
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,059
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,644,970
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,776,305
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	9,650,434
Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32	9,000,000	9,093,960
Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, NATL Insured, 5.50%, 8/01/19	15,000,000	15,233,100

		111,578,739

Hawaii 0.2%
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%,
5/01/12	1,000,000	1,083,470
5/01/13	1,000,000	1,116,350
Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23	1,755,000	1,771,304

		3,971,124

Illinois 5.3%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,556,730
Chicago GO, Project, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	31,560,353
1/01/29	13,345,000	13,975,418
1/01/30	6,200,000	6,492,888
Chicago O’Hare International Airport Revenue, AGMC Insured, 5.25%, 1/01/35	26,635,000	27,360,271
Illinois Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,029,480
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,709,865
Illinois Health Facilities Authority Revenue,
Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28	5,000,000	4,679,700
Series B, AGMC Insured, ETM, 7.75%, 8/15/10	50,000	50,749
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,488,400
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27	4,225,000	4,236,745
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	300,000	361,761
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,074,480
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,545,120

		140,121,960

Indiana 0.5%
Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	3,820,275
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,394,246

		13,214,521

Kansas 0.7%
Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	18,511,400

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Kentucky 1.6%
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	$8,505,000	$9,037,838
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,962,479
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	14,262,296
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,096,200
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue, Series A, NATL Insured, 5.50%, 5/15/34	5,000,000	5,222,400

		43,581,213

Louisiana 1.6%
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,948,907
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	5,480,000	5,228,797
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,097,710
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,226,400

		42,501,814

Maine 1.3%
Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty, 5.875%, 12/01/39	23,000,000	25,300,230
Maine State Health and Higher Educational Facilities Authority Revenue, Series C, AGMC Insured, 6.20%, 7/01/25	100,000	100,344
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,079,380
5.00%, 1/01/40	6,000,000	6,022,440

		34,502,394

Maryland 1.5%
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32	10,000,000	8,166,100
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,000,000	11,180,290
Baltimore Revenue, Water Projects, Series A, AGMC Insured, Pre-Refunded, 5.75%, 7/01/30	5,880,000	5,905,108
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,204,120
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	200,000	238,272
Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	4,944,600

		39,638,490

Massachusetts 3.2%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute, NATL Insured, 5.00%, 9/01/47	25,050,000	25,428,255
Massachusetts State GO, Consolidated Loan, Series D, NATL Insured,
ETM, 5.00%, 8/01/27	3,535,000	3,846,045
Pre-Refunded, 5.00%, 8/01/27	855,000	930,231
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Refunding, Series A, NATL Insured, 5.00%, 7/01/25	3,880,000	3,871,697
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	858,488
Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28	4,415,000	4,383,918
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	21,398,975
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,001,140
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,257,188
Massachusetts State Water Resources Authority Revenue, Refunding, Series J, AGMC Insured, 5.00%, 8/01/32	16,250,000	16,592,550

		84,568,487

Michigan 9.8%
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%, 11/01/33	8,135,000	8,394,262
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32	8,650,000	8,709,945
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	6,500,000	7,029,490
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,454,062

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Detroit Sewer Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	$15,000,000	$14,869,800
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,859,101
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31	6,000,000	6,305,220
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,141,500
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,738,050
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	10,185,000	10,682,741
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,857,030
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	9,886,202
senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	9,815,000	10,316,547
Grand Rapids Sanitation Sewer System Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/34	18,285,000	18,772,295
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A, AMBAC Insured, 5.25%, 6/01/17	500,000	500,015
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, NATL Insured, 5.00%, 10/01/23	5,095,000	5,296,864
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	29,606,684
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	9,812,600
Michigan State Hospital Finance Authority Revenue,
Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%, 2/15/22	2,000,000	1,989,480
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	12,254,450
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	10,000,000	10,008,000
St. John’s Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,615,000	1,687,804
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,442,750
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	306,810
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,070,400
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	15,000,000	15,989,550
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Series M, NATL Insured, 5.25%, 11/15/31	4,000,000	3,792,880
Saginaw Valley State University Revenue, General, Refunding, AMBAC Insured, 5.30%, 7/01/28	3,400,000	3,399,966

		260,174,498

Minnesota 1.1%
Medford ISD No. 763 GO, Series A, AGMC Insured, 5.125%, 2/01/26	2,475,000	2,550,933
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	15,000,000	15,176,700
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,110
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	175,000	175,126
Sauk Rapids ISD No. 047 GO, Series A, NATL Insured, 5.75%, 2/01/26	11,850,000	12,262,380

		30,345,249

Mississippi 0.4%
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities, Series A, FGIC Insured, ETM, 8.50%, 2/01/13	200,000	229,112
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	10,281,712

		10,510,824

Missouri 0.8%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,147,960
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,574,200

		21,722,160

Nebraska 1.0%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,124,975
Lincoln Electric System Revenue, AGMC Insured, 4.75%, 9/01/35	23,500,000	24,034,625

		27,159,600

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Nevada 1.3%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	$250,000	$300,642
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,082,600
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,345,600
Clark County School District GO, Series A, NATL Insured, 7.00%, 6/01/10	4,000,000	4,000,000
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,036,500

		34,765,342

New Hampshire 0.2%
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,034,920

New Jersey 2.0%
Essex County Improvement Authority Revenue, Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20	2,250,000	2,256,345
Middlesex County COP, NATL Insured, 5.30%, 6/15/29	3,575,000	3,578,682
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured, 5.00%, 9/01/34	1,500,000	1,516,695
New Jersey EDA Revenue,
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,476,427
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,131,213
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,116,520
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, 6.00%, 12/15/38	15,000,000	17,173,950
New Jersey State Turnpike Authority Turnpike Revenue,
2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	57,231
2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	23,478
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	230,000	266,552

		53,597,093

New York 2.7%
Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10	900,000	901,836
MTA Revenue, Series B, NATL Insured, 5.00%, 11/15/28	20,000,000	20,690,200
MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31	7,000,000	7,160,440
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Series A, NATL RE, FGIC Insured, 5.125%, 8/01/33	14,590,000	15,067,677
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,301,494
New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/15/31	5,935,000	6,287,361
New York State Dormitory Authority Revenues,
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, 5.25%, 8/15/31	5,530,000	5,584,636
State Supported Debt, Mental Health Services Facilities Improvement, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/15/31	3,535,000	3,744,873
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,011,480
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%, 11/15/32	5,000,000	5,185,250

		70,935,247

North Carolina 0.5%
North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17	5,000,000	5,013,050
Raleigh-Durham Airport Authority Airport Revenue, Series A, NATL RE, FGIC Insured, 5.00%,
11/01/25	5,000,000	5,096,850
11/01/31	4,000,000	4,047,040

		14,156,940

North Dakota 1.2%
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	31,723,192

Ohio 2.9%
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,075,150

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Cleveland Airport System Revenue, Series A, AGMC Insured, 5.00%, 1/01/31	$13,780,000	$13,820,651
	Fairview Park City School District GO, School Improvement, NATL Insured, 5.00%,
	12/01/29	1,460,000	1,506,822
	12/01/33	2,000,000	2,039,800
	Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/31	4,085,000	4,182,795
	Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28	3,465,000	3,555,575
	Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC Insured, 5.375%, 11/15/29	5,000,000	5,025,750
	Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	14,954,250
	Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	13,175,973
	Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,128,160
	Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23	3,860,000	4,200,298
	Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,082,120

			75,747,344

	Oklahoma 0.0%[a]
	McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	326,322

	Oregon 0.5%
	Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	4,989,680
	Ontario Catholic Health Revenue, Holy Rosary Medical Center, NATL Insured, 5.50%, 11/15/12	435,000	435,491
	Oregon Health and Science University Revenue,
	Refunding, Series B, NATL Insured, 5.25%, 7/01/15	460,000	461,279
	Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	7,719,760

			13,606,210

	Pennsylvania 2.8%
	Allegheny County Hospital Development Authority Revenue, Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,476,900
	Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,
	5.875%, 11/15/29	1,000,000	1,043,400
	6.125%, 11/15/39	3,000,000	3,122,160
	6.25%, 11/15/44	2,500,000	2,604,000
	Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	606,405
	Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,036,600
	Pennsylvania State Turnpike Commission Turnpike Revenue,
	Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,438,300
	sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,397,000
	Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,062,800
	Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24	2,000,000	2,214,120
	Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales Tax, AMBAC Insured, 5.25%, 2/01/31	6,000,000	5,737,260
	Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	55,000	62,543
[b]	South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	15,309,450

			73,110,938

	Rhode Island 1.4%
	Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,677,022
	Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	5,663,589
	Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%, 9/15/35	4,500,000	4,597,740

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

University Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%, 9/15/30	$7,535,000	$7,898,865
University Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%, 9/15/40	10,270,000	10,451,163
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,360

		36,388,739

South Carolina 2.0%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	243,516
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	2,020,000	2,322,717
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	18,377,254
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,026,000
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,156,150
Spartanburg Waterworks Revenue, System, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,233,400

		52,359,037

South Dakota 0.3%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	5,000,000	5,056,800
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	2,310,000	2,652,804

		7,709,604

Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,566,130
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,780,000	2,801,378

		11,367,508

Texas 5.8%
Austin Water and Wastewater System Revenue,
AGMC Insured, Pre-Refunded, 5.125%, 5/15/27	9,800,000	10,245,312
AGMC Insured, Pre-Refunded, 5.25%, 5/15/31	4,930,000	5,159,886
Refunding, AGMC Insured, 5.125%, 5/15/27	1,325,000	1,349,658
Refunding, AGMC Insured, 5.25%, 5/15/31	70,000	71,166
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	8,325,000	9,337,403
Dallas-Fort Worth International Airport Revenue,
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	2,210,000	2,215,724
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	12,000,000	12,287,760
Greenville Electric Utility System Revenue, Greenville, AGMC Insured, 5.00%, 2/15/40	5,825,000	5,990,139
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,277,880
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	20,802,324
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,007,450
Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project, Refunding,
Series A, NATL Insured, 5.25%, 11/01/29	3,185,000	2,885,960
Series B, NATL Insured, 5.15%, 11/01/29	2,750,000	2,690,435
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,263,800
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,048,000
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	13,525,885
Pflugerville GO, NATL RE, FGIC Insured,
5.25%, 8/01/27	3,320,000	3,494,997
5.20%, 8/01/32	3,000,000	3,098,160
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	11,755,835
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,009,135
United ISD, GO, PSF Guarantee, 5.125%, 8/15/26	3,000,000	3,108,000

		154,624,909

Utah 0.4%
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	30,000	35,838

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Utah County Hospital Revenue, IHC Health Services Inc., NATL Insured, ETM, 5.25%,
8/15/21	$5,000,000	$5,015,800
8/15/26	5,000,000	5,013,900

		10,065,538

Virginia 0.4%
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%, 4/01/35	5,000,000	5,111,400
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,664,546
Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University Project, NATL Insured,
5.00%, 10/01/18	1,000,000	1,004,200
5.25%, 10/01/28	1,420,000	1,429,883

		11,210,029

Washington 2.3%
King County Sewer Revenue, Refunding,
Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,213,050
Series A, NATL RE, FGIC Insured, 5.00%, 1/01/35	6,420,000	6,568,494
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	4,250,000	5,008,880
Washington State GO, Various Purpose, Series C, AGMC Insured, Pre-Refunded, 5.25%, 1/01/26	6,000,000	6,172,020
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,611,690
Providence Health, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	18,699,120
Series B, NATL Insured, 5.00%, 2/15/27	6,105,000	5,666,417
Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28	13,000,000	13,040,430

		61,980,101

West Virginia 0.5%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,530,171
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-ll, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,054,050

		12,584,221

Wisconsin 2.3%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,776,850
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	22,042,600
Wisconsin State Health and Educational Facilities Authority Revenue, Aurora Medical Group Incorporate Project, AGMC Insured, 5.75%, 11/15/25	34,730,000	34,765,772

		60,585,222

U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,183,500

Total Municipal Bonds before Short Term Investments (Cost $2,524,011,442)		2,578,432,411

Short Term Investments 2.1%

Municipal Bonds 2.1%
California 0.0%[a]
[c]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.26%, 12/01/36	1,000,000	1,000,000

Colorado 0.3%
[c]Colorado Educational and Cultural Facilities Authority Revenue,
National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put, 0.30%, 2/01/34	2,500,000	2,500,000
YMCA Rockies Project, Refunding, Daily VRDN and Put, 0.28%, 10/01/38	1,700,000	1,700,000
[c]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.30%, 4/01/16	4,300,000	4,300,000

		8,500,000

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Florida 0.1%
[c]	Jacksonville Health Facilities Authority Hospital Revenue, Series A, Daily VRDN and Put, 0.28%, 8/15/33	$1,300,000	$1,300,000

	Kentucky 0.1%
[c]	Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.28%, 8/15/38	2,150,000	2,150,000

	Louisiana 0.2%
[c]	Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.28%, 9/01/17	5,060,000	5,060,000

	Maryland 0.4%
[c]	Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding,
	Series A, Daily VRDN and Put, 0.28%, 7/01/38	4,500,000	4,500,000
	Series B, Daily VRDN and Put, 0.28%, 7/01/38	6,300,000	6,300,000
[c]	Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.27%, 1/01/43	1,100,000	1,100,000

			11,900,000

	Massachusetts 0.1%
[c]	Massachusetts State Health and Educational Facilities Authority Revenue,
	Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.28%, 12/01/37	200,000	200,000
	Stonehill College, Series K, Daily VRDN and Put, 0.26%, 7/01/37	3,000,000	3,000,000

			3,200,000

	Michigan 0.2%
[c]	Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.32%, 3/01/49	1,600,000	1,600,000
[c]	Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN and Put, 0.30%, 11/01/36	3,775,000	3,775,000

			5,375,000

	Missouri 0.3%
[c]	Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, St. Louis University
	Refunding, Series A-2, Daily VRDN and Put, 0.27%, 10/01/35	1,100,000	1,100,000
	Refunding, Series B-1, Daily VRDN and Put, 0.28%, 10/01/35	3,500,000	3,500,000
	Series B, Daily VRDN and Put, 0.23%, 10/01/24	2,000,000	2,000,000
[c]	Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 0.28%, 6/01/16	1,390,000	1,390,000

			7,990,000

	New Hampshire 0.1%
[c]	New Hampshire Health and Education Facilities Authority Revenue,
	Dartmouth College, Refunding, Series B, Daily VRDN and Put, 0.25%, 6/01/41	2,000,000	2,000,000
	University System of New Hampshire, Daily VRDN and Put, 0.28%, 7/01/33	900,000	900,000

			2,900,000

	Ohio 0.1%
[c]	Allen County Hospital Facilities Revenue, Catholic Healthcare, Series B, Daily VRDN and Put, 0.28%, 10/01/31	2,700,000	2,700,000

	Pennsylvania 0.1%
[c]	Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.26%, 5/15/35	1,600,000	1,600,000

	Texas 0.1%
[c]	Texas Water Development Board Revenue, State Revolver, sub. lien, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/15/19	1,800,000	1,800,000

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Virginia 0.0%[a]
[c]	Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.28%, 8/01/33	$900,000	$900,000

	Total Short Term Investments (Cost $56,375,000)		56,375,000

	Total Investments (Cost $2,580,386,442) 99.2%		2,634,807,411
	Other Assets, less Liabilities 0.8%		22,024,394

	Net Assets 100.0%		$2,656,831,805

[a]	Rounds to less than 0.1% of net assets.

[b]	Security purchased on a when-issued basis.

[c]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Insured Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

ACES	Adjustable Convertible Exempt Security
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BIG	Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name; on February 18, 2009, most MBIA Insured were replaced with NATL Insured through a spin-off.)
CDA	Community Development Authority/Agency
CDD	Community Development District
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
HFC	Housing Finance Corp.
IDA	Industrial Development Authority/Agency
IDR	Industrial Development Revenue
ISD	Independent School District
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PSF	Permanent School Fund
PUD	Public Utility District
RDA	Redevelopment Agency/Authority
RMR	Residential Mortgage Revenue
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 96.2%
Kentucky 87.4%
Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34	$1,065,000	$1,096,130
Boone County GO, Public Project, 5.00%,
4/01/20	1,310,000	1,368,596
4/01/21	1,000,000	1,043,080
Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	3,000,000	3,009,300
Boone Florence Water Commission Water Supply Systems Revenue, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/22	1,200,000	1,233,300
12/01/27	2,000,000	2,037,360
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,248,450
Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%, 6/01/32	1,500,000	1,566,525
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,620,875
Series A, AGMC Insured, 5.00%, 8/01/19	1,500,000	1,551,030
Series A, AGMC Insured, 5.00%, 8/01/24	2,000,000	2,052,260
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	3,042,102
Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,154,680
Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project, Pre- Refunded, 5.125%, 8/01/20	1,015,000	1,045,115
Fayette County School District Finance Corp. School Building Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/20	2,160,000	2,269,318
Florence GO, Public Project, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/32	1,000,000	1,019,670
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24	290,000	290,278
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc., Refunding, AMBAC Insured, 5.75%, 1/01/26	1,000,000	1,002,640
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,534,087
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%, 11/01/29	1,000,000	1,054,660
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
Series A, Pre-Refunded, 6.00%, 6/01/30	2,000,000	2,040,000
Series C, 6.00%, 6/01/30	1,285,000	1,302,772
Series E, 5.70%, 6/01/22	1,000,000	1,040,870
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/22	5,710,000	6,462,749
Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky, Project Notes, NATL RE, FGIC Insured, 5.00%, 10/01/25	3,000,000	3,183,900
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.15%, 10/01/24	160,000	168,834
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/24	245,000	286,532
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/25	935,000	1,093,501
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	2,000,000	1,811,380
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	4,000,000	4,115,720
Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,146,800
Kentucky Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments, GNMA Secured,
5.00%, 4/20/40	2,280,000	2,294,022
5.25%, 4/20/45	1,850,000	1,875,530
Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	1,878,440
Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
6/01/19	1,140,000	1,157,909
6/01/20	1,250,000	1,265,600
6/01/21	1,190,000	1,204,851
Quarterly Statement of Investments       See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Kentucky Rural Water Finance Corp. Public Project Revenue,
Flexible Term Program, Series A, 5.00%, 2/01/26	$1,055,000	$1,083,506
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,500,000	1,537,410
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	5,000,000	5,100,250
9/01/37	4,250,000	4,290,885
Kentucky State Property and Buildings Commission Revenues,
Project No. 62, Refunding, Second Series, 5.25%, 10/01/18	3,000,000	3,072,060
Project No. 69, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/21	2,300,000	2,424,085
Project No. 77, NATL Insured, Pre-Refunded, 5.00%, 8/01/23	1,100,000	1,237,291
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,512,250
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,071,270
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,073,100
Series A, AMBAC Insured, 5.00%, 7/01/25	1,500,000	1,585,920
Lawrenceburg Water and Sewer Revenue, NATL Insured, 5.00%, 10/01/28	1,730,000	1,745,708
Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series A, 5.00%, 7/01/27	4,000,000	4,261,080
Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine University, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,517,025
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary’s HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	2,000,000	2,101,340
Louisville and Jefferson County Metropolitan Government Industrial Building Revenue, Sisters of Mercy, Cincinnati, 5.00%, 10/01/35	1,500,000	1,421,550
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A,
AMBAC Insured, 5.00%, 5/15/36	3,000,000	3,113,940
NATL RE, FGIC Insured, 5.00%, 5/15/30	2,625,000	2,628,885
NATL RE, FGIC Insured, 5.00%, 5/15/38	3,000,000	3,090,900
Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,870,316
Series A, AMBAC Insured, 5.00%, 6/01/25	1,000,000	1,050,870
Louisville Parking Authority of River City Revenue, NATL Insured, 5.00%, 6/01/29	3,290,000	3,358,169
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, 5.50%, 7/01/38	3,000,000	3,007,620
Louisville Water Works Board Water System Revenue, Louisville Water Co., AGMC Insured, Pre-Refunded,
5.25%, 11/15/24	2,500,000	2,555,825
5.50%, 11/15/25	2,000,000	2,046,920
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%, 8/01/37	3,000,000	2,631,930
Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27	1,500,000	1,529,565
Northern Kentucky Water Service District Revenue, NATL Insured, 4.875%, 2/01/20	1,270,000	1,272,629
Oldham County School District Finance Corp. School Building Revenue, NATL Insured, 5.00%, 5/01/24	5,680,000	5,971,782
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,141,920
Series B, 5.625%, 9/01/39	2,000,000	2,052,720
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	3,000,000	3,193,710
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,571,040
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,156,080
Trimble County Environmental Facilities Revenue, Trimble County Environmental Facility,
AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,079,200
Refunding, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,566,025
Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	958,300

		167,451,942

U.S. Territories 8.8%
Puerto Rico 8.8%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	1,560,000	1,567,535
Puerto Rico Commonwealth GO, Public Improvement, Series A,
5.125%, 7/01/31	3,125,000	3,129,562
Pre-Refunded, 5.125%, 7/01/31	1,875,000	1,973,531

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Series D, Pre-Refunded, 5.375%, 7/01/36	$2,500,000	$2,733,575
	Series K, 5.00%, 7/01/27	3,000,000	3,015,900
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.25%, 7/01/36	455,000	457,289
	Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,940,930
	Series D, Pre-Refunded, 5.25%, 7/01/36	995,000	1,085,406

	Total U.S. Territories		16,903,728

	Total Municipal Bonds before Short Term Investments (Cost $179,486,187)		184,355,670

	Short Term Investments 2.2%

	Municipal Bonds 2.2%
	Kentucky 2.2%
[a]	Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding, Series A, Daily VRDN and Put, 0.28%, 4/01/37	1,210,000	1,210,000
[a]	Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.28%, 8/15/38	2,800,000	2,800,000
[a]	Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B, Daily VRDN and Put, 0.28%, 7/01/38	300,000	300,000

	Total Short Term Investments (Cost $4,310,000)		4,310,000

	Total Investments (Cost $183,796,187) 98.4%		188,665,670
	Other Assets, less Liabilities 1.6%		3,110,392

	Net Assets 100.0%		$191,776,062

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Kentucky Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCR	Pollution Control Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 96.2%
Louisiana 83.7%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,861,489
8/01/27	1,790,000	1,938,158
8/01/28	1,875,000	2,017,219
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33	5,000,000	5,601,650
Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20	1,900,000	1,987,799
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing Project, NATL Insured, 5.25%,
5/01/21	1,505,000	1,513,880
5/01/33	2,500,000	2,372,250
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21	1,000,000	986,710
De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%, 9/01/29	11,500,000	11,610,630
Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A, FHA Insured, ETM, 7.20%, 8/01/10	1,380,000	1,395,208
East Baton Rouge Mortgage Finance Authority SFR, Mortgage Backed Securities Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	950,000	966,901
Series A-2, GNMA Secured, 5.10%, 10/01/40	995,000	1,017,646
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, 5.00%, 5/01/25	3,325,000	3,511,267
East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20	1,000,000	1,040,790
East Baton Rouge Parish Sales Tax Revenue,
Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24	2,000,000	2,110,280
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,081,480
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,853,017
East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
2/01/34	2,500,000	2,700,100
2/01/39	6,500,000	7,010,445
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19	5,000,000	5,237,150
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,000,000	5,152,950
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29	3,060,000	3,131,420
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29	2,925,000	3,070,841
Jefferson Sales Tax District Special Sales Tax Revenue, Special Tax Bond, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20	4,195,000	4,472,457
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,217,900
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,121,050
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc. Project,
Assured Guaranty, 5.75%, 10/01/29	750,000	789,180
Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,840,405
Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,401,964
NATL Insured, 5.00%, 10/01/22	1,500,000	1,574,715
Lafayette Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%, 4/01/11	30,000	31,663
Lafayette Utilities Revenue, NATL Insured, 5.00%, 11/01/28	5,000,000	5,165,450
Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10	10,000	10,054
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%, 4/01/29	2,200,000	2,287,956
Louisiana HFA, SFMR, Home Ownership Program,
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32	1,690,000	1,709,874
Series A, GNMA Secured, 5.50%, 6/01/40	4,590,000	4,832,352
Series B, GNMA Secured, 6.125%, 12/01/33	840,000	909,695
Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20	320,000	325,795
Louisiana Local Government Environmental Facilities and CDA Airport Revenue, Monroe Regional Airport Terminal, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,110,240
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29	1,000,000	1,041,400
Delgado Community College Foundation Project, NATL Insured, 6.00%, 10/01/29	1,000,000	1,023,290
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,519,000
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Denham Springs Sewer District No.1, Assured Guaranty, 5.00%, 12/01/39	$3,750,000	$3,835,350
Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31	3,000,000	2,968,110
East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,519,823
East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,011,210
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,256,469
Jefferson Parish, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,148,820
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21	2,215,000	2,215,886
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	5,000,000	5,198,050
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/27	5,250,000	5,600,332
Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21	3,540,000	3,736,612
NATL Insured, 5.00%, 12/01/26	3,000,000	3,035,010
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26	2,000,000	1,931,340
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	2,000,000	1,908,320
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	2,852,630
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,689,850
Southeastern Louisiana Student Housing, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	2,899,170
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	3,835,370
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,500,000	3,169,985
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	5,000,000	4,768,000
Centenary College Project, Refunding, 5.75%, 2/01/29	7,300,000	6,046,006
Christus Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,448,550
Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26	1,540,000	1,687,116
FHA Insured Mortgage, Baton Rouge General, NATL Insured, 5.25%, 7/01/33	5,000,000	5,034,400
Grambling University Project, Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,265,700
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,061,650
Mortgage Purchase, HFA, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,615,000	1,617,196
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	3,813,044
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,150,250
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 7/01/27	3,000,000	3,274,650
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	4,981,100
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,737,550
Louisiana State Gas and Fuels Tax Revenue, Series A,
AMBAC Insured, 5.00%, 6/01/27	3,500,000	3,579,240
AGMC Insured, 5.00%, 5/01/31	15,000,000	15,637,800
NATL RE, FGIC Insured, 5.00%, 5/01/35	2,300,000	2,331,855
Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
7/15/24	3,475,000	3,737,849
7/15/25	1,765,000	1,892,504
Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
AMBAC Insured, 5.00%, 5/01/21	2,500,000	2,552,500
Refunding, 5.00%, 3/01/18	2,000,000	2,177,800
Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project, Refunding, 5.00%, 10/01/20	5,000,000	5,077,650
Louisiana State University and Agricultural and Mechanical College Board Revenue,
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,264,850
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,078,870
Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27	1,500,000	1,541,100
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding, Assured Guaranty,
5.375%, 3/01/24	1,035,000	1,095,599
5.50%, 3/01/25	2,145,000	2,273,528
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,252,380
New Orleans GO,
Drain Systems, AMBAC Insured, 5.00%, 12/01/18	1,000,000	983,710
Public Improvement, AMBAC Insured, 5.25%, 12/01/29	1,485,000	1,493,836
Public Improvement, FGIC Insured, 5.25%, 12/01/21	1,295,000	1,296,191
Public Improvement, FGIC Insured, 5.125%, 12/01/26	2,000,000	2,006,980
Radian Insured, 5.125%, 12/01/30	10,055,000	9,985,620
Refunding, NATL Insured, 5.125%, 9/01/21	2,000,000	2,010,140
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	516,300

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%, 9/01/20	$1,000,000	$1,002,960
	Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18	1,950,000	1,955,597
	Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC Insured, Pre-Refunded, 5.75%, 9/01/24	1,410,000	1,456,572
	Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,020,450
	Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured, ETM, 7.25%, 8/01/10	140,000	141,576
	St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%, 9/01/10	435,000	442,534
	St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	5,000,000	5,068,200
	St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	2,500,000	2,505,875
	St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	4,812,650
	St. Tammany Parish Utilities Revenue, Series B,
	5.50%, 8/01/35	2,650,000	2,788,887
	5.00%, 8/01/44	3,290,000	3,302,798
	St. Tammany’s Public Trust Financing Authority SFMR, Series A, FHA Insured, ETM, 7.20%,
	7/01/10	10,000	10,050
	7/01/11	50,000	53,715
	Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,157,026
	University of Louisiana System Board of Supervisors Lease Revenue, Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24	1,000,000	1,000,250

			343,756,711

	U.S. Territories 12.5%
	Puerto Rico 12.5%
	Puerto Rico Commonwealth GO, Public Improvement,
	NATL Insured, Pre-Refunded, 5.75%, 7/01/26	4,400,000	4,417,512
	Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	6,945,000	7,355,311
	Series A, 5.00%, 7/01/33	615,000	608,333
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	9,971,900
	Puerto Rico Electric Power Authority Power Revenue,
	Series CCC, 5.25%, 7/01/27	5,000,000	5,194,100
	Series WW, 5.25%, 7/01/33	6,450,000	6,542,944
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
	Series A, 5.50%, 8/01/42	6,000,000	6,283,440
	Series B, 6.375%, 8/01/39	10,000,000	11,210,700

	Total U.S. Territories		51,584,240

	Total Municipal Bonds before Short Term Investments (Cost $385,955,367)		395,340,951

	Short Term Investments 2.2%

	Municipal Bonds 2.2%
	Louisiana 2.1%
[a]	Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.30%, 7/01/28	3,400,000	3,400,000
[a]	Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.28%, 9/01/17	5,300,000	5,300,000

			8,700,000

	U.S. Territories 0.1%
	Puerto Rico 0.1%
[a]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	400,000	400,000

	Total Short Term Investments (Cost $9,100,000)		9,100,000

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Total Investments (Cost $395,055,367) 98.4%		$404,440,951
Other Assets, less Liabilities 1.6%		6,427,450

Net Assets 100.0%		$410,868,401

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Louisiana Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

ACES	Adjustable Convertible Exempt Security
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
CIFG	CDC IXIS Financial Guaranty
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCR	Pollution Control Revenue
SF	Single Family
SFHR	Single Family Housing Revenue
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
SFR	Single Family Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal Amount	Value

Municipal Bonds 97.2%
Maryland 74.1%
Anne Arundel County GO, Refunding, 4.625%, 3/01/32	$2,000,000	$2,044,080
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28	2,000,000	2,034,500
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	23,095,000	18,853,834
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32	1,000,000	1,038,100
Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A, 6.50%, 10/01/11	1,850,000	1,855,698
Baltimore Project Revenue,
Subordinated, Water Projects, Series A, 5.375%, 7/01/34	750,000	796,710
Subordinated, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,383,013
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,267,600
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/33	5,355,000	5,728,993
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,313,700
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	1,940,659
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,236,624
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,066,527
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,268,379
Water Projects, Refunding, Series A, NATL RE, FGIC Insured, 5.125%, 7/01/42	11,740,000	11,932,419
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,349,950
Baltimore Revenue, Water Projects, Series A, AGMC Insured, Pre-Refunded, 5.75%, 7/01/30	10,000,000	10,042,700
Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
5.375%, 1/01/16	2,000,000	1,962,300
5.50%, 1/01/19	1,000,000	931,150
5.625%, 1/01/25	2,000,000	1,788,060
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	4,899,050
Frederick GO, Public Improvements, Series A, 5.00%, 3/01/34	5,000,000	5,427,050
Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17	1,125,000	1,150,864
Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%, 6/01/11	830,000	833,137
Maryland State Community Development Administration Department of Housing and CDR,
Housing, Refunding, Series A, 6.00%, 7/01/32	4,000,000	4,001,640
Residential, Series B, 4.75%, 9/01/39	5,335,000	5,345,457
Residential, Series C, 5.375%, 9/01/39	10,000,000	10,380,000
Residential, Series C, 5.65%, 9/01/48	6,700,000	7,060,125
Residential, Series D, 5.25%, 9/01/29	2,680,000	2,684,234
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,593,200
Maryland State EDC Student Housing Revenue,
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	2,964,405
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,231,574
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/25	2,500,000	2,484,350
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/28	2,000,000	1,955,880
University of Maryland College Park Projects, Refunding, CIFG Insured, 5.00%, 6/01/33	9,370,000	8,891,380
Maryland State EDC Utility Infrastructure Revenue, University College Park Project, AMBAC Insured, 5.00%, 7/01/19	1,675,000	1,708,265
Maryland State GO, State and Local Facilities Loan,
Refunding, First Series C, 4.00%, 3/01/22	9,000,000	9,552,150
Refunding, Third Series C, 4.00%, 11/01/19	10,000,000	11,073,800
Refunding, Third Series C, 5.00%, 11/01/19	8,000,000	9,519,920
Third Series A, 5.00%, 11/01/21	5,000,000	5,845,800
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/29	2,000,000	2,303,240
Anne Arundel Health System, Series A, 6.75%, 7/01/39	2,000,000	2,298,460
Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34	2,500,000	2,872,125
Anne Arundel Medical Center, AGMC Insured, 5.125%, 7/01/33	8,365,000	8,371,692
Carroll County General Hospital, 6.00%, 7/01/26	2,000,000	2,067,660
Carroll County General Hospital, 5.80%, 7/01/32	5,000,000	5,101,500
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	6,655,151
Catholic Health Initiatives, Series A, 6.00%, 12/01/20	715,000	732,711
Catholic Health Initiatives, Series A, Pre-Refunded, 6.00%, 12/01/20	2,205,000	2,227,050
Catholic Health Initiatives, Series A, Pre-Refunded, 6.00%, 12/01/24	2,025,000	2,045,250
Edenwald, Series A, 5.40%, 1/01/31	1,000,000	901,210
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	$11,000,000	$12,673,540
Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37	9,395,000	9,443,760
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,193,233
LifeBridge Health, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,083,400
Loyola College, Series A, 5.00%, 10/01/40	10,050,000	10,142,862
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	1,991,520
Maryland Institute College of Art, 5.00%, 6/01/36	5,000,000	4,971,200
Maryland Institute College of Art, 5.00%, 6/01/40	6,000,000	5,926,500
Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36	3,600,000	3,783,168
Mercy Medical Center, Refunding, 5.625%, 7/01/31	5,500,000	5,513,090
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	9,207,400
North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26	1,000,000	1,014,730
North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31	1,320,000	1,339,444
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27	655,000	655,111
Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34	5,000,000	4,643,150
Parking, Johns Hopkins Medical Institutions, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,171,914
Peninsula Regional Medical Center, 5.00%, 7/01/36	6,625,000	6,718,412
Roland Park Place Project, Refunding, 5.625%, 7/01/18	2,500,000	2,499,800
Roland Park Place Project, Refunding, 5.625%, 7/01/24	2,680,000	2,558,301
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32	29,000,000	29,612,480
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38	5,805,000	6,025,648
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	2,989,342
University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30	11,000,000	11,164,670
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	15,538,350
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,506,400
Washington County Hospital, 5.75%, 1/01/38	2,500,000	2,513,575
Western Maryland Health, Refunding, Series A, NATL Insured, 4.75%, 7/01/36	17,680,000	16,767,889
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project, AMBAC Insured, 5.00%, 7/01/28	3,975,000	4,187,265
Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27	8,000,000	8,200,880
Maryland State Transportation Authority Transportation Facility Projects Revenue,
5.00%, 7/01/23	2,795,000	3,134,732
AGMC Insured, 5.00%, 7/01/27	5,890,000	6,275,913
AGMC Insured, 5.00%, 7/01/31	7,455,000	7,870,542
AGMC Insured, 5.00%, 7/01/32	7,165,000	7,553,200
AGMC Insured, 5.00%, 7/01/34	7,500,000	7,880,175
Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/32	6,450,000	6,606,670
Prince George’s County GO, Consolidated Public Improvement, 4.40%, 9/15/22	10,000,000	10,361,500
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,084,720
Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
4/01/27	425,000	472,226
4/01/32	1,500,000	1,666,680

		498,956,718

District of Columbia 0.4%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,655,500

U.S. Territories 22.7%
Puerto Rico 22.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,220,897
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.25%, 7/01/27	1,520,000	1,601,913
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,360,000	4,589,118
Refunding, AGMC Insured, 5.25%, 7/01/27	1,015,000	1,023,201
Refunding, AGMC Insured, 5.125%, 7/01/30	2,870,000	2,885,871
Refunding, Series A, FGIC Insured, 5.50%, 7/01/21	10,000,000	10,702,200
Refunding, Series A, FGIC Insured, 5.50%, 7/01/22	5,000,000	5,336,700
Series A, 5.00%, 7/01/27	6,250,000	6,123,250
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36	5,000,000	5,363,550
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	5,000,000	4,941,000

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal Amount	Value

	Series D, Pre-Refunded, 5.25%, 7/01/38	$5,000,000	$5,454,300
	Series G, 5.00%, 7/01/33	2,170,000	2,146,477
	Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
	AMBAC Insured, 5.00%, 7/01/31	5,000,000	4,761,950
	FGIC Insured, 5.00%, 7/01/24	5,000,000	5,018,000
	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	10,000,000	10,320,500
	Series HH, AGMC Insured, Pre-Refunded, 5.25%, 7/01/29	10,780,000	10,929,842
	Series II, Pre-Refunded, 5.25%, 7/01/31	3,000,000	3,318,570
	Series WW, 5.50%, 7/01/38	5,000,000	5,140,850
	Puerto Rico HFAR, Capital Fund Modernization, 5.125%, 12/01/27	4,250,000	4,396,370
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.25%, 7/01/36	520,000	522,616
	Refunding, Series K, AGMC Insured, 5.25%, 7/01/27	5,300,000	5,565,159
	Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,901,550
	Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,051,050
	Series D, Pre-Refunded, 5.25%, 7/01/36	1,480,000	1,614,473
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
	5.75%, 8/01/37	11,425,000	12,273,649
	6.00%, 8/01/42	18,160,000	19,786,773
	University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%, 6/01/30	4,000,000	3,965,040

			149,954,869

	U.S. Virgin Islands 0.4%
	Virgin Islands PFAR,
	Gross Receipts Taxes Loan Note, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,085,920
	senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,009,590

			3,095,510

	Total U.S. Territories		153,050,379

	Total Municipal Bonds before Short Term Investments (Cost $644,139,712)		654,662,597

	Short Term Investments 1.0%

	Municipal Bonds 1.0%
	Maryland 1.0%
[a]	Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,
	Series A, Daily VRDN and Put, 0.28%, 7/01/38	4,000,000	4,000,000
	Series B, Daily VRDN and Put, 0.28%, 7/01/38	2,500,000	2,500,000
[a]	Maryland State Health and Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.27%, 1/01/43	400,000	400,000

	Total Short Term Investments (Cost $6,900,000)		6,900,000

	Total Investments (Cost $651,039,712) 98.2%		661,562,597
	Other Assets, less Liabilities 1.8%		11,980,202

	Net Assets 100.0%		$673,542,799

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Maryland Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CDR	Community Development Revenue
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDC	Economic Development Corp.
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
MFR	Multi-Family Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCR	Pollution Control Revenue
PFAR	Public Financing Authority Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal Amount	Value

Municipal Bonds 98.0%
Massachusetts 97.3%
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$1,465,000	$1,538,528
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured, 5.00%, 5/01/27	3,970,000	4,055,434
Boston GO, Series A, NATL Insured, Pre-Refunded, 5.00%,
2/01/21	3,000,000	3,219,390
2/01/22	2,940,000	3,155,002
Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16	1,750,000	1,751,243
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,578,093
Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25	4,000,000	4,040,000
Greater Lawrence Sanitary District GO, NATL Insured, Pre-Refunded, 5.625%, 6/15/20	1,000,000	1,011,770
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26	9,805,000	9,685,771
Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21	1,000,000	1,030,810
Lowell GO, State Qualified, AMBAC Insured, 5.00%,
2/01/21	1,330,000	1,388,267
2/01/22	1,405,000	1,461,650
Martha’s Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,048,680
5.00%, 5/01/32	2,000,000	2,031,280
5.00%, 5/01/34	7,000,000	7,061,530
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,309,420
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,455,750
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	12,000,000	12,707,160
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,209,550
Massachusetts State College Building Authority Project Revenue,
Refunding, Series A, XLCA Insured, 5.00%, 5/01/43	2,000,000	2,037,840
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	5,977,950
Series 1, NATL Insured, ETM, 5.375%, 5/01/23	5,000,000	5,039,350
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,505,900
Series B, 5.00%, 5/01/40	4,625,000	4,906,847
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35	27,000,000	28,491,750
Massachusetts State Development Finance Agency Revenue,
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,636,612
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39	24,305,000	24,450,101
Brandeis University, Series K, NATL RE, FGIC Insured, 4.75%, 10/01/28	2,000,000	2,044,320
Brandeis University, Series N, 5.00%, 10/01/39	5,000,000	5,242,550
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,131,650
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37	5,060,000	5,116,925
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%, 2/01/34	22,400,000	22,421,280
NATL Insured, 5.20%, 7/01/32	2,250,000	2,036,318
Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42	4,000,000	4,341,080
Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41	2,090,000	2,381,074
Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,151,360
Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20	1,500,000	1,535,760
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,149,248
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,483,303
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,178,703
Massachusetts State GO,
Consolidated Loan, Refunding, Series D, Assured Guaranty, 5.50%, 11/01/19	8,620,000	10,375,291
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,781,050
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,559,400
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	6,205,000	6,830,092
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27	3,430,000	3,731,806
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	965,000	1,049,910
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

NATL Insured, Pre-Refunded, 5.00%, 8/01/22	$4,100,000	$4,460,759
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	3,440,000	3,786,546
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College, Series N, NATL Insured, 5.125%, 6/01/33	5,000,000	5,181,550
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	989,710
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,280,380
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,172,207
Children’s Hospital, Series M, 5.25%, 12/01/39	7,000,000	7,297,570
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	9,868,100
Harvard University, Series FF, 5.125%, 7/15/37	1,650,000	1,690,953
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	9,888,934
New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%, 5/15/22	390,000	422,659
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,400,505
Tufts University, Series I, 5.25%, 2/15/30	2,950,000	2,982,981
University of Massachusetts, Series C, NATL RE, FGIC Insured, 5.125%, 10/01/34	3,000,000	3,055,410
University of Massachusetts, Worcester Campus, Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/31	3,500,000	3,715,355
University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%, 10/01/29	4,000,000	4,112,520
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,643,385
Wheelock College, Series B, NATL Insured, Pre-Refunded, 5.625%, 10/01/30	1,770,000	1,882,784
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	570,296
Massachusetts State HFA Housing Revenue,
Rental, Mortgage, Series A, AMBAC Insured, 5.95%, 7/01/30	2,000,000	2,010,020
Series C, 5.125%, 12/01/39	1,700,000	1,732,759
Series C, 5.35%, 12/01/49	4,500,000	4,649,175
Series D, 5.05%, 6/01/40	5,000,000	5,105,100
Massachusetts State Industrial Finance Agency Revenue,
St. Mark’s School Issue, NATL Insured, 5.375%, 1/01/21	2,665,000	2,666,759
Trustees of Deerfield Academy, 5.25%, 10/01/27	2,800,000	2,807,784
Massachusetts State Port Authority Revenue,
Series A, AMBAC Insured, 5.00%, 7/01/35	14,915,000	15,386,165
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,620,130
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	7,944,284
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,150,523
US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23	4,500,000	3,844,890
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC Insured,
4.75%, 8/15/32	15,000,000	15,348,000
4.50%, 8/15/35	8,700,000	8,779,431
Massachusetts State Special Obligation Dedicated Tax Revenue,
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,647,000
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	8,400,000	9,249,492
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding, Series A, NATL Insured, 5.00%, 1/01/37	9,000,000	9,029,340
Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,
Series 6, 5.50%, 8/01/30	2,620,000	2,652,409
Series 6, Pre-Refunded, 5.50%, 8/01/30	1,075,000	1,094,823
Series 7, 5.125%, 2/01/31	4,300,000	4,375,680
Series 7, Pre-Refunded, 5.125%, 2/01/31	1,700,000	1,789,063
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	251,710
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/31	5,000,000	5,815,750
Refunding, Series J, AGMC Insured, 5.00%, 8/01/32	9,000,000	9,189,720
Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39	9,275,000	9,448,999
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,315,255
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,800,675
New Bedford GO, Municipal Purpose Loan, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/21	3,685,000	3,878,168
Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%, 10/01/18	2,000,000	2,021,080
Route 3 North Transportation Improvement Assn. Lease Revenue, NATL Insured, Pre- Refunded, 5.375%, 6/15/33	15,475,000	15,501,153

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal Amount	Value

	Salisbury GO, NATL Insured, Pre-Refunded, 5.30%, 3/15/27	$2,795,000	$3,056,891
	Shrewsbury GO, Municipal Purpose Loan, Pre-Refunded, 5.00%, 8/15/20	2,075,000	2,211,348
	Springfield GO,
	Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21	5,000,000	5,319,550
	State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,026,320
	Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/21	2,775,000	2,979,962
	University of Massachusetts Building Authority Project Revenue,
	Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/23	2,155,000	2,452,799
	Senior Series 1, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/28	5,035,000	5,730,787
	Senior Series 2004-1, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29	3,000,000	3,486,780
	Whitman Hanson Regional School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,960,000	2,014,723
	Winthrop GO, AMBAC Insured, 5.00%, 11/01/20	1,230,000	1,270,135
	Worcester GO, Assured Guaranty, 5.00%, 11/01/37	5,130,000	5,335,816

			573,719,850

	U.S. Territories 0.7%
	Puerto Rico 0.7%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%, 7/01/28	4,000,000	4,153,280

	Total Municipal Bonds before Short Term Investments (Cost $560,304,424)		577,873,130

	Short Term Investments 0.6%

	Municipal Bonds 0.6%
	Massachusetts 0.6%
[a]	Massachusetts State Health and Educational Facilities Authority Revenue,
	Harvard University, Refunding, Series R, Daily VRDN and Put, 0.23%, 11/01/49	400,000	400,000
	Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.26%, 12/01/37	1,200,000	1,200,000
	Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.28%, 12/01/37	600,000	600,000
	Stonehill College, Series K, Daily VRDN and Put, 0.26%, 7/01/37	400,000	400,000
	Tufts University, Series G, Daily VRDN and Put, 0.23%, 2/15/26	985,000	985,000

			3,585,000

	U.S. Territories 0.0%[b]
	Puerto Rico 0.0%[b]
[a]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	100,000	100,000

	Total Short Term Investments (Cost $3,685,000)		3,685,000

	Total Investments (Cost $563,989,424) 98.6%		581,558,130
	Other Assets, less Liabilities 1.4%		8,136,279

	Net Assets 100.0%		$589,694,409

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

[b]	Rounds to less than 0.1% of net assets.

Franklin Tax-Free Trust
Franklin Massachusetts Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal Amount	Value

Municipal Bonds 98.0%
Michigan 90.7%
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	$1,960,000	$2,230,029
5/01/29	2,125,000	2,417,761
5/01/34	6,690,000	7,611,681
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32	7,300,000	7,602,439
Allendale Public School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.125%, 5/01/27	6,450,000	7,001,152
FGIC Insured, Pre-Refunded, 5.125%, 5/01/32	5,490,000	5,959,121
Series A, AGMC Insured, 5.00%, 5/01/37	11,810,000	12,030,493
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	9,000,000	10,052,280
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,127,080
5/01/34	10,165,000	10,384,869
5/01/37	8,760,000	8,918,381
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31	6,000,000	6,185,340
Brown City Community School District GO, Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/31	3,200,000	3,399,872
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26	3,665,000	3,902,492
Carman-Ainsworth Community School District GO,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/27	1,550,000	1,674,140
NATL RE, FGIC Insured, 5.00%, 5/01/27	1,400,000	1,420,566
Central Michigan University Revenue,
General, AMBAC Insured, 5.00%, 10/01/34	8,905,000	8,941,600
Series A, AMBAC Insured, 5.05%, 10/01/32	10,000,000	10,069,300
Chippewa Valley Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/34	15,970,000	16,352,961
Detroit City School District GO, School Building and Site Improvement,
Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	11,066,300
Series A, AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	38,330,000	41,452,362
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,650,000	2,939,619
Series B, FGIC Insured, 5.00%, 5/01/25	2,000,000	2,003,660
Detroit GO,
Distribution State Aid, 5.00%, 11/01/30	5,000,000	5,008,250
Distribution State Aid, 5.25%, 11/01/35	5,000,000	4,965,050
Series A, Assured Guaranty, 5.00%, 4/01/28	5,000,000	4,867,350
Detroit Public Improvements GO, Series A-1, NATL Insured, 5.00%, 4/01/20	10,610,000	9,146,350
Detroit Sewer Disposal System Revenue,
second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,918,524
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	5,960,000	5,865,832
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,141,500
Detroit Water Supply System Revenue,
FGIC Insured, ETM, 6.25%, 7/01/12	905,000	952,114
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	19,944,800
second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33	20,000,000	21,252,000
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,800,982
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	17,729,075
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	38,740,000	37,733,147
senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	4,880,000	5,118,486
senior lien, Series A, NATL Insured, 5.00%, 7/01/27	4,930,000	4,929,655
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	11,400,000	11,410,146
senior lien, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33	4,745,000	4,987,470
Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34	5,270,000	5,893,652
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27	5,500,000	5,499,285
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
6/01/28	6,730,000	7,515,862
6/01/33	14,700,000	16,416,519
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured,
5.00%, 5/01/26	2,700,000	2,833,650
5.00%, 5/01/29	820,000	857,244
Pre-Refunded, 5.00%, 5/01/29	1,930,000	2,195,896
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%, 2/15/25	$100,000	$100,266
Fennville Public Schools GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	1,115,000	1,270,899
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	3,250,000	3,704,415
NATL RE, FGIC Insured, 5.00%, 5/01/30	2,085,000	2,165,856
Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,
10/01/26	1,500,000	1,516,980
10/01/31	3,255,000	3,280,747
Fowlerville Community School District GO, NATL RE, FGIC Insured, 5.00%,
5/01/30	1,990,000	2,056,227
5/01/34	8,145,000	8,315,556
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30	4,000,000	4,045,560
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28	4,250,000	4,439,890
Grand Rapids Building Authority GO, AMBAC Insured, Pre-Refunded, 5.50%, 8/01/20	2,000,000	2,016,560
Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
5.00%, 10/01/28	3,590,000	3,678,494
Pre-Refunded, 5.00%, 10/01/28	2,410,000	2,650,012
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%,
1/01/30	4,900,000	5,125,302
1/01/34	2,420,000	2,509,855
Grand Rapids Water Supply Revenue,
Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,139,860
NATL RE, FGIC Insured, 5.00%, 1/01/35	3,500,000	3,618,475
Grand Valley State University Revenue, General,
5.75%, 12/01/34	1,500,000	1,597,635
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,365,863
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	8,960,363
Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24	700,000	603,855
Hazel Park School District GO, AGMC Insured, 5.00%,
5/01/27	9,000,000	9,227,070
5/01/32	12,475,000	12,713,397
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,285,060
Huron School District GO, AGMC Insured, Pre-Refunded,
5.25%, 5/01/21	1,500,000	1,567,080
5.375%, 5/01/26	2,500,000	2,614,650
Jackson Brownfield RDAR,
FGIC Insured, Pre-Refunded, 5.25%, 6/01/26	2,820,000	3,068,978
FGIC Insured, Pre-Refunded, 5.375%, 6/01/30	5,830,000	6,359,131
NATL RE, FGIC Insured, 5.125%, 6/01/22	2,290,000	2,357,967
NATL RE, FGIC Insured, 5.125%, 6/01/24	1,215,000	1,246,578
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	6,620,000	6,830,648
Kalamazoo City School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/21	4,000,000	4,169,800
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	3,570,000	3,876,485
Bronson Methodist Hospital, Refunding, NATL Insured, 5.25%, 5/15/18	135,000	135,103
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,036,260
L’Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,129,800
Lake St. Clair Shores Drain District GO, Series A, NATL Insured, 5.125%, 10/01/29	1,000,000	1,005,460
Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31	3,320,000	3,286,202
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,521,308
5/01/37	4,325,000	4,429,838
Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance, Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19	2,115,000	2,137,482
Marysville Public School District GO, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	5,000,000	5,055,100
Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
5.40%, 6/01/19	5,000,000	5,017,850
5.50%, 6/01/25	5,000,000	5,004,800
Michigan Municipal Bond Authority Revenue,
Clean Water State Revolving Fund, 5.00%, 10/01/24	11,355,000	12,019,154
Local Government Loan Program, Series C, NATL Insured, 6.00%, 11/01/10	725,000	727,393

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	$15,000,000	$16,614,000
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,425,436
Facilities Program, Refunding, Series I, AGMC Insured, 5.00%, 10/15/24	5,000,000	5,177,050
Refunding, AMBAC Insured, 5.00%, 10/15/33	21,000,000	20,884,080
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	15,604,699
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,004,800
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,024,630
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/32	7,160,000	7,163,437
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/36	5,000,000	4,906,300
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	4,970,791
5/15/31	8,000,000	8,282,560
Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27	12,000,000	12,000,000
Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/16	65,000	65,047
Michigan State Hospital Finance Authority Revenue,
Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%, 8/15/24	15,000,000	13,018,350
Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%, 8/15/27	10,000,000	8,092,800
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	9,605,600
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,302,460
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	18,630,000	17,561,569
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26	6,000,000	6,035,040
Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26	1,750,000	1,760,220
Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	301,860
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,672,377
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,098,276
Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32	1,000,000	993,370
Mid-Michigan Obligation Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,521,450
Mid-Michigan Obligation Group, Series A, 6.125%, 6/01/39	5,000,000	5,373,500
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.125%, 8/15/25	7,500,000	7,525,875
St. John’s Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,611,505
St. John’s Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	2,240,000	2,340,979
St. John’s Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,560,970
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,442,750
Michigan State Revenue, Grant Antic Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,479,700
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Refunding, Series ET-2, 5.50%, 8/01/29	10,000,000	11,222,900
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series AA, NATL RE, FGIC Insured, 6.95%, 5/01/11	5,000,000	5,237,150
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,681,720
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,436,944
Michigan State Trunk Line Revenue, Series A, AGMC Insured, Pre-Refunded, 5.25%, 11/01/30	19,680,000	20,978,290
Michigan State University Revenues, General, Refunding, Series C, 5.00%,
2/15/40	27,935,000	29,021,392
2/15/44	24,630,000	25,392,298
Michigan Technological University Revenue, General, Series A, NATL Insured, 5.00%, 10/01/34	3,675,000	3,745,781
North Kent Sewer Authority Revenue, Sanitary Sewer, NATL Insured, 5.00%, 11/01/31	5,960,000	6,164,368
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	11,210,130
Oxford Area Community School District GO, AGMC Insured, Pre-Refunded, 5.00%,
5/01/26	5,425,000	5,759,885
5/01/31	4,865,000	5,165,316
Pennfield School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	735,184
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,849,550
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	575,609
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,051,185
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
6/01/23	1,620,000	1,767,031
6/01/27	2,635,000	2,874,153

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22	$1,600,000	$1,642,752
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,825,639
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	8,220,000	8,579,707
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
Refunding, 8.25%, 9/01/39	10,000,000	11,948,500
Series M, NATL Insured, 5.25%, 11/15/31	12,750,000	12,089,805
Series M, NATL Insured, 5.25%, 11/15/35	17,600,000	16,386,128
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,081,800
Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E, NATL Insured,
5.375%, 7/01/19	4,850,000	4,851,358
5.50%, 7/01/24	1,750,000	1,750,035
Saginaw Valley State University Revenue,
General, AGMC Insured, 5.00%, 7/01/37	4,000,000	4,161,760
General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,552,453
General, Refunding, AMBAC Insured, 5.25%, 7/01/19	345,000	345,597
Series A, NATL Insured, 5.125%, 7/01/30	4,315,000	4,318,279
South Macomb Disposal Authority Revenue, AMBAC Insured, Pre-Refunded, 5.25%, 9/01/20	2,000,000	2,023,660
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,626,105
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,850,248
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,258,949
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	3,111,709
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,887,003
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,
5/01/29	2,900,000	2,941,441
5/01/34	3,945,000	3,951,628
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,635,845
Thornapple Kellogg School GO, School Building and Site,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	1,062,562
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,881,875
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,147,113
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,793,914
5/01/38	8,150,000	8,445,845
Van Dyke Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/34	5,000,000	5,111,200
Warren Consolidated School District GO, AGMC Insured, 4.875%, 5/01/22	8,910,000	9,079,468
Warren Water and Sewer Revenue, AGMC Insured, Pre-Refunded, 5.125%, 11/01/23	2,450,000	2,609,128
Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/18	5,500,000	5,519,910
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,000,000
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,044,047
Building Improvement, Series A, 6.75%, 11/01/39	5,000,000	5,257,350
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,899,760
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,523,805
Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/27	9,910,000	9,717,548
12/01/28	10,170,000	9,941,989
Wayne State University Revenues, General,
AMBAC Insured, 5.00%, 11/15/30	2,925,000	2,994,498
AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,035,500
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	24,622,231
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	22,805,402
West Ottawa Public School District GO, School Building Site, Refunding, NATL Insured, 5.00%, 5/01/32	6,025,000	6,150,862
Western Michigan University Revenues, General,
AGCM Insured, 5.00%, 11/15/28	5,500,000	5,794,690
AGMC Insured, 5.00%, 11/15/32	6,410,000	6,674,220
Western Townships Utilities Authority GO, Sewer Disposal System, NATL RE, FGIC Insured, 4.75%, 1/01/23	8,500,000	8,658,610
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, 5.00%, 5/01/32	9,375,000	9,544,687
Willow Run Community Schools GO, AGMC Insured, 5.00%, 5/01/31	12,550,000	12,645,129

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal Amount	Value

	Wyoming Sewer Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	$5,700,000	$5,932,161
	Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, NATL RE, FGIC Insured, 5.00%, 5/01/32	6,065,000	6,144,088
	Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,487,317

			1,420,347,278

	U.S. Territories 7.3%
	Puerto Rico 7.3%
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	11,945,000	12,182,945
	Series B, NATL Insured, Pre-Refunded, 5.875%, 7/01/35	23,570,000	23,906,023
	Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	8,055,000	8,797,993
	Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	16,275,280
	Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14	5,505,000	5,516,340
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
	Series A, 5.375%, 8/01/39	9,000,000	9,339,300
	Series A, 6.00%, 8/01/42	25,000,000	27,239,500
	Series B, 6.375%, 8/01/39	10,000,000	11,210,700

			114,468,081

	Total Municipal Bonds before Short Term Investments (Cost $1,489,688,202)		1,534,815,359

	Short Term Investments 1.0%

	Municipal Bonds 1.0%
	Michigan 1.0%
[a]	Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.32%, 3/01/49	16,200,000	16,200,000
[a]	Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit, Refunding, Daily VRDN and Put, 0.30%, 11/01/36	200,000	200,000

	Total Short Term Investments (Cost $16,400,000)		16,400,000

	Total Investments (Cost $1,506,088,202) 99.0%		1,551,215,359
	Other Assets, less Liabilities 1.0%		16,013,949

	Net Assets 100.0%		$1,567,229,308

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Michigan Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDA	Housing Development Authority/Agency
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal Amount	Value

Municipal Bonds 99.0%
Minnesota 95.2%
Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured, 4.875%, 2/01/24	$2,195,000	$2,306,923
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,323,136
Anoka-Hennepin ISD No. 11 GO,
School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,869,544
School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 2/01/20	6,130,000	6,313,042
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23	2,500,000	2,670,975
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,124,018
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,469,612
2/01/20	5,025,000	5,453,532
2/01/21	4,035,000	4,343,839
Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22	1,000,000	1,062,810
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,151,939
Cambridge ISD No. 911 GO, Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,275,002
Cass Lake ISD No. 115 GO, Refunding, NATL RE, FGIC Insured, 5.00%, 2/01/22	3,805,000	3,971,317
Centennial ISD No. 012 GO, Series A, AGMC Insured, 5.00%, 2/01/21	1,000,000	1,062,810
Chaska ISD No. 112 GO,
Refunding, Series A, 4.00%, 2/01/16	2,985,000	3,294,544
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,630,000
Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26	2,415,000	2,567,435
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,759,137
Dakota County Housing and RDA, SFMR, GNMA Secured,
5.75%, 4/01/18	88,000	88,033
5.85%, 10/01/30	148,000	148,074
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	8,910,657
AGMC Insured, 5.00%, 2/01/28	18,890,000	20,505,095
Eagan GO, Recreational Facilities, Series A, NATL Insured, 5.00%, 2/01/21	3,075,000	3,268,141
Elk River ISD No. 728 GO, School Building, Refunding, Series A, AGMC Insured, 4.25%,
2/01/23	5,000,000	5,217,850
2/01/24	6,265,000	6,504,010
Farmington ISD No. 192 GO,
NATL Insured, 5.25%, 2/01/24	5,915,000	6,101,382
School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,294,035
School Building, Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,246,840
School Building, Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,988,060
Fergus Falls ISD No. 544 GO, School Building, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,822,420
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,113,236
Hastings ISD No. 200 GO, Refunding, Series A, AGMC Insured, 4.50%, 2/01/22	2,700,000	2,830,491
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,547,988
12/01/28	2,590,000	2,645,478
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	25,896,000
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,022,715
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,569,850
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25	8,000,000	9,053,200
Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22	3,880,000	4,131,657
Hubbard County Housing and RDA, GO, Heritage Center Project, NATL Insured, 5.50%, 8/01/27	1,085,000	1,094,255
Lake Superior ISD No. 381 GO, Series A, AGMC Insured, 5.00%, 4/01/23	4,195,000	4,606,068
Lakeview ISD No. 2167 GO, NATL Insured, 5.25%, 2/01/26	3,705,000	3,821,745
Lakeville ISD No. 194 GO,
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,234,235
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,649,760
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

School Building, Refunding, Series D, 4.25%, 2/01/24	$7,000,000	$7,268,730
Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	11,119,818
Medford ISD No. 763 GO, Series A, AGMC Insured, 5.125%, 2/01/29	2,700,000	2,783,214
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,237,750
Minneapolis and St. Paul Housing RDA Health Care System Revenue, Health Care Facilities, Childrens, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,011,080
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,911,920
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	15,949,664
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,608,700
Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32	7,000,000	7,198,590
Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26	2,000,000	2,056,740
Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32	9,000,000	9,255,330
Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15	480,000	509,549
Minneapolis GO, Various Purpose,
Pre-Refunded, 5.125%, 12/01/28	3,000,000	3,208,650
Refunding, 4.00%, 12/01/25	4,500,000	4,640,265
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	39,435,200
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,469,108
Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30	5,000,000	5,000,150
Minneapolis Special School District No. 001 COP,
Refunding, Series A, NATL Insured, 4.50%, 2/01/21	2,715,000	2,837,827
Series A, AGMC Insured, 5.00%, 2/01/21	1,950,000	2,013,297
Minnesota Agricultural and Economic Development Board Revenue,
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22	4,870,000	4,880,957
Health Care Facilities, Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	14,811,992
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	365,223
Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	20,611,536
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,090,457
Minnesota State 911 Revenue, Public Safety Radio Communication System, Assured Guaranty,
4.50%, 6/01/22	3,000,000	3,256,290
4.50%, 6/01/23	3,410,000	3,671,172
4.50%, 6/01/24	3,745,000	4,013,891
5.00%, 6/01/24	5,000,000	5,508,100
4.50%, 6/01/25	2,745,000	2,926,856
Minnesota State Colleges and University Revenue, Fund, Series A,
4.50%, 10/01/26	5,770,000	6,024,457
4.625%, 10/01/29	6,615,000	6,939,135
NATL Insured, 5.00%, 10/01/22	1,745,000	1,891,440
NATL Insured, 5.00%, 10/01/23	1,825,000	1,966,109
NATL Insured, 5.00%, 10/01/24	1,900,000	2,042,120
NATL Insured, 5.00%, 10/01/25	1,155,000	1,235,596
NATL Insured, 5.00%, 10/01/26	1,715,000	1,828,653
NATL Insured, 5.00%, 10/01/32	5,540,000	5,789,632
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,355,230
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,123,870
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,082,700
NATL Insured, 5.00%, 6/01/26	10,000,000	10,946,200
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	5,000,000	5,584,050
Various Purposes, Series A, 4.25%, 12/01/27	5,000,000	5,218,450
Various Purposes, Series A, 4.50%, 12/01/28	15,540,000	16,553,363
Minnesota State HFAR,
Non Profit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,665,077
Rental Housing, Refunding, Series D, NATL Insured, 5.90%, 8/01/15	690,000	690,442
Rental Housing, Refunding, Series D, NATL Insured, 5.95%, 2/01/18	200,000	200,096
Rental Housing, Refunding, Series D, NATL Insured, 6.00%, 2/01/22	220,000	220,158
Residential Housing Finance, Series E, 4.90%, 7/01/29	12,035,000	12,196,510
Residential Housing Finance, Series E, 5.10%, 1/01/40	11,485,000	11,684,954
SFM, Series G, AMBAC Insured, 6.25%, 7/01/26	150,000	150,123

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

Minnesota State Higher Education Facilities Authority Revenue,
St. John’s University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/21	$1,750,000	$1,858,885
St. John’s University, Series 5-I, NATL Insured, Pre-Refunded, 5.25%, 10/01/26	1,500,000	1,593,330
University of St.Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	5,678,968
University of St.Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,592,191
University of St.Thomas, Series Six-X, 5.00%, 4/01/29	2,250,000	2,332,778
[a]University of St.Thomas, Series Six-X, 5.25%, 4/01/39	10,000,000	10,329,200
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,387,900
Minnetonka ISD No. 276 GO, Alternative Facilities, Series F,
4.00%, 7/01/24	2,305,000	2,384,845
4.10%, 7/01/25	2,145,000	2,215,613
Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
5.90%, 10/20/19	1,750,000	1,764,718
5.95%, 10/20/29	5,955,000	6,043,491
Moorhead ISD No. 152 GO, School Building, Refunding, 4.25%, 4/01/22	4,690,000	4,855,651
Mounds View ISD No. 621 GO,
Alternate Facility, Refunding, Series A, 5.00%, 2/01/21	1,510,000	1,751,978
Alternate Facility, Refunding, Series A, 5.00%, 2/01/22	1,600,000	1,840,528
Alternate Facility, Refunding, Series A, 4.00%, 2/01/24	2,025,000	2,112,379
School Building, Refunding, Series A, 4.00%, 2/01/20	1,000,000	1,068,660
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,393,707
North Branch Water System Revenue,
AGMC Insured, 4.75%, 8/01/27	1,500,000	1,601,130
Series A, AGMC Insured, 5.00%, 8/01/33	1,325,000	1,381,220
Northern Municipal Power Agency Electric System Revenue,
Refunding, AGMC Insured, 5.00%, 1/01/12	540,000	541,409
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,630,111
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,064,840
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	2,515,000	2,770,021
2/01/20	3,420,000	3,703,484
2/01/21	3,575,000	3,834,509
Osseo ISD No. 279 GO, Series A, AGMC Insured, 5.00%, 2/01/20	3,000,000	3,188,430
Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%, 10/20/38	4,280,000	4,312,785
Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, AGMC Insured, 5.00%, 3/01/20	1,595,000	1,701,291
Plymouth Health Facilities Revenue, Westhealth Project, Series A, AGMC Insured,
6.25%, 6/01/16	1,600,000	1,605,552
6.125%, 6/01/24	1,815,000	1,821,135
Prior Lake ISD No. 719 GO, Series C, NATL Insured, 5.00%,
2/01/21	2,000,000	2,097,160
2/01/23	6,025,000	6,289,256
Robbinsdale ISD No. 281 GO,
Refunding, Series A, NATL Insured, 4.50%, 2/01/22	3,000,000	3,143,970
School Building, Refunding, Series A, 4.00%, 2/01/22	2,020,000	2,144,674
School Building, Refunding, Series A, 4.00%, 2/01/23	2,090,000	2,199,495
School Building, Refunding, Series A, 4.00%, 2/01/24	2,185,000	2,282,954
Rochester Electric Utility Revenue, AMBAC Insured, Pre-Refunding, 5.25%, 12/01/24	3,000,000	3,072,870
Rochester Health Care Facilities Revenue, Mayo Clinic,
Series D, 5.00%, 11/15/38	6,000,000	6,209,160
Series E, 5.00%, 11/15/38	20,000,000	20,700,400
Rush City ISD No. 139 GO, School Building, NATL Insured,
5.00%, 2/01/21	1,680,000	1,815,005
5.125%, 2/01/26	4,245,000	4,599,330
Sauk Rapids ISD No. 047 GO,
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/22	2,200,000	2,395,140
School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/25	2,175,000	2,275,485
Series A, NATL Insured, 5.75%, 2/01/23	2,740,000	2,835,352
Series A, NATL Insured, 5.75%, 2/01/26	5,000,000	5,174,000
Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,115,404
South Washington County ISD No. 833 GO, Series B, AGMC Insured, 5.00%, 2/01/23	4,000,000	4,251,240
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	4,257,377
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	9,631,519
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	2,342,400
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,000,000	2,496,000

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal Amount	Value

Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	$6,600,000	$3,115,464
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	12,168,922
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,106,390
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,261,592
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,121,860
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,143,920
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	1,000,000	1,084,390
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,296,204
St. Cloud Health Care Revenue, CentraCare Health System Project,
Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,053,100
Assured Guaranty, 5.50%, 5/01/39	27,200,000	28,405,504
Series A, 5.125%, 5/01/30	19,000,000	19,182,970
St. Michael ISD No. 885 GO,
AGMC Insured, 5.00%, 2/01/23	3,300,000	3,507,273
School Building, Refunding, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,929,732
School Building, Series A, AGMC Insured, 4.75%, 2/01/29	5,000,000	5,211,200
St. Paul Housing and RDA Health Care Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,169,200
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,237,200
St. Paul ISD No. 625 GO, School Building, Series A, AGMC Insured, 5.00%,
2/01/24	1,615,000	1,771,833
2/01/25	1,675,000	1,829,301
2/01/26	1,745,000	1,898,159
St. Paul Sales Tax Revenue, Sub Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,669,488
St. Peter GO, Hospital, Series A, NATL Insured, 5.00%, 9/01/32	5,000,000	5,010,500
University of Minnesota Revenue, Series A,
5.25%, 4/01/29	1,000,000	1,108,620
5.125%, 4/01/34	1,000,000	1,073,690
Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,
2/01/22	1,140,000	1,245,245
2/01/28	2,400,000	2,622,888
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	5,340,000	5,676,313
Washington County Housing and RDAR, Government Housing, Landfall Terrace Project, Refunding,
5.35%, 2/01/22	1,000,000	1,002,850
5.40%, 8/01/27	2,015,000	2,020,823
Watertown ISD No. 111 GO, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,939,049
West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%,
2/01/21	3,340,000	3,601,121
2/01/22	3,500,000	3,755,955
Western Minnesota Municipal Power Agency Revenue,
NATL Insured, 5.00%, 1/01/26	8,565,000	8,774,671
Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12	2,745,000	2,753,125
Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13	4,500,000	4,513,320
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,213,900
Series A, NATL Insured, 5.00%, 1/01/30	7,200,000	7,319,736
Willmar GO, Rice Memorial Hospital Project, AGMC Insured, 5.00%,
2/01/22	2,550,000	2,641,672
2/01/25	3,000,000	3,095,520
2/01/32	5,415,000	5,536,404

		933,759,345

U.S. Territories 3.8%
Puerto Rico 3.5%
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	580,000	610,479
Refunding, AGMC Insured, 5.00%, 7/01/23	955,000	962,640
Refunding, AGMC Insured, 5.125%, 7/01/30	420,000	422,323
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, AGMC Insured, 6.25%, 7/01/21	10,000,000	11,522,500
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series SS, NATL Insured, 5.00%, 7/01/25	5,000,000	5,105,350
Series V, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,189,300
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%, 8/01/12	5,000,000	5,065,600
5.00%, 8/01/30	1,000,000	1,023,200

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal Amount	Value

	Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%, 7/01/25	$2,500,000	$2,541,650
	Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14	800,000	801,648
	Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, AMBAC Insured, ETM, 5.50%,
	8/01/27	375,000	449,010
	8/01/27	625,000	757,131

			34,450,831

	U.S. Virgin Islands 0.3%
	Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,
	10/01/20	1,160,000	1,226,479
	10/01/21	1,000,000	1,055,670

			2,282,149

	Total U.S. Territories		36,732,980

	Total Municipal Bonds before Short Term Investments (Cost $927,724,735)		970,492,325

	Short Term Investments 0.3%

	Municipal Bonds 0.3%
	Minnesota 0.3%
[b]	Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2, Daily VRDN and Put, 0.28%, 11/15/35	600,000	600,000
[b]	Minnesota Agricultural and Economic Development Board Revenue, Health Care Facility, Essentia, Refunding, Series C-3, Assured Guaranty, Daily VRDN and Put, 0.26%, 2/15/32	1,100,000	1,100,000
[b]	Roseville Health Care Facilities Revenue, Presbyterian Homes Project, Refunding, Daily VRDN and Put, 0.30%, 10/01/29	1,360,000	1,360,000

	Total Short Term Investments (Cost $3,060,000)		3,060,000

	Total Investments (Cost $930,784,735) 99.3%		973,552,325
	Other Assets, less Liabilities 0.7%		7,238,804

	Net Assets 100.0%		$980,791,129

[a]	A portion of the security purchased on a delayed delivery basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Minnesota Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
BIG	Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name; on February 18, 2009, most MBIA Insured were replaced with NATL Insured through a spin-off.)
CDA	Community Development Authority/Agency
COP	Certificate of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
HFAR	Housing Finance Authority Revenue
ISD	Independent School District
MFHR	Multi-Family Housing Revenue
MFR	Multi-Family Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.5%
Missouri 84.7%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%,
10/01/35	$5,000,000	$5,142,350
10/01/39	16,300,000	16,701,958
Bi-State Development Agency Missouri-Illinois Metropolitan District Revenue, Metrolink Cross County Project, Series B, AGMC Insured, 5.00%, 10/01/32	7,300,000	7,406,653
Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%, 10/20/22	1,515,000	1,543,331
Cape Girardeau County IDA Health Care Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	6,727,275
St. Francis Medical Center, Series A, 5.50%, 6/01/27	6,350,000	6,463,728
St. Francis Medical Center, Series A, 5.50%, 6/01/32	5,000,000	5,047,950
St. Francis Medical Center, Series A, 5.75%, 6/01/39	2,650,000	2,736,337
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,878,437
Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
5.625%, 3/01/34	1,000,000	1,066,070
6.00%, 3/01/39	1,000,000	1,086,870
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, 5.75%, 10/01/33	10,290,000	11,562,256
Curators of the University of Missouri System Facilities Revenue,
Series A, 5.00%, 11/01/33	5,000,000	5,284,900
Series A, 5.00%, 11/01/35	20,000,000	21,009,200
System Facilities, Refunding, Series A, 5.00%, 11/01/25	5,750,000	6,119,150
System Facilities, Refunding, Series A, 5.00%, 11/01/26	3,625,000	3,848,590
Dunklin County COP, NATL RE, FGIC Insured, 5.00%, 12/01/24	1,000,000	1,073,490
Florissant COP, NATL RE, FGIC Insured, 5.00%, 8/01/22	1,285,000	1,321,211
Grandview COP, NATL RE, FGIC Insured, 5.00%, 1/01/23	2,410,000	2,460,104
Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue, Refunding, 4.75%, 5/01/32	4,895,000	4,004,795
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	968,840
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,625,446
3/01/28	3,000,000	3,277,950
3/01/29	3,000,000	3,260,160
Jackson County Consolidated School District No. 2 GO, Missouri Direct Deposit Program, 5.20%, 3/01/20	2,000,000	2,063,780
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,274,200
Jackson County Reorganized School District No. 7 Lee’s Summit GO, Missouri Direct Deposit Program, Refunding and Improvement, AGMC Insured, 5.00%, 3/01/21	5,700,000	6,075,801
Jackson County Special Obligation Revenue,
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28	2,500,000	2,581,225
Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29	26,925,000	27,813,525
NATL Insured, 5.00%, 12/01/27	3,105,000	3,183,215
Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue, AMBAC Insured, 5.00%, 12/01/26	4,500,000	4,528,170
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, 5.00%, 3/01/25	1,050,000	1,118,723
Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
5.50%, 2/15/29	2,000,000	1,972,260
5.75%, 2/15/35	2,500,000	2,467,300
Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
5.00%, 12/01/24	4,470,000	4,765,914
4.50%, 12/01/32	10,000,000	9,847,000
5.00%, 12/01/32	15,000,000	15,414,900
Kansas City Sanitation Sewer System Revenue, Series A, 5.25%, 1/01/34	4,000,000	4,281,920
Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,111,700
Kansas City Special Obligation Tax Allocation, East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,860,000	7,247,590
Quarterly Statement of Investments      See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town Center Project, NATL Insured, 5.00%, 7/01/27	$1,730,000	$1,666,440
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	11,725,000	12,683,988
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
12/01/14	655,000	637,400
12/01/26	800,000	615,560
Lee’s Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22	1,500,000	1,677,150
Lee’s Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22	1,995,000	2,055,229
Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37	1,500,000	1,577,775
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,228,600
Series A, NATL Insured, 5.00%, 5/01/34	24,730,000	25,516,909
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,890,189
Missouri Development Finance Board Cultural Facilities Revenue,
Nelson Gallery Foundation, Series A, NATL Insured, 5.00%, 12/01/30	9,500,000	9,664,065
Series B, 5.00%, 6/01/37	28,435,000	29,836,561
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
latan 2 Project, Series A, 6.00%, 1/01/39	10,000,000	10,640,000
Plum Point Project, NATL Insured, 5.00%, 1/01/28	5,235,000	5,237,303
Plum Point Project, NATL Insured, 5.00%, 1/01/34	34,945,000	33,270,785
Series A, AMBAC Insured, 5.00%, 1/01/32	6,000,000	6,141,540
Series A, AMBAC Insured, 5.00%, 1/01/42	15,795,000	15,899,879
Missouri Southern State College Revenue, Auxiliary Enterprise System, NATL Insured, 5.50%, 4/01/23	1,200,000	1,227,576
Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A, 5.125%, 5/01/26	3,960,000	4,071,830
Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater St. Louis Project, Series A, 5.40%, 9/01/18	7,420,000	7,437,808
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%, 3/15/29	3,000,000	3,143,400
Missouri State Environmental Improvement and Energy Resources Authority PCR, St. Joseph Light and Power Co. Project, Refunding, AMBAC Insured, 5.85%, 2/01/13	2,100,000	2,106,720
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
State Revolving Fund, Series A, 7.00%, 10/01/10	135,000	135,539
State Revolving Fund, Series A, 6.55%, 7/01/14	650,000	652,392
State Revolving Fund, Series A, 5.75%, 1/01/16	120,000	120,376
State Revolving Fund, Series B, 7.125%, 12/01/10	65,000	65,265
State Revolving Fund, Series B, 5.80%, 1/01/15	100,000	100,316
State Revolving Fund, Series B, 7.20%, 7/01/16	780,000	783,221
State Revolving Fund, Series B, AGMC Insured, 6.05%, 7/01/16	485,000	486,620
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/22	10,000,000	11,590,800
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/23	14,000,000	16,126,740
State Revolving Funds, Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,039,415
State Revolving Funds, Series B, 5.50%, 7/01/21	60,000	60,513
State Revolving Funds, Series B, Pre-Refunded, 5.50%, 7/01/21	1,380,000	1,403,584
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, State Revolving Funds Programs, Series A, 5.75%, 1/01/29	2,500,000	2,937,925
Missouri State GO,
State Water Pollution Control, Series A, 5.00%, 6/01/26	3,785,000	3,881,139
Stormwater Control, Series A, 5.00%, 6/01/26	1,895,000	1,943,133
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
Maryville University of St. Louis Project, Pre-Refunded, 6.50%, 6/15/22	1,750,000	1,753,343
Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30	4,500,000	4,508,955
The Washington University, Refunding, Series B, 5.00%, 3/01/30	14,000,000	14,189,420
The Washington University, Series A, 5.00%, 11/15/37	9,150,000	9,219,631
Webster University, NATL Insured, 5.30%, 4/01/27	8,000,000	8,003,200
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	14,325,000	14,576,260
Freeman Health Systems Project, 5.25%, 2/15/28	2,750,000	2,660,543
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21	4,585,000	4,484,588
Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28	4,900,000	4,593,652
Lake of the Ozarks General Hospital, 6.25%, 2/15/11	95,000	95,284
Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21	330,000	331,043
Lake Regional Health Systems Project, 5.60%, 2/15/25	1,250,000	1,264,425
Lake Regional Health Systems Project, 5.70%, 2/15/34	2,750,000	2,770,955

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

SSM Health Care, Series B, 5.00%, 6/01/30	$13,000,000	$13,287,300
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,126,770
St. Luke’s Episcopal, 5.00%, 12/01/34	7,500,000	7,114,575
St. Luke’s Episcopal, Presbyterian Hospital, AGMC Insured, 5.25%, 12/01/26	8,500,000	8,334,675
St. Luke’s Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,382,800
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	6,982,433
Missouri State Health and Educational Facilities Authority Revenue,
Children’s Mercy Hospital, 5.625%, 5/15/39	7,500,000	7,720,125
Educational Facilities, Washington University, Series A, 5.00%, 2/15/33	15,125,000	15,605,370
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	2,900,000	2,917,487
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,616,003
Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25	1,500,000	1,478,460
Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35	4,655,000	4,414,290
SSM Health Care System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28	16,385,000	17,312,391
The Washington University, Series A, 5.00%, 1/15/37	10,880,000	11,454,899
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,464,260
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	7,983,869
5.00%, 5/01/21	5,000,000	5,768,300
first lien, Series B, 5.00%, 5/01/24	11,005,000	12,176,262
Series A, 5.00%, 5/01/24	1,150,000	1,295,107
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	1,325,000	1,268,727
Series B, GNMA Secured, 6.45%, 9/01/27	155,000	155,081
Series C, GNMA Secured, 5.00%, 3/01/32	1,250,000	1,303,188
Series C-1, GNMA Secured, 5.90%, 9/01/25	710,000	713,827
Series C-1, GNMA Secured, 5.95%, 3/01/28	505,000	506,101
Series D, GNMA Secured, 4.70%, 3/01/35	4,000,000	4,023,600
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,920,000	1,945,190
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,
5.00%, 11/15/20	1,000,000	1,030,930
5.00%, 11/15/21	1,000,000	1,030,280
5.00%, 11/15/22	1,000,000	1,027,040
5.00%, 11/15/28	1,965,000	1,993,512
5.125%, 11/15/33	2,755,000	2,780,456
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%, 3/01/27	6,690,000	7,159,170
Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39	1,600,000	1,617,536
Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
5/01/20	1,500,000	1,545,855
5/01/27	2,000,000	1,970,740
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385
Project, Refunding, Radian Insured, 5.00%, 3/01/27	5,000,000	4,631,750
Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
5.625%, 8/15/18	3,000,000	2,873,400
5.70%, 8/15/28	5,250,000	4,410,735
Springfield Public Building Corp. Leasehold Revenue,
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,742,168
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,115,450
Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21	3,230,000	3,230,000
Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25	3,645,000	3,645,000
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,026,940
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, AGMC Insured, 5.00%, 3/01/26	5,000,000	5,438,500
St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A, NATL Insured, 5.25%, 12/01/28	1,000,000	1,010,000
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	1,330,000	1,376,537
St. Louis Airport Revenue,
Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/31	18,835,000	19,808,016
Lambert, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,176,399
Lambert, St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	8,320,000	8,732,922
Lambert, St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,127,960
Lambert, St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,386,350
St. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,099,325

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31	$3,310,000	$3,366,104
	St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28	1,500,000	1,282,665
	St. Louis Municipal Finance Corp. Leasehold Revenue,
	Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27	4,750,000	5,107,057
	Convention Center Capital Improvement, Series B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	23,971,239
	St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
	2/15/32	8,075,000	7,804,568
	2/15/37	7,800,000	7,360,860
	Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
	5.30%, 5/15/18	3,000,000	2,832,420
	5.40%, 5/15/28	1,500,000	1,267,620
	Taney County Reorganized School District GO, No. R-V Hollister, AGMC Insured, Pre- Refunded, 5.00%, 3/01/20	1,300,000	1,445,275
	University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%, 11/01/27	7,865,000	8,019,311
	West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
	5.50%, 11/15/12	625,000	626,544
	5.60%, 11/15/17	1,700,000	1,646,586
	5.65%, 11/15/22	1,500,000	1,381,425

			897,818,993

	U.S. Territories 12.8%
	Puerto Rico 12.8%
	Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%, 7/01/26	2,785,000	2,797,143
	Puerto Rico Commonwealth GO, Public Improvement, Series A,
	5.375%, 7/01/28	1,975,000	1,986,712
	5.125%, 7/01/31	5,000,000	5,007,300
	Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	9,500,000	11,436,005
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	4,970,000	4,911,354
	Series D, Pre-Refunded, 5.375%, 7/01/36	2,500,000	2,733,575
	Puerto Rico Electric Power Authority Power Revenue,
	Series II, Pre-Refunded, 5.25%, 7/01/31	10,000,000	11,061,900
	Series WW, 5.50%, 7/01/38	5,730,000	5,891,414
	Series XX, 5.25%, 7/01/40	18,250,000	18,419,907
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
	Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22	2,500,000	2,502,425
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	2,150,000	2,168,576
	Series D, Pre-Refunded, 5.375%, 7/01/33	5,885,000	6,434,836
	Series I, 5.00%, 7/01/36	14,450,000	14,262,728
	Series I, Pre-Refunded, 5.375%, 7/01/34	10,000,000	11,480,100
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
	Series A, 5.25%, 8/01/27	5,000,000	5,251,850
	Series A, 5.50%, 8/01/37	9,000,000	9,481,860
	Series A, 5.375%, 8/01/39	2,000,000	2,075,400
	Series A, 6.00%, 8/01/42	6,330,000	6,897,041
	Series B, 6.375%, 8/01/39	10,000,000	11,210,700

	Total U.S. Territories		136,010,826

	Total Municipal Bonds before Short Term Investments (Cost $1,006,661,885)		1,033,829,819

	Short Term Investments 0.9%

	Municipal Bonds 0.9%

	Missouri 0.9%
[a]	Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation, Refunding, Series A, Daily VRDN and Put, 0.28%, 12/01/37	700,000	700,000
[a]	Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
	St. Louis University, Refunding, Series A-2, Daily VRDN and Put, 0.27%, 10/01/35	1,000,000	1,000,000
	St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.28%, 10/01/35	1,200,000	1,200,000
	St. Louis University, Series A, Daily VRDN and Put, 0.28%, 10/01/16	4,600,000	4,600,000
	St. Louis University, Series B, Daily VRDN and Put, 0.23%, 10/01/24	900,000	900,000

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Washington University, Series B, Daily VRDN and Put, 0.23%, 2/15/33	$800,000	$800,000

Total Short Term Investments (Cost $9,200,000)		9,200,000

Total Investments (Cost $1,015,861,885) 98.4%		1,043,029,819
Other Assets, less Liabilities 1.6%		16,567,427

Net Assets 100.0%		$1,059,597,246

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Missouri Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

ACA	American Capital Access Holdings Inc.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDR	Industrial Development Revenue
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCR	Pollution Control Revenue
SFMR	Single Family Mortgage Revenue

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.9%
Delaware 0.6%
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$10,000,000	$10,222,600

New Jersey 68.6%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16	9,500,000	11,265,100
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32	3,400,000	3,593,596
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,120,360
Berhards Township School District GO, NATL Insured,
5.00%, 7/15/30	1,680,000	1,766,486
Pre-Refunded, 5.00%, 7/15/30	8,358,000	9,659,591
Berkeley Township Board of Education GO, AGMC Insured, Pre-Refunded, 4.75%, 8/01/22	1,975,000	2,075,844
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,598,368
Cumberland County Improvement Authority Solid Waste System Revenue, Series A, 5.00%, 1/01/30	3,150,000	3,160,773
Egg Harbor Township School District GO,
FGIC Insured, Pre-Refunded, 5.125%, 7/15/24	4,870,000	5,180,852
NATL Insured, Pre-Refunded, 5.00%, 4/01/29	3,195,000	3,694,474
NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,500,211
Freehold Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/30	1,500,000	1,549,470
Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
8/01/26	1,155,000	1,229,521
8/01/27	1,215,000	1,293,392
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19	1,150,000	1,163,340
Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23	4,315,000	4,318,970
Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%, 5/01/27	3,600,000	3,827,520
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	4,144,670
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,127,580
Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project, Series A, 6.125%, 1/01/29	6,510,000	5,003,195
Middlesex County COP, NATL Insured,
5.00%, 8/01/31	3,250,000	3,291,503
zero cpn., 6/15/24	1,000,000	494,610
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33	3,000,000	3,286,980
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,
5.25%, 7/01/21	750,000	757,005
5.35%, 7/01/34	1,575,000	1,580,481
Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured, Pre- Refunded, 5.00%, 2/01/26	1,000,000	1,031,150
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,
8/01/30	1,815,000	1,921,159
8/01/33	2,630,000	2,763,788
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	7,875,000	9,052,864
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,002,050
New Jersey EDA Revenue,
Cigarette Tax, 5.50%, 6/15/24	5,000,000	4,961,300
Cigarette Tax, 5.75%, 6/15/34	5,000,000	4,916,800
Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16	2,500,000	2,507,175
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,054,900
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,595,750
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	9,944,100
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,713,071
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,234,300
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	$8,660,000	$9,802,254
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	16,500,000	16,687,605
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	4,000,000	4,209,520
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	7,280,000	7,649,242
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	10,500,000	10,839,045
School Facilities Construction, Series O, 5.125%, 3/01/28	5,000,000	5,240,600
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,155,850
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,200,100
School Facilities Construction, Series U, AGMC Insured, 5.00%, 9/01/32	2,000,000	2,106,580
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,258,900
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,313,440
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,619,414
New Jersey EDA Water Facilities Revenue,
American Water Co., Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,129,000
Hackensack Water Co. Project, Refunding, Series A, NATL Insured, 5.80%, 3/01/24	1,000,000	999,820
New Jersey American Water Co., Refunding, Series B, 5.00%, 10/01/39	8,750,000	8,899,538
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25	2,170,000	2,396,591
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25	2,830,000	2,903,835
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,213,600
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	4,765,668
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	19,639,488
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,726,546
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,340,853
Hackensack University Medical Center, 6.00%, 1/01/34	10,000,000	10,071,800
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,186,350
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,173,450
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	4,286,250
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	1,930,160
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	4,675,000	4,695,617
Meridian Health System Obligated Group Issue, AGMC Insured, 5.25%, 7/01/29	20,000,000	20,009,400
Meridian Health System Obligated Group Issue, Refunding, AGMC Insured, 5.375%, 7/01/24	6,500,000	6,506,110
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	10,000,000	10,165,700
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	14,000,000	14,231,980
Robert Wood Johnson University Hospital, 5.75%, 7/01/25	5,000,000	5,004,200
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	9,714,100
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	9,788,500
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	26,103,296
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	11,069,900
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	20,638,002
Southern Ocean County Hospital, AGMC Insured,, 5.00%, 7/01/27	2,000,000	2,000,260
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	12,000,000	10,257,840
St. Mary’s Hospital, ETM, 5.875%, 7/01/12	1,535,000	1,578,471
St. Mary’s Hospital Passaic, Series 1, 5.00%, 3/01/26	3,355,000	3,477,088
St. Mary’s Hospital Passaic, Series 1, 5.00%, 3/01/27	3,345,000	3,439,162
St. Peter’s University Hospital, Refunding, Series A, 6.875%, 7/01/30	1,500,000	1,501,410
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,630,800
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
5.75%, 10/01/31	10,000,000	10,911,100
Series A, 5.25%, 10/01/38	15,000,000	15,457,800
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,067,390
New Jersey State Educational Facilities Authority Revenue,
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,371,838
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,346,060
FGIC Insured, Pre-Refunded, 5.50%, 7/01/30	6,615,000	6,641,725
Kean University, Refunding, Series A, 5.50%, 9/01/36	6,500,000	6,976,515
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,109,264
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	11,151,200
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	10,695,000	10,834,463
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	15,000,000	15,274,650
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,271,000

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Montclair State University, Series J, 5.25%, 7/01/38	$2,000,000	$2,075,880
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,322,050
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,398,150
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,148,190
Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/25	1,000,000	1,047,860
Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	1,500,000	1,571,790
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,801,334
Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%, 7/01/34	2,000,000	2,283,540
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,339,906
Refunding, Series D, 5.00%, 7/01/33	1,000,000	981,160
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,238,150
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,438,351
Rowan University, Refunding, Series C, NATL RE, FGIC Insured, 5.00%, 7/01/31	1,505,000	1,538,938
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,881,518
Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31	495,000	524,725
Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	1,000,000	1,087,890
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,722,150
Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26	1,870,000	1,890,271
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,639,325
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	590,637
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	865,138
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	511,367
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	710,909
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,654,330
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,302,388
Refunding, Series 1A, 5.00%, 12/01/26	2,000,000	2,081,280
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,188,400
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,208,650
Series A, 5.625%, 6/01/30	14,500,000	15,387,255
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,720,300
New Jersey State Housing and Mortgage Finance Agency MFHR,
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,001,340
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	970,912
Series D, AGMC Insured, 5.50%, 5/01/22	700,000	709,030
Series E1, AGMC Insured, 5.70%, 5/01/20	2,595,000	2,601,020
Series E1, AGMC Insured, 5.75%, 5/01/25	1,165,000	1,167,283
Series I, 5.75%, 11/01/38	3,365,000	3,480,520
New Jersey State Housing and Mortgage Finance Agency Revenue,
Home Buyer, Series CC, NATL Insured, 5.875%, 10/01/31	850,000	852,652
Series AA, 6.50%, 10/01/38	7,285,000	7,565,327
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	1,759,150
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	2,738,500
Transportation System, Series A, 6.00%, 12/15/38	25,000,000	28,623,250
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,361,600
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,581,250
Transportation System, Series A, zero cpn., 12/15/32	10,000,000	2,849,400
Transportation System, Series B, AMBAC Insured, Refunding, 5.25%, 12/15/23	15,000,000	16,645,950
Transportation System, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/15/21	10,000,000	10,694,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	6,056,700
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,224,300
Series A, AMBAC Insured, 5.00%, 1/01/30	13,500,000	13,871,115
Series E, 5.25%, 1/01/40	21,920,000	23,190,264
Series H, 5.00%, 1/01/36	14,000,000	14,574,000
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,
5.00%, 1/01/26	3,245,000	3,667,012
5.50%, 1/01/27	3,240,000	3,717,835
5.50%, 1/01/28	2,000,000	2,294,960
5.00%, 1/01/34	25,000,000	28,251,250
5.00%, 1/01/37	3,965,000	4,480,648
North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, NATL Insured, 5.00%, 8/01/22	1,000,000	1,005,650

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

8/01/31	$1,000,000	$966,970
Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
4/01/21	2,155,000	2,239,023
4/01/22	2,142,000	2,225,517
Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck Project, Series A, AGMC Insured, 5.00%, 4/15/35	1,375,000	1,433,341
Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured, 5.75%, 12/01/22	8,925,000	9,042,096
Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34	1,000,000	1,031,650
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	32,520,000	34,361,933
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,075,400
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%, 11/01/29	12,000,000	12,151,200
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured, zero cpn.,
12/01/35	2,815,000	695,446
12/01/36	2,810,000	655,489
12/01/37	2,815,000	619,891
12/01/38	2,810,000	584,030
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	14,367,730
Union County Utilities Authority Solid Waste Revenue, sub lease, Ogden Martin, Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23	2,245,000	2,240,824
University of Medicine and Dentistry COP,
AMBAC Insured, 5.00%, 4/15/32	4,625,000	4,463,726
NATL Insured, 5.00%, 6/15/36	15,500,000	14,572,325
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,735,955
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
12/01/24	2,500,000	2,530,350
12/01/31	29,395,000	28,307,973
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,197,338
Woodbridge Township GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/15/24	1,220,000	1,283,306

		1,120,221,402

New York 7.8%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,344,804
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,549,200
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,255,550
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,337,300
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,678,400
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	40,000,000	42,722,000
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,725,900
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,659,159
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Air Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	7,999,760

		127,272,073

Pennsylvania 0.3%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,119,450

U.S. Territories 20.6%
Puerto Rico 20.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,305,615
Puerto Rico Commonwealth GO, Public Improvement,
AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	13,655,000	14,372,570
Refunding, AGMC Insured, 5.125%, 7/01/30	8,350,000	8,396,176
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	7,000,000	7,202,650
Series A, 5.00%, 7/01/29	10,000,000	9,975,200
Series B, 5.00%, 7/01/35	1,825,000	1,794,194
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,731,419
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,416,450
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	9,999,600

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Series B, Pre-Refunded, 6.00%, 7/01/39	$10,000,000	$10,144,000
	Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,467,150
	Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, Pre-Refunded, 5.50%, 10/01/32	1,000,000	1,027,140
	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	8,000,000	7,825,440
	Puerto Rico Electric Power Authority Power Revenue,
	Series II, Pre-Refunded, 5.25%, 7/01/31	13,000,000	14,380,470
	Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	34,875,600
	Series TT, 5.00%, 7/01/32	22,000,000	21,911,780
	Series TT, 5.00%, 7/01/37	17,925,000	17,533,877
	Series WW, 5.50%, 7/01/38	16,620,000	17,088,185
	Series XX, 5.25%, 7/01/40	17,000,000	17,158,270
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	969,340
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	6,830,000	6,889,011
	Refunding, Series N, 5.00%, 7/01/32	20,000,000	19,606,200
	Series D, Pre-Refunded, 5.375%, 7/01/33	18,170,000	19,867,623
	Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,251,750
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
	5.75%, 8/01/37	10,000,000	10,742,800
	5.375%, 8/01/39	4,000,000	4,150,800
	5.50%, 8/01/42	17,000,000	17,803,080
	6.00%, 8/01/42	32,000,000	34,866,560

			332,752,950

	U.S. Virgin Islands 0.3%
	Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,945,350

	Total U.S. Territories		337,698,300

	Total Municipal Bonds before Short Term Investments (Cost $1,544,518,254)		1,600,533,825

	Short Term Investments 0.2%

	Municipal Bonds 0.2%
	New Jersey 0.1%
[a]	Mercer County Improvement Authority Revenue, Atlantic Foundation Project, Refunding, Daily VRDN and Put, 0.25%, 9/01/28	500,000	500,000
[a]	New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series R-1, Daily VRDN and Put, 0.24%, 9/01/31	600,000	600,000
[a]	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series C, Daily VRDN and Put, 0.24%, 7/01/43	500,000	500,000

			1,600,000

	New York 0.1%
[a]	Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure Obligations, Refunding, Series 3, Daily VRDN and Put, 0.29%, 6/01/20	1,000,000	1,000,000

	Total Short Term Investments (Cost $2,600,000)		2,600,000

	Total Investments (Cost $1,547,118,254) 98.1%		1,603,133,825
	Other Assets, less Liabilities 1.9%		30,512,471

	Net Assets 100.0%		$1,633,646,296

[a]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin New Jersey Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFAR	Public Financing Authority Revenue

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 97.4%
North Carolina 79.3%
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38	$7,600,000	$6,039,948
Appalachian State University Revenue, Refunding, NATL Insured, 5.00%, 7/15/30	2,000,000	2,055,280
Asheville Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/25	1,000,000	1,054,550
NATL Insured, 5.00%, 8/01/32	2,110,000	2,200,097
Broad River Water Authority Water System Revenue, NATL Insured, Pre-Refunded, 5.375%, 6/01/26	1,000,000	1,010,000
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, 5.00%,
4/01/27	1,500,000	1,564,575
4/01/28	1,750,000	1,820,892
Buncombe County COP, NATL Insured, 5.00%, 4/01/22	1,000,000	1,076,770
Buncombe County Metropolitan Sewer District Sewer System Revenue, Series A, 5.00%, 7/01/34	2,620,000	2,799,208
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35	16,000,000	16,898,400
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33	5,405,000	5,752,001
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,061,546
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,326,811
Refunding, Series A, 5.50%, 7/01/34	3,765,000	3,992,029
Series A, NATL Insured, 5.00%, 7/01/29	5,000,000	5,097,600
Series A, NATL Insured, 5.00%, 7/01/34	15,130,000	15,273,735
Charlotte COP,
Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25	7,230,000	7,491,148
Governmental Facilities Projects, Series G, 5.00%, 6/01/28	3,000,000	3,103,560
Refunding, 5.00%, 6/01/33	2,500,000	2,632,875
Refunding, Series C, 5.00%, 6/01/39	6,000,000	6,342,660
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,216,960
Charlotte GO, Series C, 5.00%, 7/01/27	2,010,000	2,106,078
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,512,000
Refunding, 5.00%, 6/01/25	1,000,000	1,040,150
Charlotte Water and Sewer System Revenue,
5.125%, 6/01/26	6,000,000	6,201,420
5.00%, 7/01/38	6,775,000	7,224,047
Pre-Refunded, 5.25%, 6/01/25	3,950,000	3,989,500
Refunding, 5.00%, 7/01/34	7,030,000	7,582,769
Refunding, Series B, 5.00%, 7/01/38	15,000,000	16,194,900
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31	3,865,000	3,887,417
Carolinas Healthcare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,151,320
Carolinas Healthcare System, Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,283,911
Carolinas Healthcare System, Series A, Pre-Refunded, 5.00%, 1/15/31	1,135,000	1,178,584
Refunding, 5.00%, 1/15/39	15,000,000	15,236,550
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,138,000
Columbus County Industrial Facilities and PCFA Revenue, International Paper, 5.70%, 5/01/34	2,500,000	2,535,775
Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental Health, AGMC Insured, Pre-Refunded, 5.625%, 6/01/24	5,000,000	5,264,700
Dare County COP,
AMBAC Insured, 5.125%, 6/01/21	650,000	675,070
AMBAC Insured, 5.00%, 6/01/23	3,000,000	3,107,310
AMBAC Insured, 5.00%, 6/01/29	5,295,000	5,429,705
NATL RE, FGIC Insured, 5.00%, 6/01/23	2,655,000	2,802,406
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,262,320
Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23	1,670,000	1,739,656
Fayetteville Public Works Commission Revenue, Fayetteville Public Works, Series B, 5.00%, 3/01/35	1,000,000	1,059,480
Gastonia Combined Utilities System Revenue, AGMC Insured, 5.00%, 5/01/25	1,000,000	1,011,150
Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
6/01/21	390,000	412,600
6/01/22	350,000	370,283
Greensboro HDC, Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%, 1/01/24	1,230,000	1,230,307
Quarterly Statement of Investments      See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 11/01/33	$6,000,000	$6,293,580
Guilford County GO, Refunding, Series C, 5.00%, 2/01/22	5,920,000	6,863,352
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
5.45%, 11/01/33	4,000,000	3,570,000
Refunding, 6.45%, 11/01/29	3,900,000	3,924,180
Harnett County COP,
AGMC Insured, 5.125%, 12/01/23	1,000,000	1,049,620
Assured Guaranty, 5.00%, 6/01/28	1,000,000	1,071,020
Assured Guaranty, 5.00%, 6/01/29	500,000	536,680
Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%, 3/01/21	1,000,000	1,023,230
High Point Combined Enterprise System Revenue,
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,317,250
NATL RE, FGIC Insured, 5.00%, 11/01/31	11,000,000	11,386,430
Iredell County COP, Iredell County School Project, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,268,640
5.00%, 6/01/28	1,000,000	1,053,850
Johnston Memorial Hospital Authority Mortgage Revenue, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,203,070
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	375,389
Mecklenburg County GO, Public Improvement, Series B, Pre-Refunded, 4.70%, 2/01/20	3,000,000	3,194,190
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,573,313
3/01/39	1,085,000	1,146,574
Nash Health Care System Health Care Facilities Revenue, AGMC Insured, 5.00%, 11/01/30	2,250,000	2,305,777
New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%, 12/01/22	5,000,000	5,384,200
New Hanover County Hospital Revenue, New Hanover Regional Medical, Refunding, Series B, AGMC Insured,
5.00%, 10/01/27	3,500,000	3,596,985
5.125%, 10/01/31	8,385,000	8,670,258
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	3,000,000	2,813,490
Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24	1,000,000	1,008,230
Wake Forest University, 5.00%, 1/01/38	10,200,000	10,812,510
North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,439,878
Refunding, Series A, 5.00%, 10/01/44	7,050,000	7,304,646
Refunding, Series B, 5.00%, 10/01/38	8,805,000	9,326,256
Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,207,500
Series A, 5.00%, 10/01/39	3,615,000	3,774,024
Series A, Pre-Refunded, 5.25%, 7/01/42	10,000,000	11,078,100
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,572,400
Refunding, Series A, 5.00%, 1/01/24	10,000,000	10,507,700
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,138,990
Series C, 6.75%, 1/01/24	3,500,000	4,134,375
North Carolina HFAR,
Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33	10,000,000	10,067,100
MF, Mortgage Loan Resolution, Refunding, Series H, FHA Insured, 6.05%, 7/01/28	1,015,000	1,015,000
MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20	1,000,000	1,000,000
MF, Refunding, Series J, FHA Insured, 5.45%, 7/01/17	175,000	175,109
Refunding, Series F, FHA Insured, 6.70%, 1/01/27	1,240,000	1,240,000
SF, Refunding, Series DD, FHA Insured, 6.20%, 9/01/27	470,000	541,222
SF, Series JJ, FHA Insured, 6.45%, 9/01/27	1,065,000	1,065,000
SFR, Series AA, 6.25%, 3/01/17	205,000	205,021
SFR, Series RR, FHA Insured, 5.85%, 9/01/28	1,095,000	1,145,515
North Carolina Infrastructure Finance Corp. COP, Capital Improvement, Series A, AGMC Insured, 5.00%, 5/01/22	6,595,000	7,252,653
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	11,964,600
Duke University Health System, Series A, 5.00%, 6/01/42	5,000,000	5,219,900
FirstHealth Carolinas Project, Series A, 6.125%, 10/01/39	11,315,000	11,984,282
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,073,650
Refunding, NATL RE, FGIC Insured, 5.00%, 1/01/33	10,805,000	10,830,824
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	630,000	632,173
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,220,952
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,179,200
WakeMed Project, AMBAC Insured, 5.00%, 10/01/32	4,205,000	4,210,214

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29	$1,500,000	$1,576,425
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38	6,000,000	6,226,500
WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38	2,515,000	2,634,337
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,076,250
North Carolina Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12	720,000	753,934
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,920,000	2,163,264
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,528,128
Mission-St. Joseph’s Health System Project, Refunding, NATL Insured, 5.125%, 10/01/28	1,770,000	1,773,841
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,184,300
Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30	1,580,000	1,628,301
Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17	2,780,000	2,787,256
Southeastern Regional Medical Center, 6.25%, 6/01/29	4,000,000	4,036,720
Southeastern Regional Medical Center, 5.375%, 6/01/32	3,500,000	3,484,355
Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19	1,090,000	1,092,878
North Carolina Medical Care Commission Revenue,
Betsy Johnson Project, AGMC Insured, 5.125%, 10/01/32	4,500,000	4,544,190
Chatham Hospital Project, NATL Insured, 5.25%, 2/01/31	4,450,000	4,507,049
Morehead Memorial Hospital, AGMC Insured, 5.00%, 11/01/26	2,000,000	2,055,960
Novant Health Obligation Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,769,346
Rowan Regional Medical Center, AGMC Insured, 5.00%, 9/01/33	25,970,000	26,115,951
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,679,950
Refunding, Series A, 5.00%, 1/01/30	4,670,000	4,919,425
[a]Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,511,550
Series A, NATL Insured, 5.25%, 1/01/19	5,000,000	5,283,300
Series A, NATL Insured, 5.25%, 1/01/20	1,500,000	1,592,670
North Carolina State Capital Improvement Limited Obligation Revenue,
Annual Appropriation, Series A, 5.00%, 5/01/26	10,020,000	10,934,726
Series A, 5.00%, 5/01/28	5,000,000	5,406,500
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%, 6/01/33	1,500,000	1,533,855
North Carolina State GO, Public Improvement, Series A,
5.00%, 5/01/23	10,000,000	11,573,400
4.50%, 3/01/26	4,855,000	5,183,295
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,127,260
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	6,818,240
5.75%, 1/01/39	12,120,000	12,860,047
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,021,170
6.25%, 10/01/38	2,000,000	2,057,060
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,657,394
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,071,730
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,016,300
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured, 5.00%,
4/01/31	5,920,000	5,983,581
10/01/34	6,000,000	6,038,400
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	7,831,350
Pasquotank County COP, NATL Insured, 5.00%, 6/01/25	1,400,000	1,442,868
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,553,050
Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,032,080
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/31	10,360,000	10,971,344
Refunding, Series A, 5.00%, 3/01/23	3,780,000	4,448,266
Series A, 5.00%, 3/01/36	6,000,000	6,292,320
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,307,155
Raleigh-Durham Airport Authority Airport Revenue, Series A,
AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,484,753
NATL RE, FGIC Insured, 5.00%, 11/01/25	6,480,000	6,605,518
NATL RE, FGIC Insured, 5.00%, 11/01/31	8,000,000	8,094,080

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	$9,380,000	$9,811,949
Union County COP, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,226,200
University of North Carolina at Asheville Revenue, General,
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/27	790,000	814,174
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27	410,000	445,457
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,
5.00%, 12/01/28	1,000,000	1,053,980
5.00%, 12/01/31	9,000,000	9,625,950
Refunding, Series A, 5.00%, 12/01/34	11,460,000	11,991,515
Series A, 5.00%, 12/01/25	4,000,000	4,074,240
University of North Carolina at Charlotte Revenue, General, Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,204,900
University of North Carolina at Greensboro Revenue,
General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,059,200
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/26	4,940,000	5,181,912
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,132,500
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,712,991
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,794,479
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	1,961,783
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,467,018
University of North Carolina System Pool Revenue,
AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,591,375
Series A, AMBAC Insured, 5.00%, 4/01/27	785,000	814,273
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	645,000	710,029
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	670,000	736,725
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,289,150
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,068,880
Wake County GO, Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36	5,000,000	5,312,450
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project, Refunding, 5.375%, 2/01/17	8,000,000	8,386,800
Wake County Revenue, 5.00%,
1/01/33	10,820,000	11,611,158
1/01/37	12,000,000	12,769,680
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,193,500
Wilkes County COP,
NATL Insured, 5.00%, 6/01/31	4,295,000	4,431,753
NATL Insured, 5.00%, 6/01/36	6,085,000	6,224,042
Public Improvements Project, AGMC Insured, 5.375%, 12/01/20	1,000,000	1,022,220
Wilmington COP,
AMBAC Insured, 5.00%, 9/01/29	1,000,000	1,046,170
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,511,727
Series A, 5.00%, 6/01/33	6,000,000	6,302,280
Series A, 5.00%, 6/01/38	7,625,000	7,943,115
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
6/01/28	700,000	743,659
6/01/33	1,000,000	1,042,510
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,693,910
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,119,040
Winston-Salem Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,347,300
Pre-Refunded, 5.125%, 6/01/20	2,500,000	2,643,575
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,072,876

		968,844,222

U.S. Territories 18.1%
Puerto Rico 17.7%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	7,000,000	6,091,820
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,220,897
Puerto Rico Commonwealth GO,
Public Improvement, AGMC Insured, Pre-Refunded, 5.125%, 7/01/30	4,805,000	5,057,503
Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	3,445,000	3,464,051
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	5,000,000	5,130,850

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Public Improvement, Refunding, Series B, 6.00%, 7/01/39	$10,000,000	$10,624,600
	Public Improvement, Series A, 5.375%, 7/01/28	4,925,000	4,954,205
	Public Improvement, Series A, 5.125%, 7/01/31	3,265,000	3,269,767
	Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28	2,405,000	2,537,852
	Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	1,000,000	1,052,550
	Series A, 5.00%, 7/01/26	8,050,000	7,927,398
	Series A, 5.25%, 7/01/37	5,000,000	4,964,050
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Refunding, Series A, NATL Insured, 5.00%, 7/01/38	85,000	83,486
	Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	3,060,000	3,120,955
	Refunding, Series H, 5.00%, 7/01/35	1,490,000	1,454,568
	Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,467,150
	Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,272,580
	Series H, Pre-Refunded, 5.00%, 7/01/35	2,790,000	3,138,248
	Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	8,000,000	7,619,120
	Puerto Rico Electric Power Authority Power Revenue,
	Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,624,100
	Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,487,560
	Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,162,520
	Series TT, 5.00%, 7/01/32	10,100,000	10,059,499
	Series WW, 5.50%, 7/01/38	6,700,000	6,888,739
	Series XX, 5.25%, 7/01/40	5,600,000	5,652,136
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	1,790,000	1,805,466
	Refunding, Series N, 5.00%, 7/01/32	10,000,000	9,803,100
	Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,616,450
	Series D, Pre-Refunded, 5.375%, 7/01/33	5,210,000	5,696,770
	Series I, 5.00%, 7/01/36	2,405,000	2,373,831
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
	5.375%, 8/01/39	20,000,000	20,754,000
	5.50%, 8/01/42	5,750,000	6,021,630
	6.00%, 8/01/42	45,750,000	49,848,285

			216,245,736

	U.S. Virgin Islands 0.4%
	Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,585,690

	Total U.S. Territories		221,831,426

	Total Municipal Bonds before Short Term Investments (Cost $1,154,749,711)		1,190,675,648

	Short Term Investments 1.3%

	Municipal Bonds 1.3%
	North Carolina 1.3%
[b]	Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Healthcare System, Refunding, Series B, Daily VRDN and Put, 0.27%, 1/15/26	1,750,000	1,750,000
[b]	North Carolina Medical Care Commission Health Care Facilities Revenue, Cleveland County Health, Daily VRDN and Put, 0.28%, 1/01/33	2,330,000	2,330,000
	Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.26%, 7/01/34	5,500,000	5,500,000
[b]	North Carolina Medical Care Commission Hospital Revenue, Randolph Hospital, Refunding, Daily VRDN and Put, 0.28%, 10/01/37	6,000,000	6,000,000

	Total Short Term Investments (Cost $15,580,000)		15,580,000

	Total Investments (Cost $1,170,329,711) 98.7%		1,206,255,648
	Other Assets, less Liabilities 1.3%		15,852,103

	Net Assets 100.0%		$1,222,107,751

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin North Carolina Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GO	General Obligation
HDC	Housing Development Corp.
HFAR	Housing Finance Authority Revenue
MF	Multi-Family
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCFA	Pollution Control Financing Authority
PFAR	Public Financing Authority Revenue
SF	Single Family
SFR	Single Family Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 99.1%
Ohio 96.2%
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children’s Hospital Center, AGMC Insured, 5.00%, 11/15/22	$5,000,000	$5,100,250
Akron GO, Improvement, NATL RE, FGIC Insured, 5.00%,
12/01/20	2,150,000	2,287,965
12/01/21	2,255,000	2,390,480
12/01/22	1,185,000	1,251,775
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured, 5.00%,
12/01/22	2,460,000	2,558,203
12/01/24	3,200,000	3,308,672
12/01/33	8,005,000	8,125,315
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,035,020
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding, Series A, 5.25%, 6/01/38	15,000,000	15,186,150
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
Assured Guaranty, 5.25%, 2/15/33	30,000,000	31,548,300
BHAC Insured, 5.00%, 2/15/38	22,000,000	22,751,080
Anthony Wayne Local School District GO, Refunding, AGMC Insured, 5.00%, 12/01/24	3,200,000	3,298,720
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.65%, 12/01/21	1,845,000	1,911,863
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.70%, 12/01/25	2,335,000	2,420,204
School Facilities Construction and Improvement, Refunding, AGMC Insured, 5.65%, 12/01/21	645,000	660,164
Athens City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 6.00%, 12/01/24	2,345,000	2,434,040
Austintown Local School District GO, School Improvement, AGMC Insured, 5.125%, 12/01/30	7,715,000	8,149,972
Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/26	2,020,000	2,054,461
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,
12/01/23	1,000,000	1,141,510
12/01/29	2,295,000	2,619,765
Bluffton Exempted Village School District GO, Library Construction Improvement, AMBAC Insured, 5.50%, 12/01/28	1,190,000	1,380,864
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36	2,940,000	2,986,981
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,402,193
Brookville Local School District GO, AGMC Insured, Pre-Refunded,
5.25%, 12/01/22	1,075,000	1,227,123
5.00%, 12/01/31	3,000,000	3,398,910
Buckeye Local School District GO, Construction and Improvement, FGIC Insured, Pre-Refunded, 5.50%, 12/01/25	750,000	769,140
Butler County GO,
Judgment, AGMC Insured, Pre-Refunded, 4.75%, 12/01/26	4,000,000	4,438,160
Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,280,932
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31	40,000	42,144
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32	1,455,000	454,513
12/01/33	2,000,000	585,180
Central Local School District GO, Classroom Facilities, AGMC Insured, 5.75%, 12/01/22	1,555,000	1,591,776
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,
12/01/22	1,905,000	1,072,667
12/01/23	1,905,000	1,020,432
12/01/24	1,905,000	967,416
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,
12/15/26	7,310,000	7,774,039
Quarterly Statement of Investments       See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

12/15/27	$7,000,000	$7,415,380
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27	2,500,000	2,832,425
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/24	5,000,000	5,808,350
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27	14,900,000	17,206,967
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28	5,000,000	5,754,450
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22	9,510,000	10,516,919
Cincinnati Technical College Revenue, AMBAC Insured,
5.25%, 10/01/23	2,510,000	2,571,319
5.00%, 10/01/28	2,715,000	2,724,720
Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20	2,035,000	2,100,710
Cleveland Airport System Revenue,
Series A, AGMC Insured, 5.00%, 1/01/31	20,215,000	20,274,634
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	9,816,730
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,521,800
Series C, Assured Guaranty, 5.00%, 1/01/27	15,000,000	15,495,900
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27	4,000,000	4,162,800
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	1,944,300
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,064,820
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,051,800
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.25%, 6/01/24	1,000,000	1,045,350
Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,
1/01/22	2,075,000	2,219,171
1/01/23	4,285,000	4,582,722
1/01/25	8,150,000	8,716,262
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project, AMBAC Insured, 5.00%,
8/01/25	2,440,000	2,196,830
8/01/28	2,145,000	1,885,755
Clyde-Green Springs Exempted Village School District GO, School Facilities Construction, Refunding and Improvement, NATL Insured, 5.125%, 12/01/32	1,000,000	1,023,570
Columbus City School District GO, Linden Elementary Construction, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	900,000	960,921
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,490,332
Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
12/01/22	1,000,000	1,047,640
12/01/32	3,000,000	3,050,910
Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, Pre-Refunded, 5.75%, 1/20/29	1,000,000	1,026,480
Cuyahoga County Utility System Revenue, Medical Center Co. Project,
Improvement, AMBAC Insured, 5.125%, 2/15/28	1,000,000	971,030
Refunding and Improvement, Series B, NATL Insured, 6.10%, 8/15/15	2,945,000	2,952,834
Darke County GO, Real Estate Acquisition and Improvement, NATL RE, FGIC Insured, 5.125%, 12/01/27	1,020,000	1,014,757
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,
4.75%, 12/01/25	9,400,000	9,573,148
5.00%, 12/01/29	8,275,000	8,431,480
Deerfield Township Tax Increment Revenue, Refunding, Series B, NATL Insured, 5.00%, 12/01/25	1,000,000	1,019,230
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,064,200
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	3,590,642
Eastlake GO, Capital Facilities, NATL Insured, 5.00%, 12/01/27	1,950,000	1,997,716
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,392,975
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,371,404
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,293,881
12/01/24	1,265,000	1,356,194

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

12/01/25	$1,330,000	$1,420,719
Fairfield County GO, NATL RE, FGIC Insured, 5.00%, 12/01/20	1,600,000	1,687,696
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, 5.00%, 12/01/28	2,085,000	2,183,099
Field Local School District GO, School Facilities Construction and Improvement, AMBAC Insured, 5.00%, 12/01/27	1,290,000	1,298,488
Finneytown Local School District GO, NATL RE, FGIC Insured, 5.80%, 12/01/24	1,980,000	1,986,257
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,873,924
Franklin County Hospital Revenue,
Improvement, Nationwide Children’s Hospital, 5.25%, 11/01/40	15,000,000	15,528,600
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,289,900
The Children’s Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21	3,365,000	3,555,089
The Children’s Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28	4,265,000	4,505,930
The Children’s Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	10,000,000	10,116,700
Franklin GO, NATL Insured, 5.25%, 12/01/27	1,500,000	1,550,580
Garfield Heights GO, Various Purpose, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/27	2,655,000	2,658,159
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, 5.125%, 12/01/31	1,000,000	1,055,960
Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/33	6,055,000	6,203,892
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/24	1,300,000	1,327,469
Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 5.125%, 12/01/21	1,750,000	1,870,348
Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,
12/01/27	1,205,000	1,259,936
12/01/28	1,265,000	1,318,383
12/01/32	2,675,000	2,759,878
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
12/01/22	1,475,000	1,629,241
12/01/28	2,620,000	2,893,973
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	13,241,872
Greene County Sewer System Revenue, Governmental Enterprise, AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25	1,890,000	1,958,267
Greene County Water System Revenue, Governmental Enterprise, NATL Insured, Pre-Refunded, 5.25%, 12/01/21	5,400,000	5,835,024
Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,706,248
Hamilton County Convention Facilities Authority Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,497,686
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	8,270,690
Hamilton County Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, NATL RE, FGIC Insured, 5.25%, 5/15/34	5,000,000	5,022,950
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,194,200
Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32	3,965,000	3,984,191
Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32	245,000	246,720
Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32	15,755,000	16,137,689
Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32	955,000	979,840
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	35,761,254
Hamilton County Sewer System Revenue,
Improvement, Series A, NATL Insured, Pre-Refunded, 5.25%, 12/01/21	1,000,000	1,069,860
Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%, 12/01/30	4,000,000	4,193,520
Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
11/01/18	1,010,000	1,051,107
11/01/19	1,015,000	1,054,453
11/01/20	1,120,000	1,161,317
11/01/21	1,180,000	1,221,536
Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
5.60%, 12/01/21	1,000,000	1,025,760
5.50%, 12/01/27	1,170,000	1,199,566
Highland Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/23	3,680,000	3,926,266
12/01/26	3,675,000	3,920,931

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	$2,190,000	$1,517,670
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	2,973,875
School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28	4,000,000	4,146,960
School Improvement, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/28	3,010,000	3,106,591
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,736,250
12/01/36	5,000,000	5,218,950
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,
12/01/27	3,205,000	3,384,320
12/01/30	2,250,000	2,341,980
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,861,254
Independence Local School District GO, NATL RE, FGIC Insured, 5.25%, 12/01/21	1,390,000	1,468,716
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,258,558
Jackson Center Local School District Shelby County GO, Facilities Construction and Improvement, NATL Insured, 5.00%, 12/01/28	1,175,000	1,206,572
Jackson City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/27	3,000,000	3,146,100
Jackson Local School District GO, Stark and Summit Counties Local School District, AGMC Insured, Pre-Refunded,
5.50%, 12/01/20	4,000,000	4,103,080
5.625%, 12/01/25	3,500,000	3,592,365
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,
4.75%, 12/01/22	1,105,000	1,215,180
5.00%, 12/01/27	6,195,000	6,850,927
5.00%, 12/01/30	3,320,000	3,671,522
Kenston Local School District GO, School Improvement, NATL Insured, 5.00%,
12/01/24	2,380,000	2,477,223
12/01/25	2,500,000	2,597,075
Kent State University Revenues, General Receipts, Series B, Assured Guaranty,
5.00%, 5/01/30	1,650,000	1,728,458
4.25%, 5/01/31	3,395,000	3,399,889
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/28	2,970,000	3,395,155
12/01/31	2,595,000	2,966,474
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%, 12/01/30	6,170,000	6,416,491
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,431,400
Lake Local School District Wood County GO, NATL Insured, Pre-Refunded,
5.30%, 12/01/21	1,575,000	1,704,292
5.375%, 12/01/25	1,900,000	2,058,099
Lakewood City School District GO,
NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,722,217
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,053,220
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	25,451,742
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	2,220,000	2,263,867
Lakota Local School District GO,
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,269,650
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,315,580
Lancaster Wastewater System Improvement Revenue, Assured Guaranty, 4.75%, 12/01/33	4,000,000	4,098,320
Lebanon City School District GO, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	6,250,000	6,668,250
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,
4.75%, 12/01/23	2,230,000	2,323,125
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,430,054
Licking Heights Local School District GO, School Facilities Construction and Improvement,
Refunding, Series A, NATL Insured, 5.00%, 12/01/24	2,085,000	2,196,881
Refunding, Series A, NATL Insured, 5.00%, 12/01/25	2,215,000	2,325,617
Refunding, Series A, NATL Insured, 5.00%, 12/01/26	2,345,000	2,455,614
Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28	4,000,000	4,104,560
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	20,255,000	20,195,248
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,706,120

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Logan Hocking Local School District GO, Construction and Improvement, NATL Insured, Pre-Refunded, 5.00%,
12/01/22	$1,200,000	$1,281,228
12/01/29	1,000,000	1,067,690
London City School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
12/01/22	700,000	745,752
12/01/29	1,500,000	1,598,040
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,709,159
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	19,382,438
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	7,988,640
Lorain GO, Urban Renewal, NATL Insured, Pre-Refunded, 5.70%, 12/01/28	1,050,000	1,077,563
Louisville City School District GO, NATL RE, FGIC Insured, 5.00%, 12/01/24	3,500,000	3,545,220
Lucas County GO,
8.00%, 12/01/10	220,000	228,160
[a]Various Purpose, 4.50%, 10/01/35	10,685,000	10,572,807
[a]Various Purpose, 5.00%, 10/01/40	5,750,000	5,939,405
Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group,
NATL Insured, ETM, 5.75%, 11/15/14	4,460,000	4,464,282
Refunding, AMBAC Insured, 5.375%, 11/15/29	750,000	753,863
Refunding, NATL Insured, 5.75%, 11/15/14	300,000	300,114
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,580,904
Madison Local School District Butler County GO, School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26	1,120,000	1,157,744
Mahoning County Career and Technical Center Board Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,494,750
Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,580,917
Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18	1,905,000	1,943,824
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,323,300
Marion County City School District GO, School Facilities Construction and Improvement Project, AGMC Insured, Pre-Refunded,
5.55%, 12/01/20	1,000,000	1,035,750
5.625%, 12/01/22	1,100,000	1,139,732
Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31	1,500,000	1,615,200
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/32	3,610,000	3,763,678
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,
12/01/28	2,120,000	2,473,383
12/01/30	2,650,000	3,091,728
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	634,640
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	599,590
AGMC Insured, Pre-Refunded, 5.30%, 12/01/21	2,000,000	2,069,040
AGMC Insured, Pre-Refunded, 5.35%, 12/01/25	2,010,000	2,079,868
AGMC Insured, Pre-Refunded, 5.375%, 12/01/29	2,465,000	2,551,004
Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,023,990
School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29	2,890,000	2,999,011
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,760,590
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,174,469
Assured Guaranty, 4.75%, 12/01/47	5,000,000	4,888,650
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,590,449
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	13,939,224
Marysville Water System Mortgage Revenue, AMBAC Insured,
5.00%, 12/01/32	1,250,000	1,290,988
4.50%, 12/01/38	2,500,000	2,429,575
Mason City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,715,750
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/27	3,610,000	3,791,511
Medina GO, 5.00%, 12/01/22	1,100,000	1,167,199
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,198,286

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/22	$1,675,000	$1,749,672
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	14,975,000	16,856,459
Milford Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded,
5.00%, 12/01/22	2,000,000	2,133,840
5.125%, 12/01/30	7,325,000	7,828,740
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,443,845
Minster School District School Facilities and Construction GO, AGMC Insured, Pre-Refunded,
5.70%, 12/01/23	3,190,000	3,306,403
5.75%, 12/01/27	3,260,000	3,379,772
Monroe Local School District GO,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,104,570
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	5,115,000	5,198,528
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,211,375
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,143,200
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	9,967,900
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, 4.75%, 12/01/21	1,000,000	1,024,080
Mount Healthy City School District GO, School Improvement, AGMC Insured, 5.00%,
12/01/31	1,880,000	1,993,026
12/01/35	2,500,000	2,619,050
New Albany Community Authority Community Facilities Revenue, Refunding, Series B, AMBAC Insured,
5.125%, 10/01/21	3,000,000	3,072,060
5.20%, 10/01/24	5,000,000	5,092,100
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	700,000	700,777
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,115,600
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, Pre-Refunded, 5.45%, 12/01/25	3,035,000	3,142,014
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	485,000	485,364
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,
4.875%, 12/01/18	1,255,000	1,332,936
5.25%, 12/01/23	1,410,000	1,496,222
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,972,686
Ohio State Air Quality Development Authority Revenue,
JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22	6,875,000	6,223,250
Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,113,841
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	38,845,000	39,614,908
Ohio State Building Authority Revenue, State Facilities,
Administration Building Fund Project, Refunding, Series A, AGMC Insured, 5.00%, 4/01/22	3,100,000	3,196,503
Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,718,952
Ohio State Department of Transportation COP, Panhandle Rail Line Project, AGMC Insured, 6.50%, 4/15/12	385,000	386,405
Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22	5,000,000	5,108,350
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, 4.00%, 11/01/29	6,220,000	6,137,087
FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	8,460,000	9,333,410
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,879,312
Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,292,060
Kenyon College Project, Refunding, 5.25%, 7/01/44	25,000,000	25,648,250
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	21,738,495
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	9,999,500
University Hospital, BHAC Insured, 4.75%, 1/15/46	15,000,000	14,721,150
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	13,794,165
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,602,170
Xavier University, 5.00%, 5/01/40	14,500,000	14,612,085
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	10,000,000	10,183,000

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	$4,935,000	$5,013,960
Otterbein College Project, CIFG Insured, 5.00%, 12/01/25	2,205,000	2,271,106
Otterbein College Project, CIFG Insured, 5.00%, 12/01/35	3,225,000	3,257,379
Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31	16,425,000	16,575,617
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,232,214
Ohio State University General Receipts Revenue,
Series A, 5.125%, 12/01/31	2,500,000	2,582,325
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	5,255,000	5,409,392
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,493,759
Olentangy Local School District GO,
AGMC Insured, 5.00%, 12/01/25	45,000	46,333
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,052,200
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,790,000	1,944,799
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,036,118
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	3,910,000	4,248,137
NATL Insured, 7.75%, 12/01/10	375,000	388,830
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	92,142
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,395,033
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.625%, 12/01/27	4,500,000	4,617,630
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	7,831,392
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,888,288
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.25%, 12/01/23	2,175,000	2,415,859
Pickerington Local School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	3,000,000	3,200,760
Plain Local School District GO,
FGIC Insured, Pre-Refunded, 6.00%, 12/01/25	3,700,000	3,907,718
NATL RE, FGIC Insured, 6.00%, 12/01/25	800,000	821,992
Plainesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	2,515,000	2,595,581
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,
12/01/25	1,700,000	1,929,177
12/01/26	2,725,000	3,092,357
12/01/30	2,260,000	2,564,671
Ravenna City School District GO, School Improvement, AGMC Insured, 5.00%, 1/15/31	1,710,000	1,801,895
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,186,660
Ridgewood Local School District GO, School Facilities Improvement, AGMC Insured, Pre-Refunded, 6.00%, 12/01/24	1,730,000	1,795,688
Rittman Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,088,950
Riverside Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded, 5.75%, 12/01/22	1,000,000	1,036,740
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,132,900
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
5.00%, 12/01/21	1,225,000	1,294,862
5.25%, 12/01/26	725,000	763,461
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	5,639,257
Sidney City School District GO, School Improvement,
FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,578,401
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23	1,780,000	1,924,803
Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28	1,000,000	1,081,350
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	5,919,889
12/01/28	2,000,000	2,279,320
Springboro Sewer System Revenue, Mortgage, NATL Insured, 5.00%, 6/01/27	1,095,000	1,126,098
St. Henry Local Consolidated School District GO, NATL Insured, Pre-Refunded, 5.75%, 12/01/22	1,515,000	1,571,040
St. Mary’s City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,552,990

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Steubenville City School District GO, School Facilities Construction and Improvement, Capital Appreciation, NATL Insured, 5.60%, 12/01/22	$1,500,000	$1,535,490
Streetsboro City School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/25	2,500,000	2,665,350
Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34	2,355,000	2,438,014
Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22	1,950,000	1,971,703
Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	4,505,000	4,867,923
Swanton Local School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.25%, 12/01/25	1,895,000	2,044,686
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,024,630
Sylvania City School District GO,
Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/22	1,550,000	1,598,965
School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,043,613
Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20	2,225,000	2,405,892
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	4,864,281
AGMC Insured, 5.00%, 12/01/23	1,500,000	1,565,865
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	1,992,914
Toledo GO, Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,609,475
Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
11/15/22	1,000,000	1,044,690
11/15/23	1,000,000	1,041,070
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,604,535
Toledo Waterworks Revenue, NATL Insured, 5.00%, 11/15/30	6,425,000	6,631,821
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,886,482
Tri-Valley Local School District GO,
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	7,225,000	7,870,409
NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	1,305,000	1,421,576
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,876,787
Trumbull County GO, Refunding, NATL Insured, 5.20%, 12/01/20	1,475,000	1,542,083
Twinsburg GO,
Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21	1,000,000	1,021,510
Park Land and Conservation, NATL RE, FGIC Insured, 5.00%, 12/01/21	1,000,000	1,021,510
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,285,275
University of Akron General Receipts Revenue,
NATL RE, FGIC Insured, 4.75%, 1/01/25	1,080,000	1,095,919
NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,501,019
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,277,090
Series A, AGMC Insured, 5.00%, 1/01/33	6,030,000	6,163,263
Series B, AGMC Insured, 5.00%, 1/01/38	21,760,000	22,074,214
University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%, 6/01/28	7,400,000	7,416,576
University of Cincinnati General Receipts Revenue,
AMBAC Insured, 5.00%, 6/01/31	1,350,000	1,368,293
Refunding, Series G, NATL Insured, 5.00%, 6/01/28	8,575,000	8,900,421
Series A, AMBAC Insured, 5.00%, 6/01/23	1,845,000	1,914,556
Series A, AMBAC Insured, 5.00%, 6/01/24	1,940,000	2,003,011
Series A, AMBAC Insured, 5.00%, 6/01/25	2,005,000	2,060,458
Series C, Assured Guaranty, 5.00%, 6/01/30	5,440,000	5,734,250
Series C, AGMC Insured, 5.00%, 6/01/31	10,000,000	10,448,700
Series G, NATL Insured, 5.00%, 6/01/29	3,410,000	3,524,030
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,055,900
Upper Scioto Valley Local School District GO, School Facilities Construction and Improvement,
NATL RE, FGIC Insured, 5.25%, 12/01/25	1,160,000	1,164,779
Van Wert City School District GO, School Improvement,
FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,295,000	3,630,925
FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	2,500,000	2,754,875
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	1,510,000	1,663,945
Warren City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	3,000,000	3,110,850

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Warrensville Heights City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
	5.625%, 12/01/20	$3,500,000	$3,618,370
	5.75%, 12/01/24	2,750,000	2,844,710
	Waterville GO, Refunding, NATL Insured, 5.05%, 12/01/26	1,085,000	1,126,154
	West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25	1,500,000	1,537,545
	West Muskingum Local School District School Facilities GO, NATL RE, FGIC Insured, 5.00%, 12/01/24	2,750,000	2,778,930
	Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,241,193
	Westfall Local School District GO, School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 6.00%, 12/01/22	2,850,000	2,850,000
	Wheelersburg Local School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/32	1,400,000	1,464,106
	Youngstown State University General Receipts Revenue, Assured Guaranty,
	5.25%, 12/15/29	4,000,000	4,297,400
	5.50%, 12/15/33	4,225,000	4,548,719
	Zanesville City School District GO, School Improvement, NATL Insured,
	4.75%, 12/01/22	5,500,000	5,729,405
	4.75%, 12/01/26	3,250,000	3,353,187
	5.05%, 12/01/29	3,500,000	3,626,560

			1,632,223,688

	U.S. Territories 2.9%
	Puerto Rico 2.9%
	Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32	10,000,000	10,922,400
	Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured, 4.75%, 12/01/15	6,500,000	6,752,070
	Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V, NATL RE, FGIC Insured, 5.25%, 7/01/30	5,000,000	5,189,300
	Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,500,000	3,545,920
	Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21	11,000,000	11,019,030
	Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, ETM, 6.00%, 8/01/26	9,140,000	11,770,400

			49,199,120

	Total Municipal Bonds Before Short Term Investments (Cost $1,614,531,364)		1,681,422,808

	Short Term Investments 0.6%

	Municipal Bonds 0.6%
	Ohio 0.6%
[b]	Allen County Hospital Facilities Revenue, Catholic Healthcare, Series B, Daily VRDN and Put, 0.28%, 10/01/31	1,500,000	1,500,000
[b]	Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,
	Sub Series B-1, Daily VRDN and Put, 0.28%, 1/01/39	100,000	100,000
	Sub Series B-3, Daily VRDN and Put, 0.28%, 1/01/39	1,700,000	1,700,000
[b]	Ohio State Higher Educational Facility Revenue, Case Western Reserve University Project, Refunding,
	Series B-1, Daily VRDN and Put, 0.29%, 12/01/44	5,700,000	5,700,000
	Series B-2, Daily VRDN and Put, 0.26%, 12/01/44	1,400,000	1,400,000

	Total Short Term Investments (Cost $10,400,000)		10,400,000

	Total Investments (Cost $1,624,931,364) 99.7%		1,691,822,808
	Other Assets, less Liabilities 0.3%		5,218,194

	Net Assets 100.0%		$1,697,041,002

[a]	Security purchased on a when issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Ohio Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HMR	Home Mortgage Revenue
ID	Improvement District
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

		Principal
		Amount	Value

	Municipal Bonds 97.1%
	Oregon 79.0%
	Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$5,990,000	$6,052,356
	Beaverton School District GO,
	AGMC Insured, 4.125%, 6/01/26	1,315,000	1,343,378
	Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,372,902
	Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,064,840
	Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20	1,550,000	1,575,327
	Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28	1,525,000	1,529,468
[a]	Central Oregon Community College District GO, 5.00%, 6/15/30	13,590,000	14,750,722
	Chemeketa Community College District GO, 5.00%,
	6/15/25	1,500,000	1,651,950
	6/15/26	2,615,000	2,866,485
	Clackamas County Canby School District No. 86 GO,
	5.25%, 6/15/20	3,000,000	3,004,950
	AGMC Insured, 5.00%, 6/15/23	1,000,000	1,072,000
	AGMC Insured, 5.00%, 6/15/25	1,000,000	1,066,280
	Clackamas County Hospital Facility Authority Revenue,
	Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22	2,125,000	2,094,697
	Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26	1,000,000	921,860
	Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	6,804,335
	Willamette Falls Hospital Project, 6.00%, 4/01/19	1,000,000	1,007,810
	Willamette View Inc. Project, Refunding, 6.10%, 11/01/12	385,000	386,117
	Willamette View Inc. Project, Refunding, 6.30%, 11/01/21	1,500,000	1,492,665
	Clackamas County Oregon Trail School District No. 46 GO, 5.00%, 6/15/32	6,855,000	7,274,183
	Clackamas County School District No. 7J Lake Oswego GO,
	NATL Insured, Pre-Refunded, 5.00%, 6/01/26	5,000,000	5,231,100
	Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,639,293
	Clackamas County School District No. 12 North Clackamas GO,
	Convertible Deferred Interest, Series B, AGMC Insured, zero cpn. to 6/15/11, 5.00% thereafter, 6/15/27	25,000,000	25,048,500
	Series A, AGMC Insured, 4.75%, 6/15/31	3,500,000	3,620,435
	Clackamas County School District No. 46 Oregon Trail GO,
	Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	2,933,762
	Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	2,859,731
	Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,384,833
	Refunding, Series A, 5.00%, 6/15/29	2,655,000	2,856,674
	Clackamas County School District No. 108 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	5,000,000	5,240,150
	Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	971,240
	Columbia and Washington Counties School District NO. 47J Vernonia GO, 5.00%, 6/15/35	3,175,000	3,333,401
	Columbia Gorge Community College District GO, NATL Insured, 5.00%, 6/15/22	1,000,000	1,078,710
	Coos County School District No. 13 GO, AGMC Insured,
	5.00%, 6/15/22	55,000	57,076
	Pre-Refunded, 5.00%, 6/15/22	2,465,000	2,684,903
	Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%, 12/15/20	2,750,000	2,824,607
	The Dalles GO, Refunding, Assured Guaranty, 5.00%, 6/01/29	1,600,000	1,741,296
	Deschutes and Jefferson Counties School District No. 2J Redmond GO,
	5.50%, 6/15/34	5,000,000	5,514,500
	Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	1,000,000	1,069,550
	Deschutes County Administrative School District No. 1 GO, Series A, AGMC Insured, Pre-Refunded, 5.125%, 6/15/21	3,500,000	3,672,620
	Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
	Refunding, 8.25%, 1/01/38	20,000,000	23,997,600
	Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,217,280
	Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21	1,000,000	1,070,400
	Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33	10,060,000	10,575,173
	Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,
	6.00%, 5/01/30	4,000,000	4,146,040
	6.375%, 5/01/39	12,000,000	12,574,560
	Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21	1,190,000	1,244,312
	High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30	1,010,000	1,040,957
Quarterly Statement of Investments       See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29	$5,360,000	$5,568,075
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,
10/01/26	2,000,000	1,983,760
10/01/31	2,000,000	1,910,680
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,178,891
6/15/40	3,975,000	4,072,666
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,009,240
12/01/32	1,000,000	979,320
12/01/37	1,475,000	1,427,092
Jackson County School District No. 4 GO, AGMC Insured,
5.00%, 6/15/20	1,450,000	1,483,147
Pre-Refunded, 5.00%, 6/15/20	550,000	576,708
Jackson County School District No. 6 Central Point GO, Refunding, AGMC Insured, 4.75%, 6/15/20	2,005,000	2,130,292
Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
6/15/20	1,680,000	1,761,581
6/15/21	1,500,000	1,572,840
Jackson County School District No. 549C Medford GO,
5.00%, 6/15/33	3,225,000	3,410,599
5.00%, 6/15/34	5,000,000	5,266,800
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,098,275
Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31	3,240,000	3,286,526
Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center Project,
Pre-Refunded, 6.25%, 9/01/31	3,290,000	3,729,840
Refunding, 6.25%, 9/01/31	1,960,000	1,798,418
Refunding, Assured Guaranty, 5.00%, 9/01/36	5,000,000	4,687,400
Lake Oswego GO, Refunding, Series A, 5.00%, 12/01/31	6,400,000	6,944,896
Lane and Douglas Counties School District No. 45J3 GO, South Lane District, Refunding, AGMC Insured, 4.75%, 6/15/25	3,510,000	3,588,413
Lane County GO, Series A, 5.00%,
11/01/27	1,650,000	1,766,259
11/01/28	1,240,000	1,318,405
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,438,750
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,667,165
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	2,458,604
6/15/28	2,000,000	832,480
6/15/29	1,925,000	749,191
Lane County School District No. 52 Bethel GO, Refunding, AGMC Insured, 5.00%, 6/15/20	5,700,000	5,935,809
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,748,305
6/01/27	1,675,000	1,780,525
Linn County Community School District No. 9 GO,
Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21	1,155,000	1,308,661
Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30	9,495,000	10,772,267
NATL Insured, Pre-Refunded, 5.375%, 6/15/30	5,000,000	5,008,450
Linn County School District No. 55 GO, Sweet Home, AGMC Insured, Pre-Refunded, 5.00%, 6/15/29	1,000,000	1,048,560
Medford Hospital Facilities Authority Revenue, Asante Health System,
Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	25,627,250
Refunding, Series A, NATL Insured, 5.00%, 8/15/18	2,570,000	2,575,474
Refunding, Series A, NATL Insured, 5.00%, 8/15/24	1,715,000	1,718,653
Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,161,354
Multnomah County Hospital Facilities Authority Revenue, Adventis Health System-West, Series A, 5.125%, 9/01/40	5,500,000	5,554,010
Multnomah County School District No. 7 Reynolds GO,
[a]Refunding, 5.00%, 6/01/35	6,605,000	6,911,802
Series 2005, NATL Insured, 5.00%, 6/01/35	3,220,000	3,232,590
Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured, Pre- Refunded, 5.00%, 6/15/21	5,000,000	5,242,800
Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital Appreciation, AMBAC Insured, zero cpn., 6/01/16	2,260,000	1,774,416

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway Project, 5.20%, 12/01/24	$5,000,000	$5,013,700
Oregon Coast Community College District GO, NATL Insured, 5.00%, 6/15/23	3,745,000	4,039,320
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	6,737,727
Series A, 5.75%, 7/01/39	12,000,000	13,135,320
Series A, NATL Insured, 5.00%, 7/01/32	24,750,000	23,883,007
Oregon State Department of Administrative Services COP,
AGMC Insured, 4.625%, 5/01/30	7,795,000	7,899,063
Refunding, Series B, AGMC Insured, 5.00%, 5/01/21	1,805,000	1,919,401
Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26	7,500,000	7,657,500
Series A, 5.25%, 5/01/39	3,800,000	4,012,876
Series A, AGMC Insured, 5.00%, 5/01/23	2,695,000	2,864,623
Series A, AGMC Insured, 5.00%, 5/01/30	13,205,000	13,728,314
Series B, NATL RE, FGIC Insured, 5.00%, 11/01/30	20,100,000	21,018,771
Series C, 5.00%, 11/01/34	5,000,000	5,189,900
Oregon State Department of Administrative Services Lottery Revenue,
Oregon Administration, Lottery, Series A, AGMC Insured, 5.00%, 4/01/25	5,000,000	5,420,150
Oregon Administration, Lottery, Series A, AGMC Insured, 5.00%, 4/01/27	2,000,000	2,150,520
Series A, 5.00%, 4/01/27	17,880,000	19,559,647
Series A, 5.00%, 4/01/28	18,225,000	19,837,001
Series A, 5.00%, 4/01/29	1,750,000	1,895,232
Oregon State Department of Transportation Highway User Tax Revenue,
Refunding, Series A, 5.00%, 11/15/25	1,295,000	1,388,175
Refunding, Series A, 5.00%, 11/15/29	3,330,000	3,508,854
senior lien, Series A, 5.00%, 11/15/29	3,085,000	3,356,264
senior lien, Series A, 4.50%, 11/15/32	21,000,000	21,331,800
senior lien, Series A, 5.00%, 11/15/33	7,500,000	8,001,300
Series A, 5.00%, 11/15/28	15,000,000	15,849,750
Series A, Pre-Refunded, 5.125%, 11/15/23	5,000,000	5,528,750
Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25	7,910,000	7,911,345
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,527,795
Peacehealth, Series A, Refunding, 5.00%, 11/01/39	20,050,000	20,502,328
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	7,588,875
Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35	3,660,000	2,843,527
University of Portland Projects, Series A, 5.00%, 4/01/32	6,545,000	6,399,963
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	6,067,670
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,979,712
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	910,000	911,056
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	455,000	455,382
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,435,000	1,435,172
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,205,000	2,955,747
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	1,410,000	1,411,410
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	2,015,000	2,016,894
Elderly and Disabled Housing, Series C, 6.50%, 8/01/22	335,000	336,223
State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30	1,705,000	1,799,167
State Board of Higher Education, Refunding, Series A, 4.50%, 8/01/37	1,500,000	1,534,035
State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/38	6,225,000	6,663,427
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,605,645
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,108,318
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,799,022
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,388,300
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,846,705
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	5,876,357
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	2,000,000	2,107,900
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	7,020,900
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,352,150
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,179,503
Veteran’s Welfare, Series 77, 5.30%, 10/01/29	1,250,000	1,250,488
Veteran’s Welfare, Series A, 5.70%, 10/01/32	1,785,000	1,793,854
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
Peacehealth, AMBAC Insured, 5.00%, 11/15/26	5,500,000	5,587,230
Reed College Project, Series A, 5.75%, 7/01/32	10,735,000	10,851,904

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Oregon State Housing and Community Services Department MFHR, Series B, 6.00%, 7/01/31	$5,000,000	$5,002,600
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Series A, 6.35%, 7/01/14	240,000	240,082
SFM Program, Series A, 6.40%, 7/01/18	225,000	225,295
SFM Program, Series A, 6.45%, 7/01/26	385,000	385,370
SFM Program, Series C, 6.20%, 7/01/15	380,000	380,494
SFM Program, Series C, 6.40%, 7/01/26	220,000	220,202
SFM Program, Series D, 6.80%, 7/01/27	195,000	195,010
SFM Program, Series H, FHA Insured, 5.75%, 7/01/30	950,000	950,608
SFMR, Refunding, Series G, 5.35%, 7/01/30	5,685,000	5,940,200
Polk Marion and Benton Counties School District No. 13J GO, AGMC Insured, Pre-Refunded, 5.80%, 6/15/20	1,985,000	1,988,633
Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15	945,000	947,996
Port of Portland International Airport Revenue,
Portland International Airport, Refunding, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/23	3,000,000	3,046,590
Portland International Airport, Series 7-B, NATL Insured, Pre-Refunded, 7.10%, 7/01/21	2,800,000	3,061,100
Portland International Airport, Series 12A, NATL RE, FGIC Insured, 5.00%, 7/01/18	1,500,000	1,503,915
Series Nineteen, 5.50%, 7/01/38	23,000,000	24,687,280
Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%, 8/01/14	3,600,000	3,607,056
Portland Community College District GO, Series B, Pre-Refunded, 5.00%, 6/01/21	6,290,000	6,580,724
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,576,450
Portland GO, Limited Tax,
Series A, 5.00%, 6/01/24	10,000,000	10,251,800
Series A, NATL Insured, 5.125%, 6/01/30	6,315,000	6,459,803
Series B, zero cpn., 6/01/21	1,000,000	650,480
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,000,300
Portland MFR,
Civic Stadium Housing Project, Series A, 6.00%, 3/01/17	755,000	757,220
Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37	3,090,000	3,102,638
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured, 5.00%, 6/15/21	3,000,000	3,114,390
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,640,774
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,632,625
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,415,486
Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
6/15/24	1,295,000	1,322,687
6/15/25	2,385,000	2,427,381
Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A, AMBAC Insured, 5.50%, 6/15/20	3,000,000	3,090,960
Portland Water System Revenue,
NATL Insured, 4.50%, 10/01/27	1,000,000	1,033,310
NATL Insured, 4.50%, 10/01/28	3,895,000	4,009,318
second lien, Series A, NATL Insured, 4.375%, 10/01/25	3,415,000	3,534,081
Redmond Airport GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	990,920
Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,024,544
Redmond GO, Series C, NATL Insured, 5.00%, 6/01/33	1,260,000	1,293,793
Salem Hospital Facility Authority Revenue,
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,255,640
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	8,999,370
Series A, 5.75%, 8/15/23	10,000,000	10,884,300
Salem-Keizer School District No. 24J GO, Deferred Interest, Series B, zero cpn., 6/15/30	8,500,000	3,229,150
Southwestern Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	1,100,000	1,252,856
Sunrise Water Authority Water Revenue, sub. lien,
Series B, XLCA Insured, 5.00%, 9/01/25	1,160,000	1,162,564
XLCA Insured, 5.00%, 3/01/25	1,660,000	1,663,353
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, 5.00%, 6/15/25	1,560,000	1,670,838
Tri-County Metropolitan Transportation District Revenue, Series A, 4.75%, 9/01/29	15,305,000	16,269,062
Washington and Clackamas Counties Tigard-Tualatin School District No. 23J GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	7,000,000	7,617,050
Washington Clackamas and Yamhill Counties School District No. 88J GO,
Deferred Interest, Series A, NATL Insured, zero cpn., 6/15/27	3,500,000	1,562,820
Sherwood, Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,249,534

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Sherwood, Series A, NATL Insured, zero cpn., 12/15/31	$3,515,000	$1,178,474
	Sherwood, Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	2,943,645
	Washington County Clean Water Services Sewer Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 10/01/19	3,905,000	4,037,301
	Washington County GO, Obligations,
	Refunding, 4.375%, 6/01/26	1,000,000	1,049,880
	Series A, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,462,200
	Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22	4,155,000	4,518,646
	Yamhill County McMinnville School District No. 40 GO, AGMC Insured, 5.00%, 6/15/28	4,000,000	4,183,160

			945,575,194

	U.S. Territories 18.1%
	Guam 0.4%
	Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
	12/01/24	840,000	903,622
	12/01/29	3,250,000	3,397,062

			4,300,684

	Puerto Rico 17.6%
	Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.625%, 5/15/43	10,000,000	9,003,400
	Puerto Rico Commonwealth GO,
	Public Improvement, Refunding, Series A, 5.50%, 7/01/32	15,000,000	15,392,550
	Public Improvement, Series A, 5.00%, 7/01/29	10,000,000	9,975,200
	Public Improvement, Series A, 5.125%, 7/01/31	9,885,000	9,899,432
	Public Improvement, Series A, 5.375%, 7/01/33	10,000,000	10,028,800
	Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	5,115,000	5,383,793
	Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,780,485
	Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	13,000,000	15,649,270
	Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
	Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	10,000,000	9,882,000
	Series D, Pre-Refunded, 5.375%, 7/01/36	10,000,000	10,934,300
	Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	6,250,000	5,952,438
	Puerto Rico Electric Power Authority Power Revenue,
	Series II, AGMC Insured, Pre-Refunded, 5.125%, 7/01/26	9,150,000	10,098,031
	Series II, Pre-Refunded, 5.25%, 7/01/31	12,000,000	13,274,280
	Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	11,625,200
	Series WW, 5.25%, 7/01/33	9,690,000	9,829,633
	Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	16,591,350
	Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E, Pre-Refunded, 5.50%, 8/01/29	5,000,000	5,389,550
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
	Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	16,147,600
	first sub., Series A, 5.375%, 8/01/39	9,000,000	9,339,300
	first sub., Series A, 6.50%, 8/01/44	10,000,000	11,302,800

			210,479,412

	U.S. Virgin Islands 0.1%
	Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%, 7/01/21	1,400,000	1,401,064

	Total U.S. Territories		216,181,160

	Total Municipal Bonds before Short Term Investments (Cost $1,109,777,299)		1,161,756,354

	Short Term Investments 3.2%

	Municipal Bonds 3.2%
	Oregon 3.2%
[b]	Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
	Daily VRDN and Put, 0.30%, 8/15/37	18,300,000	18,300,000
	Refunding, Daily VRDN and Put, 0.27%, 8/15/32	13,975,000	13,975,000

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

[b]	Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, Daily VRDN and Put, 0.23%, 12/01/15	$5,880,000	$5,880,000

	Total Short Term Investments (Cost $38,155,000)		38,155,000

	Total Investments (Cost $1,147,932,299) 100.3%		1,199,911,354
	Other Assets, less Liabilities (0.3)%		(3,885,114)

	Net Assets 100.0%		$1,196,026,240

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Oregon Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
MFHR	Multi-Family Housing Revenue
MFR	Multi-Family Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCR	Pollution Control Revenue
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.1%
Pennsylvania 86.5%
Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport, Refunding, NATL RE, FGIC Insured, 5.75%, 1/01/18	$1,000,000	$1,004,970
Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28	4,000,000	4,008,280
Allegheny County GO,
NATL Insured, Pre-Refunded, 5.00%, 11/01/27	1,000,000	1,101,100
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27	3,000,000	3,178,830
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,189,150
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,104,910
5.00%, 3/01/33	1,300,000	1,320,761
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,130,050
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,699,643
Allegheny County Hospital Development Authority Revenue,
5.625%, 8/15/39	12,000,000	12,528,720
Health System, Series A, NATL Insured, Pre-Refunded, 6.50%, 11/15/30	10,000,000	10,476,900
Allegheny County IDAR,
County Guaranteed, Refunding, Series B, NATL Insured, 5.00%, 11/01/29	1,485,000	1,509,191
County Guaranteed, Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	7,515,000	8,284,311
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29	5,000,000	5,511,850
Allegheny County Port Authority Special Revenue, Transportation, Refunding, NATL RE, FGIC Insured, 5.00%,
3/01/25	13,250,000	13,484,790
3/01/29	16,500,000	16,699,320
Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19	245,000	245,681
Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29	1,140,000	1,141,630
Series II-2, GNMA Secured, 5.90%, 11/01/32	355,000	356,235
Allegheny County Sanitation Authority Sewer Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	6,820,342
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,141,400
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28	1,550,000	1,599,399
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35	2,430,000	2,482,196
Armstrong County GO, Refunding, NATL Insured, 5.40%, 6/01/31	2,500,000	2,512,950
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	3,768,732
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,089,279
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%, 11/15/39	6,890,000	6,981,499
Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31	3,675,000	3,695,801
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31	4,000,000	4,563,720
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39	4,500,000	5,111,685
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,164,160
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,
5.875%, 11/15/29	1,000,000	1,043,400
6.125%, 11/15/39	3,200,000	3,330,304
6.25%, 11/15/44	2,500,000	2,604,000
Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
5.60%, 7/01/10	600,000	601,524
5.75%, 7/01/12	1,795,000	1,799,739
5.75%, 7/01/17	2,200,000	2,205,808
5.625%, 7/01/21	1,500,000	1,491,990
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	5,000,000	5,211,700
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37	1,000,000	1,028,660
Cumberland County Municipal Authority College Revenue, Dickinson College,
Assn. of Independent Colleges and Universities of Pennsylvania Financing Program, Series GG1, NATL Insured, 5.00%, 5/01/34	7,610,000	7,752,079
Assn. of Independent Colleges and Universities of Pennsylvania Financing Program, Series HH1, 5.00%, 11/01/39	1,200,000	1,216,140
Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30	1,200,000	1,225,212
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36	$10,000,000	$10,430,300
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	4,525,000	5,159,495
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,109,075
Delaware County Authority College Revenue,
5.00%, 11/15/40	3,000,000	3,178,440
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,139,943
Eastern College, Series C, 5.625%, 10/01/28	2,210,000	2,099,588
Haverford College, 5.75%, 11/15/29	3,500,000	3,576,335
Haverford College, 6.00%, 11/15/30	1,750,000	1,789,953
Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A, 5.00%, 12/15/31	5,000,000	4,033,300
Delaware County Authority Revenue, Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	12,479,292
Delaware County IDAR, Philadelphia Suburban Water Co. Project, NATL RE, FGIC Insured, 6.00%, 6/01/29	2,000,000	2,001,320
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,557,050
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	5,395,020
Erie County IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding, Series B, 6.00%, 9/01/16	600,000	607,566
Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25	5,000,000	5,002,600
Erie Higher Education Building Authority College Revenue, Mercyhurst College, 5.50%, 3/15/38	2,000,000	2,029,040
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,343,160
Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29	3,000,000	3,039,900
Erie Water Authority Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,219,870
Greater Johnstown School District GO, Series C, NATL Insured, 5.125%, 8/01/25	3,605,000	3,685,103
Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%, 7/01/27	1,500,000	1,340,775
Johnstown RDA Sewer Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	1,825,000	2,103,331
Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875%, 6/01/21	1,000,000	1,010,580
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,734,051
12/01/35	2,500,000	2,535,875
Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31	1,500,000	1,503,885
Lehigh County General Purpose Authority Revenues,
Lehigh Valley Hospital, Health Network, Series B, AGMC Insured, 5.25%, 7/01/19	2,750,000	2,828,073
Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,563,465
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	11,513,362
Luzerne County IDA Facility Revenue, Pennsylvania American Water Co., Refunding, 5.50%, 12/01/39	10,000,000	10,305,600
Lycoming County Authority College Revenue, Pennsylvania College of Technology,
AMBAC Insured, 5.25%, 5/01/32	5,030,000	4,718,643
Refunding, AMBAC Insured, 5.35%, 7/01/26	2,400,000	2,402,184
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%, 7/01/39	20,000,000	20,352,600
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,325,000	12,129,301
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,099,100
Mercer County GO, NATL RE, FGIC Insured, 5.00%, 10/01/31	2,000,000	2,014,420
Mercer County IDA Water Facilities Revenue, NATL Insured, 6.00%, 7/01/30	5,000,000	5,000,900
Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	976,830
5.125%, 1/01/37	2,000,000	1,898,460
5.25%, 1/01/43	2,000,000	1,907,080
Montgomery County GO, 5.00%, 9/15/22	3,335,000	3,446,389
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	5,838,435
Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities Inc. Obligated Group,
5.25%, 11/15/28	5,000,000	4,755,950
Refunding, Series B, 5.00%, 11/15/22	1,000,000	973,770

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Montour School District GO, AGMC Insured, 5.00%,
4/01/32	$5,000,000	$5,213,900
4/01/37	12,500,000	12,915,125
Mount Lebanon School District GO, Series A, 5.00%, 2/15/34	6,000,000	6,364,380
Muhlenberg School District GO, Series AA, FGIC Insured, Pre-Refunded, 6.00%, 9/01/23	4,000,000	4,056,160
Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27	5,000,000	5,544,350
Northampton Borough Municipal Authority Water Revenue, NATL Insured,
5.00%, 5/15/34	445,000	449,432
Pre-Refunded, 5.00%, 5/15/34	1,955,000	2,235,054
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	10,005,600
Series B, 5.50%, 8/15/33	2,200,000	2,191,244
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	21,030,600
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	20,806,800
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,041,580
4/01/31	2,000,000	2,073,580
Norwin School District GO,
AGMC Insured, 5.00%, 4/01/37	10,000,000	10,314,200
AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,503,460
Series A, NATL Insured, 5.00%, 4/01/30	1,000,000	1,008,010
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,831,977
Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22	2,835,000	3,091,908
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	10,000,000	11,154,500
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/33	3,325,000	3,354,925
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American Water Co. Project, 6.20%, 4/01/39	10,000,000	10,663,400
Pennsylvania HFA, SFMR, Refunding,
Series 103C, 5.45%, 10/01/38	10,000,000	10,353,100
Series 105C, 4.875%, 10/01/34	25,000,000	24,980,750
Pennsylvania HFAR,
Future Income Growth Securities, SFM, Series 64, 5.25%, 4/01/30	3,050,000	3,050,427
SFM, Refunding, Series 63A, zero cpn., 4/01/30	10,630,000	3,562,645
SFM, Refunding, Series 72A, 5.25%, 4/01/21	5,790,000	5,799,322
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,264,500
Second Series A, 5.00%, 8/01/25	5,000,000	5,481,150
Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
Drexel University, NATL Insured, 5.75%, 5/01/22	3,095,000	3,104,687
Marywood University Project, NATL Insured, Pre-Refunded, 5.65%, 6/01/25	2,500,000	2,500,000
Pennsylvania State Higher Educational Facilities Authority Revenue,
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,231,000
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,550,370
Drexel University, Series A, 5.20%, 5/01/29	750,000	769,073
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	26,175,122
[a]Edinboro University Foundation, 6.00%, 7/01/43	3,500,000	3,510,290
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,335,350
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,120,213
State System of Higher Education, NATL Insured, 5.00%, 6/15/37	7,000,000	7,221,690
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,201,950
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,263,500
Thomas Jefferson University, 5.00%, 3/01/40	14,950,000	15,366,955
Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,186,900
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,534,450
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,307,840
University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,223,100
University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,412,036
Widener University, 5.00%, 7/15/31	500,000	490,385
Widener University, 5.00%, 7/15/39	5,750,000	5,553,062
Pennsylvania State Public School Building Authority Community College Revenue, Community College Philadelphia Project, 6.00%, 6/15/28	5,000,000	5,445,200

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	$15,000,000	$16,775,100
Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,030,500
Pennsylvania State Public School Building Authority Revenue,
Career Institute of Technology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,034,950
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,621,175
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,
5.00%, 12/01/24	1,655,000	1,706,835
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,655,650
Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 7/15/31	10,000,000	10,618,500
Pennsylvania State Turnpike Commission Turnpike Revenue,
5.125%, 12/01/40	16,860,000	17,286,727
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,719,150
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,121,100
Series R, AMBAC Insured, 5.00%, 12/01/26	2,000,000	2,058,160
Series R, AMBAC Insured, 5.00%, 12/01/30	11,125,000	11,365,300
sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	20,794,000
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,041,540
3/01/40	8,115,000	8,622,593
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,232,302
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,665,704
Please Touch Museum Project, 5.25%, 9/01/36	7,210,000	6,251,791
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,876,320
Philadelphia Gas Works Revenue, Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	755,000	903,010
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,293,800
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,360,150
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,621,300
Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue, Temple University Health System, Refunding, Series A,
5.50%, 7/01/30	5,000,000	4,500,300
5.00%, 7/01/34	5,000,000	4,056,850
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,197,950
Philadelphia IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.125%, 10/01/26	12,000,000	12,871,080
Philadelphia Municipal Authority Revenue, Lease, 6.50%,
4/01/34	3,250,000	3,434,990
4/01/39	2,500,000	2,631,675
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	14,565,000	13,980,943
Philadelphia School District GO,
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,740,000
Series E, 6.00%, 9/01/38	5,000,000	5,471,800
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/36	3,000,000	3,102,420
AGMC Insured, 5.00%, 7/01/28	4,000,000	4,133,760
AGMC Insured, 5.00%, 7/01/29	11,645,000	11,996,795
NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,790,493
Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/24	2,000,000	2,000,000
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	1,295,000	1,295,453
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	690,000	784,627
Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30	8,870,000	9,409,385
Reading Area Water Authority Water Revenue, AGMC Insured, 5.00%, 12/01/27	3,400,000	3,597,166
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,189,000
Reading School District GO, AGMC Insured, 5.00%, 1/15/36	11,715,000	12,090,349
Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
Refunding, Series A, 5.875%, 12/01/31	555,000	567,299
Series A, Pre-Refunded, 5.875%, 12/01/31	1,945,000	2,118,222

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Scranton School District GO,
	Series A, AGMC Insured, 5.00%, 7/15/38	$5,430,000	$5,592,574
	Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,149,700
	Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,149,619
	Seneca Valley School District GO, NATL Insured, Pre-Refunded, 5.375%, 1/01/21	2,000,000	2,150,720
	Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,074,360
[a]	South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	10,000,000	10,206,300
	Southcentral General Authority Revenue,
	WellSpan Health Obligated Group, NATL Insured, ETM, 5.25%, 5/15/31	1,875,000	1,933,856
	WellSpan Health Obligated Group, NATL Insured, Pre-Refunded, 5.25%, 5/15/31	8,125,000	8,584,875
	WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	10,000,000	11,154,100
	York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37	1,090,000	1,096,911
	Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	6,900,000	7,579,029
	Southmoreland School District GO, NATL Insured, 5.00%, 4/01/27	5,025,000	5,268,109
	State Public School Building Authority College Revenue,
	Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,046,050
	Montgomery County Community College, AGMC Insured, 5.00%, 5/01/28	1,225,000	1,321,983
	Westmoreland County Community College, NATL RE, FGIC Insured, 5.25%, 10/15/22	2,170,000	2,219,736
	State Public School Building Authority School Revenue, Harrisburg School District Project, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,163,800
	Susquehanna Area Regional Airport Authority Airport System Revenue,
	Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,692,000
	Series A, 6.50%, 1/01/38	4,000,000	3,989,560
	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,
	Refunding, Series B, 5.25%, 9/15/27	9,500,000	10,679,235
	Refunding, Series C, 5.00%, 9/15/35	9,500,000	10,033,805
	Series B, 5.00%, 9/15/31	10,000,000	10,695,700
	Upper St. Clair Township School District GO,
	AGMC Insured, Pre-Refunded, 5.00%, 7/15/28	465,000	502,019
	Refunding, AGMC Insured, 5.00%, 7/15/28	535,000	548,466
	Washington County GO,
	Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27	4,295,000	4,419,813
	Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27	705,000	776,339
	Washington County IDA College Revenue, Washington Jefferson College, Refunding,
	5.25%, 11/01/30	7,525,000	7,855,648
	5.00%, 11/01/36	8,470,000	8,542,164
	West Allegheny School District GO, Refunding, Series D, NATL RE, FGIC Insured, 4.75%,
	9/01/19	2,000,000	2,041,500
	9/01/20	3,805,000	3,876,838
	West Mifflin Area School District GO, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,068,000
	Whitehall Coplay School District GO, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,433,380
	Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,013,415
	Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,243,588

			1,160,812,108

	U.S. Territories 11.6%
	Puerto Rico 10.8%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	2,100,000	2,205,315
	Puerto Rico Commonwealth GO,
	Public Improvement, Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,295,400
	Public Improvement, Series A, 5.00%, 7/01/29	4,000,000	3,990,080
	Public Improvement, Series A, 5.00%, 7/01/33	13,960,000	13,808,673
	Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33	14,000,000	15,747,480
	Series A, 5.00%, 7/01/28	5,000,000	4,883,500
	Series A, 5.25%, 7/01/37	10,000,000	9,928,100
	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	7,010,000	6,857,042
	Puerto Rico Electric Power Authority Power Revenue,
	Series TT, 5.00%, 7/01/32	5,100,000	5,079,549
	Series XX, 5.25%, 7/01/40	14,000,000	14,130,340
	Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36	5,950,000	5,872,888

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
	5.375%, 8/01/39	$20,000,000	$20,754,000
	6.00%, 8/01/42	34,000,000	37,045,720

			145,598,087

	U.S. Virgin Islands 0.8%
	Virgin Islands PFAR,
	Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,945,350
	senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	5,585,690

			10,531,040

	Total U.S. Territories		156,129,127

	Total Municipal Bonds before Short Term Investments (Cost $1,268,881,543)		1,316,941,235

	Short Term Investments (Cost $20,350,000) 1.5%

	Municipal Bonds 1.5%
	Pennsylvania 1.5%
[b]	Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.26%, 5/15/35	20,350,000	20,350,000

	Total Investments (Cost $1,289,231,543) 99.6%		1,337,291,235
	Other Assets, less Liabilities 0.4%		4,916,278

	Net Assets 100.0%		$1,342,207,513

[a]	Security purchased on a when-issued basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Pennsylvania Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDR	Industrial Development Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.6%
Virginia 74.6%
Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%, 7/01/28	$5,000,000	$5,000,150
Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
6.30%, 12/01/25	2,000,000	2,010,140
Series A, 6.55%, 12/01/25	5,000,000	5,043,000
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	1,245,000	1,431,825
Capital Region Airport Commission Airport Revenue, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,124,060
7/01/38	5,895,000	6,161,631
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34	1,000,000	1,001,960
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,409,750
Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
7/15/19	2,795,000	2,817,192
7/15/32	8,000,000	8,003,280
Chesterfield County EDA, PCR, Virginia Electric and Power, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,414,400
Dinwiddie County IDA Lease Revenue, Refunding, Series B, NATL Insured, 5.00%, 2/15/30	1,410,000	1,417,459
Fairfax County EDA Revenue, National Wildlife Federation, NATL Insured, 5.375%, 9/01/29	8,000,000	8,025,600
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,690,995
Series A, 5.50%, 5/15/35	10,000,000	10,760,300
Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center, Refunding, Series A, FHA Insured,
5.90%, 6/15/17	800,000	800,992
6.00%, 12/15/28	1,000,000	1,001,240
Fairfax County Water Authority Water Revenue,
Pre-Refunded, 5.00%, 4/01/27	2,830,000	3,060,305
Refunding, 5.00%, 4/01/27	11,420,000	11,796,061
Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement, Series B, AGMC Insured, 5.00%,
4/01/29	5,115,000	5,292,746
4/01/35	6,000,000	6,133,680
Gloucester County IDA Lease Revenue, Courthouse Project, NATL Insured, Pre-Refunded, 5.50%, 11/01/30	1,715,000	1,768,525
Greater Richmond Convention Center Authority Hotel Tax Revenue,
Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32	8,175,000	8,272,937
Refunding, NATL Insured, 5.00%, 6/15/30	17,555,000	17,796,206
Hampton Convention Center Revenue, Refunding, AMBAC Insured,
5.25%, 1/15/23	3,000,000	3,095,910
5.125%, 1/15/28	2,605,000	2,657,517
5.00%, 1/15/35	7,600,000	7,660,724
Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
5.00%, 4/01/33	10,000,000	10,742,400
Refunding, 5.00%, 4/01/38	24,470,000	26,082,328
Harrisonburg GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/29	1,000,000	1,046,980
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	7,418,420
8/15/46	15,000,000	13,609,200
Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.60%, 5/01/24	2,000,000	2,020,840
Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18	4,155,000	4,209,389
King George County IDA Lease Revenue, AGMC Insured, 5.00%, 3/01/32	3,595,000	3,703,497
Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded, 6.10%, 6/01/32	1,500,000	1,670,790
Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33	15,060,000	15,690,261
Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11, Series C, 5.00%, 11/01/35	5,000,000	5,277,450
Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29	5,545,000	5,812,324
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,044,030
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 1/15/22	$1,000,000	$1,041,160
	Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,763,835
	Newport News EDA, EDR, Series A, 5.00%, 1/15/31	5,870,000	6,177,529
	Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured, 6.25%, 8/01/36	2,950,000	2,952,714
	Newport News Water Revenue, AGMC Insured, 5.00%, 6/01/37	1,345,000	1,414,617
	Norfolk Airport Authority Revenue, Series B, NATL RE, FGIC Insured, 5.125%, 7/01/31	1,440,000	1,367,870
	Norfolk Water Revenue, NATL Insured, 5.90%, 11/01/25	5,000,000	5,016,150
	Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%, 7/01/33	2,600,000	2,619,604
	Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/34	1,000,000	1,082,160
	Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,636,737
	Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project, Refunding, FHA Insured, 8.70%, 8/01/23	50,000	50,567
	Pittsylvania County GO, Series B, 5.75%, 2/01/30	5,800,000	6,482,428
	Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%, 7/15/33	1,000,000	1,022,200
	Powhatan County GO, Refunding, 5.00%, 1/15/32	5,140,000	5,517,070
	Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1, AMBAC Insured, 6.00%, 12/01/33	2,080,000	2,083,515
	Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%, 7/01/32	1,750,000	1,837,850
	Richmond GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/15/19	3,690,000	3,918,227
	Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%, 1/01/31	4,400,000	4,484,260
	Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%, 8/01/22	2,000,000	2,033,520
	Richmond Public Utility Revenue,
	AGMC Insured, 5.00%, 1/15/35	3,500,000	3,659,565
	AGMC Insured, Pre-Refunded, 5.00%, 1/15/33	8,500,000	9,112,170
	Refunding, 5.00%, 1/15/35	11,495,000	12,230,565
	Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
	7/01/28	7,000,000	7,296,030
	7/01/32	22,000,000	22,539,000
	Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,574,100
	Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
	Series A, NATL Insured, 5.25%, 8/01/31	5,000,000	5,248,900
	Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	7,900,142
	XLCA Insured, 5.00%, 8/01/37	3,985,000	4,078,568
	Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation, 5.25%, 6/15/37	5,000,000	4,992,700
	University of Virginia Revenue,
	General, 5.00%, 6/01/37	8,935,000	9,397,833
	General, Refunding, 5.00%, 6/01/40	16,750,000	17,969,400
	Series B, 5.00%, 6/01/33	14,000,000	14,555,660
	Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27	5,635,000	6,104,114
	Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21	1,865,000	1,879,845
	Virginia College Building Authority Educational Facilities Revenue,
	Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,297,758
	Public Higher Education Financing Program, Series B, 5.00%, 9/01/25	13,205,000	14,679,998
	Public Higher Education Financing Program, Series B, 5.00%, 9/01/29	5,010,000	5,474,678
	Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/21	5,000,000	5,320,100
	Regent University Project, NATL Insured, Pre-Refunded, 5.125%, 10/01/31	4,050,000	4,309,281
	Virginia Commonwealth Transportation Board Transportation Revenue,
	Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27	8,920,000	9,173,328
	U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/24	2,000,000	2,088,520
	U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%, 5/15/26	10,000,000	10,442,600
	Virginia Port Authority Port Facility Revenue,
	NATL Insured, 4.75%, 7/01/28	1,500,000	1,505,985
	Refunding, 5.00%, 7/01/40	6,000,000	6,207,780
[a]	Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	23,437,690
	Virginia State HDA, Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	10,000,000	10,876,400
	Virginia State HDA Revenue, Rental Housing,
	Series B, 5.625%, 6/01/39	7,240,000	7,683,016
	Series B, 5.00%, 6/01/45	3,050,000	3,098,404

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Principal
	Amount	Value

Series E, 5.00%, 10/01/44	$6,540,000	$6,631,364
Series F, 5.05%, 12/01/44	12,125,000	12,353,192
Series F, 5.00%, 4/01/45	2,125,000	2,153,326
Virginia State Public School Authority GO, School Financing, Series A, Pre-Refunded, 5.00%, 8/01/20	3,000,000	3,191,730
Virginia State Public School Authority Revenue, School Financing,
1997 Resolution, Series A, 5.00%, 8/01/30	2,200,000	2,422,662
Series A, Pre-Refunded, 5.00%, 8/01/21	4,000,000	4,255,640
Series C, Pre-Refunded, 5.00%, 8/01/22	2,000,000	2,127,820
Series C, Pre-Refunded, 5.00%, 8/01/26	10,925,000	11,623,217
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, 6.00%, 12/01/32	5,000,000	5,610,850
Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%, 8/01/27	3,000,000	3,018,240
Virginia State Resources Authority Infrastructure Revenue,
Senior Series A, 5.00%, 11/01/31	5,000,000	5,353,100
Senior Series A, 5.00%, 11/01/36	4,915,000	5,184,686
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	4,615,000	4,822,029
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	435,685
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,723,936
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,716,021
Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe Service District Project, 5.00%, 11/01/35	1,125,000	1,159,223
Winchester IDA Hospital Revenue, Valley Health System Obligation, Series E, 5.625%, 1/01/44	3,350,000	3,403,332

		619,798,690

District of Columbia 7.1%
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,214,590
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,020,800
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/25	1,000,000	1,013,070
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,736,122
Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32	6,655,000	7,372,476
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	10,438,800
5.25%, 10/01/44	12,000,000	12,716,160
Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/27	5,000,000	5,021,300
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,124,400

		58,657,718

U.S. Territories 16.9%
Puerto Rico 16.9%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	1,100,000	1,163,327
Assured Guaranty, 5.00%, 7/01/28	7,000,000	7,268,240
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,312,300
Series A, 5.125%, 7/01/28	5,000,000	4,898,800
Series A, 5.00%, 7/01/29	8,000,000	7,980,160
Series A, 5.125%, 7/01/31	3,315,000	3,319,840
Series A, 5.00%, 7/01/33	900,000	890,244
Series A, 6.00%, 7/01/38	5,000,000	5,287,850
Series A, Pre-Refunded, 5.125%, 7/01/31	1,685,000	1,773,547
Series A, Pre-Refunded, 5.00%, 7/01/33	1,100,000	1,237,302
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%, 7/01/36	4,500,000	5,417,055
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,467,150
Series D, Pre-Refunded, 5.25%, 7/01/38	3,000,000	3,272,580
Series G, 5.00%, 7/01/33	1,695,000	1,676,626
Series G, Pre-Refunded, 5.00%, 7/01/33	3,305,000	3,717,530
Puerto Rico Electric Power Authority Power Revenue,
Series HH, AGMC Insured, Pre-Refunded, 5.25%, 7/01/29	5,910,000	5,992,149
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,487,560

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Principal
		Amount	Value

	Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	$1,000,000	$1,162,520
	Series TT, 5.00%, 7/01/32	10,000,000	9,959,900
	Series WW, 5.50%, 7/01/38	6,700,000	6,888,739
	Series XX, 5.25%, 7/01/40	8,400,000	8,478,204
	Puerto Rico Municipal Finance Agency Revenue, Series A, AGMC Insured, 5.00%, 8/01/27	2,580,000	2,604,149
	Puerto Rico PBA Guaranteed Revenue, Government Facilities,
	Refunding, Series D, 5.375%, 7/01/33	1,315,000	1,326,362
	Refunding, Series N, 5.00%, 7/01/32	5,000,000	4,901,550
	Refunding, Series Q, 5.625%, 7/01/39	5,000,000	5,051,050
	Series D, Pre-Refunded, 5.375%, 7/01/33	3,685,000	4,029,289
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub., Series A,
	5.375%, 8/01/39	6,000,000	6,226,200
	6.00%, 8/01/42	20,000,000	21,791,600

	Total U.S. Territories		140,581,823

	Total Municipal Bonds before Short Term Investments (Cost $791,722,684)		819,038,231

	Short Term Investments 0.5%

	Municipal Bonds 0.5%
	Virginia 0.3%
[b]	Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.28%,
	8/01/31	1,055,000	1,055,000
	8/01/33	1,710,000	1,710,000

			2,765,000

	U.S. Territories 0.2%
	Puerto Rico 0.2%
[b]	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, Daily VRDN and Put, 0.23%, 7/01/32	1,135,000	1,135,000

	Total Short Term Investments (Cost $3,900,000)		3,900,000

	Total Investments (Cost $795,622,684) 99.1%		822,938,231

	Other Assets, less Liabilities 0.9%		7,724,421

	Net Assets 100.0%		$830,662,652

[a]	A portion of the security purchased on a delayed delivery basis.

[b]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Franklin Virginia Tax-Free Income Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDR	Industrial Development Revenue
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCR	Pollution Control Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
1. ORGANIZATION
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds).
2. FINANCIAL INSTRUMENT VALUATION
The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
3. INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Alabama	Arizona	Colorado
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$292,945,417	$1,099,433,447	$704,170,630

Unrealized appreciation	$10,325,182	$44,029,169	$30,247,847
Unrealized depreciation	(4,969,970)	(23,972,416)	(9,126,002)

Net unrealized appreciation (depreciation)	$5,355,212	$20,056,753	$21,121,845

	Franklin	Franklin	Franklin Federal
	Connecticut	Double	Intermediate-Term
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$512,363,489	$607,349,001	$1,909,998,060

Unrealized appreciation	$16,174,692	$24,071,974	$81,387,076
Unrealized depreciation	(3,195,873)	(7,057,765)	(3,364,237)

Net unrealized appreciation (depreciation)	$12,978,819	$17,014,209	$78,022,839

	Franklin Federal	Franklin	Franklin
	Limited-Term	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$434,745,152	$1,220,069,448	$459,762,770

Unrealized appreciation	$8,776,675	$58,960,714	$21,774,634
Unrealized depreciation	(527,606)	(8,785,263)	(2,875,709)

Net unrealized appreciation (depreciation)	$8,249,069	$50,175,451	$18,898,925

	Franklin	Franklin	Franklin
	High Yield	Insured	Kentucky
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$7,558,835,601	$2,580,208,102	$183,793,106

Unrealized appreciation	$403,733,086	$84,922,950	$6,066,565
Unrealized depreciation	(314,942,809)	(30,323,641)	(1,194,001)

Net unrealized appreciation (depreciation)	$88,790,277	$54,599,309	$4,872,564

	Franklin	Franklin	Franklin
	Louisiana	Maryland	Massachusetts
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$395,026,053	$650,989,918	$563,917,892

Unrealized appreciation	$13,451,958	$21,907,233	$20,081,379
Unrealized depreciation	(4,037,059)	(11,334,554)	(2,441,141)

Net unrealized appreciation (depreciation)	$9,414,898	$10,572,679	$17,640,238

	Franklin	Franklin	Franklin
	Michigan	Minnesota	Missouri
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,505,927,179	$931,718,012	$1,016,035,915

Unrealized appreciation	$59,140,951	$42,873,677	$37,333,969
Unrealized depreciation	(13,852,771)	(1,039,364)	(10,340,065)

Net unrealized appreciation (depreciation)	$45,288,180	$41,834,313	$26,993,904

	Franklin	Franklin	Franklin
	New Jersey	North Carolina	Ohio
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,546,886,017	$1,170,683,810	$1,632,210,373

Unrealized appreciation	$70,636,956	$41,776,155	$70,373,758
Unrealized depreciation	(14,389,148)	(6,204,317)	(10,761,323)

Net unrealized appreciation (depreciation)	$56,247,808	$35,571,838	$59,612,435

	Franklin	Franklin	Franklin
	Oregon	Pennsylvania	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,147,889,794	$1,289,878,214	$795,590,318

Unrealized appreciation	$57,120,315	$56,844,005	$31,600,620
Unrealized depreciation	(5,098,755)	(9,430,984)	(4,252,707)

Net unrealized appreciation (depreciation)	$52,021,560	$47,413,021	$27,347,913

4. FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.
At May 31, 2010, all of the Funds’ investments in securities carried at fair value were in Level 2 inputs.
5. SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the statements of investments and determined that no events have occurred that require disclosure.
For information on the Funds’ policy regarding other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  July 27, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  July 27, 2010